UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-05349

Goldman Sachs Trust

(Exact name of registrant as specified in charter)

71 South Wacker Drive, Chicago, Illinois	60606
(Address of principal executive offices)	(Zip code)

Caroline Kraus, Esq. Goldman, Sachs & Co. 200 West Street New York, New York 10282	Copies to: Geoffrey R.T. Kenyon, Esq. Dechert LLP One International Place, 40th Floor 100 Oliver Street Boston, MA 02110-2605

(Name and address of agent for service)

Registrant’s telephone number, including area code: (312) 655-4400

Date of fiscal year end: August 31

Date of reporting period: May 31, 2017

Item 1.	Schedule of Investments.

FINANCIAL SQUARE FEDERAL INSTRUMENTS FUND

Schedule of Investments

May 31, 2017 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Amortized Cost
U.S. Government Agency Obligations – 59.1%
Federal Farm Credit Bank(a)
$200,000	1.090%	06/13/17	$ 200,008
650,000	0.991	06/15/17	650,000
3,500,000	1.069	06/30/17	3,499,989
25,000,000	1.019	07/13/17	25,000,022
1,250,000	1.170	08/01/17	1,249,897
700,000	1.029	09/15/17	699,990
Federal Home Loan Bank(a)
1,600,000	0.834	06/13/17	1,599,996
1,600,000	0.839	06/13/17	1,600,000
1,600,000	0.844	06/13/17	1,600,000
3,300,000	0.839	06/15/17	3,300,000
24,000,000	0.837	06/16/17	24,000,000
1,300,000	0.799	07/12/17	1,300,000
200,000	0.854	07/14/17	200,000
7,000,000	0.829	07/25/17	7,000,000
3,750,000	0.834	07/25/17	3,750,000
500,000	0.960	08/21/17	500,000
4,000,000	0.950	08/22/17	4,000,000
4,000,000	1.170	08/28/17	3,999,903
1,500,000	1.035	09/01/17	1,500,000
1,600,000	0.879	09/12/17	1,600,000
5,200,000	0.819	11/15/17	5,199,985
1,800,000	0.822	11/16/17	1,800,000
3,800,000	0.829	11/16/17	3,800,000
8,000,000	0.834	11/17/17	8,000,000
2,500,000	0.942	12/19/17	2,500,000
2,300,000	0.938	12/27/17	2,300,000
7,100,000	0.832	01/16/18	7,100,000
6,100,000	0.839	01/19/18	6,100,000
7,600,000	0.845	01/22/18	7,600,000
3,800,000	0.852	01/23/18	3,800,000
2,000,000	0.859	01/25/18	2,000,000
6,000,000	0.868	01/26/18	6,000,000
2,100,000	0.892	03/01/18	2,100,810
2,410,000	0.961	03/15/18	2,410,000
2,410,000	0.967	03/16/18	2,409,905
3,200,000	0.859	05/18/18	3,200,000
7,000,000	0.895	06/01/18	7,000,000
4,800,000	1.014	06/19/18	4,800,000
3,270,000	1.054	06/28/18	3,270,000
700,000	0.935	07/09/18	699,959
1,100,000	0.936	07/12/18	1,099,938
Federal Home Loan Bank Discount Notes
57,800,000	0.758	06/02/17	57,798,804
35,700,000	0.763	06/07/17	35,695,543
20,000,000	0.764	06/09/17	19,996,667
70,000,000	0.805	06/14/17	69,980,030
22,000,000	0.963	08/11/17	21,959,041
10,000,000	0.967	08/16/17	9,979,987
2,450,000	0.959	09/18/17	2,443,027
7,000,000	1.058	11/15/17	6,966,391
Tennessee Valley Authority
3,615,000	5.500	07/18/17	3,636,334

TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS			$398,896,226

U.S. Treasury Obligations – 45.4%
United States Treasury Bills
$400,000	0.610%	06/01/17	$ 400,000
100,000	0.738	06/01/17	100,000

Principal Amount	Interest Rate		Maturity Date	Amortized Cost
U.S. Treasury Obligations – (continued)
United States Treasury Bills – (continued)
$159,600,000	0.651%		06/08/17	$159,580,139
400,000	0.723		06/15/17	399,890
100,000	0.753		06/22/17	99,957
2,500,000	0.928		08/24/17	2,494,692
125,000	0.908		09/21/17	124,654
1,600,000	0.914		09/21/17	1,595,545
100,000	0.913		10/05/17	99,687
1,850,000	0.919		10/05/17	1,844,172
1,300,000	0.924		10/05/17	1,295,882
325,000	0.934		10/05/17	323,959
100,000	0.955		10/05/17	99,673
3,175,000	0.970		10/12/17	3,163,857
100,000	0.929		10/19/17	99,646
2,700,000	0.934		10/19/17	2,690,392
900,000	0.950		10/19/17	896,745
12,250,000	0.960		10/19/17	12,205,219
700,000	0.965		10/19/17	697,427
300,000	0.970		10/19/17	298,892
3,500,000	0.975		10/26/17	3,486,351
3,100,000	0.993		11/02/17	3,087,104
600,000	0.996		11/02/17	597,497
400,000	1.001		11/02/17	398,323
625,000	1.006		11/02/17	622,366
600,000	1.011		11/02/17	597,459
400,000	1.016		11/02/17	398,297
100,000	1.022		11/02/17	99,572
6,900,000	1.037		11/09/17	6,868,679
3,600,000	1.042		11/16/17	3,582,864
900,000	1.057	(b)	11/16/17	895,653
100,000	1.063	(b)	11/16/17	99,515
1,900,000	1.068		11/24/17	1,890,293
6,700,000	1.071		11/24/17	6,665,689
4,900,000	1.073		11/24/17	4,874,847
30,500,000	1.083	(b)	11/30/17	30,336,554
United States Treasury Floating Rate Notes(a)
5,700,000	1.039		07/31/17	5,700,719
200,000	1.130		10/31/17	200,108
6,400,000	1.234		01/31/18	6,412,561
United States Treasury Notes
4,300,000	0.875		06/15/17	4,300,398
4,900,000	0.875		07/15/17	4,901,417
190,000	2.375		07/31/17	190,483
1,800,000	0.875		08/15/17	1,800,681
12,710,000	4.750		08/15/17	12,812,980
600,000	0.625		08/31/17	599,738
5,300,000	1.875		08/31/17	5,314,882
3,050,000	0.625		09/30/17	3,047,983
1,000,000	1.875		09/30/17	1,003,536
2,350,000	1.875		10/31/17	2,359,899
2,400,000	4.250		11/15/17	2,436,683
200,000	0.625		11/30/17	199,717
600,000	2.250		11/30/17	604,102
1,000,000	3.500		02/15/18	1,017,355

TOTAL U.S. TREASURY OBLIGATIONS				$305,914,733

TOTAL INVESTMENTS – 104.5%				$704,810,959

LIABILITIES IN EXCESS OF OTHER ASSETS – (4.5)%				(30,299,235)

NET ASSETS – 100.0%				$674,511,724

FINANCIAL SQUARE FEDERAL INSTRUMENTS FUND

Schedule of Investments (continued)

May 31, 2017 (Unaudited)

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.

(a) Variable or floating rate security. Interest rate disclosed is that which is in effect at May 31, 2017.

(b) All or a portion represents a forward commitment.

Interest rates represent either the stated coupon rate, annualized yield on date of purchase for discounted securities, or, for floating rate securities, the current reset rate, which is based upon current interest rate indices.

Maturity dates represent either the final legal maturity date on the security, the demand date for puttable securities, or the prerefunded date for those types of securities.

For information on the mutual funds, please call our toll free Shareholder Services Line at 1-800-526-7384 or visit us on the web at www.GSAMFUNDS.com.

FINANCIAL SQUARE GOVERNMENT FUND

Schedule of Investments

May 31, 2017 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Amortized Cost
U.S. Government Agency Obligations – 33.1%
Federal Farm Credit Bank(a)
$13,450,000	1.090%	06/13/17	$ 13,450,539
49,000,000	0.991	06/15/17	49,000,000
275,000,000	1.131	06/26/17	274,999,727
294,500,000	1.069	06/30/17	294,499,054
75,000,000	1.019	07/13/17	75,000,067
65,000,000	1.155	07/21/17	64,999,986
6,500,000	1.170	08/01/17	6,499,466
64,000,000	1.029	09/15/17	63,999,063
Federal Home Loan Bank(a)
247,000,000	0.834	06/13/17	246,999,349
247,050,000	0.839	06/13/17	247,050,000
247,050,000	0.844	06/13/17	247,050,000
494,000,000	0.839	06/15/17	494,000,000
9,850,000	0.996	06/15/17	9,850,000
497,000,000	0.798	06/27/17	497,000,000
397,500,000	0.750	07/10/17	397,500,000
500,000,000	0.804	07/10/17	500,000,000
484,850,000	0.794	07/11/17	484,850,000
182,700,000	0.799	07/12/17	182,700,000
198,700,000	0.854	07/14/17	198,700,000
952,500,000	0.829	07/25/17	952,500,000
1,493,500,000	0.834	07/25/17	1,493,500,000
79,000,000	0.960	08/21/17	79,000,000
245,000,000	0.950	08/22/17	245,000,000
152,500,000	1.170	08/28/17	152,496,295
581,900,000	0.815	09/01/17	581,900,000
348,000,000	0.860	09/06/17	348,000,000
247,050,000	0.879	09/12/17	247,050,000
497,500,000	0.878	10/02/17	497,500,000
497,000,000	0.888	10/02/17	497,000,000
148,500,000	1.004	11/08/17	148,500,000
704,000,000	0.819	11/15/17	703,998,022
241,500,000	0.822	11/16/17	241,500,000
482,600,000	0.829	11/16/17	482,600,000
984,000,000	0.834	11/17/17	984,000,000
246,000,000	0.942	12/19/17	246,000,000
247,000,000	1.018	12/26/17	247,000,000
246,300,000	0.938	12/27/17	246,300,000
967,000,000	0.832	01/16/18	967,000,000
772,200,000	0.839	01/19/18	772,200,000
965,500,000	0.845	01/22/18	965,500,000
482,700,000	0.852	01/23/18	482,700,000
246,000,000	0.859	01/25/18	246,000,000
738,000,000	0.868	01/26/18	738,000,000
248,000,000	1.066	02/05/18	248,000,000
133,000,000	1.032	02/15/18	133,000,000
497,000,000	1.022	02/22/18	497,000,000
255,600,000	0.892	03/01/18	255,698,627
238,060,000	0.961	03/15/18	238,060,000
238,060,000	0.967	03/16/18	238,050,582
496,000,000	0.936	03/23/18	496,000,000
410,100,000	0.859	05/18/18	410,100,000
993,000,000	0.895	06/01/18	993,000,000
741,200,000	1.014	06/19/18	741,200,000
494,020,000	1.054	06/28/18	494,020,000
98,700,000	0.935	07/09/18	98,694,307
148,100,000	0.936	07/12/18	148,091,699
497,200,000	0.939	07/13/18	497,200,000

Principal Amount	Interest Rate		Maturity Date	Amortized Cost
U.S. Government Agency Obligations – (continued)
Federal Home Loan Bank Discount Notes
$1,068,000,000	0.805%		06/14/17	$ 1,067,695,323
188,650,000	0.794		06/16/17	188,588,689
1,000,000,000	0.967		08/16/17	997,998,667
500,000,000	0.962		08/18/17	498,978,419
345,450,000	0.959		09/18/17	344,466,811
70,000,000	1.058		11/15/17	69,663,912
Federal Home Loan Mortgage Corporation
27,300,000	1.000		06/29/17	27,308,610
500,000,000	1.140	(a)	07/21/17	499,992,954
1,992,500,000	1.072	(a)	12/20/17	1,992,500,000
997,000,000	1.125	(a)	01/08/18	997,000,000
249,000,000	1.126	(a)	01/12/18	249,000,000
Federal National Mortgage Association
14,900,000	0.000		06/01/17	14,900,000
87,550,000	5.375		06/12/17	87,674,044
143,175,000	1.030	(a)	07/20/17	143,163,381
Overseas Private Investment Corp. (USA)(a)(b)
61,600,000	0.950		06/20/17	61,600,000
194,920,724	0.960		06/20/17	194,920,724
59,582,948	0.990		06/20/17	59,582,948
268,236,802	1.040		06/20/17	268,236,801

TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS				$30,164,778,066

U.S. Treasury Obligations – 17.5%
United States Treasury Bills
$37,500,000	0.671%		06/08/17	$ 37,495,187
86,500,000	0.928		08/24/17	86,316,332
114,225,000	0.893		09/21/17	113,914,054
200,400,000	0.903		09/21/17	199,848,232
208,300,000	0.908		09/21/17	207,723,240
160,200,000	0.914		09/21/17	159,753,932
8,000,000	0.913		10/05/17	7,974,940
449,925,000	0.919		10/05/17	448,507,736
499,200,000	0.924		10/05/17	497,618,784
82,175,000	0.934		10/05/17	81,911,835
11,200,000	0.955		10/05/17	11,163,348
449,950,000	0.970		10/12/17	448,370,800
99,725,000	0.919		10/19/17	99,375,963
7,000,000	0.929		10/19/17	6,975,228
375,000,000	0.934		10/19/17	373,665,625
115,300,000	0.950		10/19/17	114,882,998
1,579,300,000	0.960		10/19/17	1,573,526,781
202,900,000	0.965		10/19/17	202,154,343
46,800,000	0.970		10/19/17	46,627,100
509,225,000	0.975		10/26/17	507,239,233
241,200,000	0.993		11/02/17	240,196,575
603,600,000	0.996		11/02/17	601,082,484
50,100,000	1.001		11/02/17	49,889,970
120,475,000	1.006		11/02/17	119,967,365
73,200,000	1.011		11/02/17	72,889,998
47,100,000	1.016		11/02/17	46,899,524
13,000,000	1.022		11/02/17	12,944,389
1,102,500,000	1.037		11/09/17	1,097,495,415
28,400,000	1.022		11/16/17	28,267,467
148,000,000	1.057	(c)	11/16/17	147,285,160
17,900,000	1.063	(c)	11/16/17	17,813,125

FINANCIAL SQUARE GOVERNMENT FUND

Schedule of Investments (continued)

May 31, 2017 (Unaudited)

Principal Amount	Interest Rate		Maturity Date	Amortized Cost
U.S. Treasury Obligations – (continued)
United States Treasury Bills – (continued)
$305,200,000	1.068%		11/24/17	$ 303,640,767
158,000,000	1.071		11/24/17	157,190,864
201,800,000	1.073		11/24/17	200,764,093
1,486,500,000	1.083	(c)	11/30/17	1,478,534,012
United States Treasury Notes
67,322,000	0.875		08/15/17	67,330,584
1,745,011,000	4.750		08/15/17	1,759,359,117
182,000,000	0.625		08/31/17	181,919,399
1,927,100,000	1.875		08/31/17	1,932,522,243
540,550,000	0.625		09/30/17	540,186,217
271,700,000	1.875		09/30/17	272,681,052
408,900,000	1.875		10/31/17	410,577,681
653,000,000	4.250		11/15/17	662,927,466
80,100,000	0.625		11/30/17	79,974,751
178,100,000	2.250		11/30/17	179,320,825
116,400,000	3.500		02/15/18	118,420,067

TOTAL U.S. TREASURY OBLIGATIONS				$16,005,126,301

TOTAL INVESTMENTS BEFORE REPURCHASE AGREEMENTS				$46,169,904,367

Repurchase Agreements(d) – 49.3%
Bank of Montreal
$250,000,000	0.810%		06/01/17	$ 250,000,000
Maturity Value: $250,005,625

Collateralized by Federal Home Loan Mortgage Corp., 2.500% to 4.000%, due 03/27/19 to 02/01/42, Federal National Mortgage Association, 1.625% to 4.500%, due 01/21/20 to 05/01/47, Government National Mortgage Association, 3.500% to 5.500%, due 06/15/40 to 03/20/47 and U.S. Treasury Notes, 0.750% to 2.375%, due 07/31/17 to 04/30/18. The aggregate market value of the collateral, including accrued interest, was $257,146,426.

375,000,000	0.880	(a)(b)	06/07/17	375,000,000
Maturity Value: $375,687,499
Settlement Date: 04/27/17

Collateralized by a U.S. Treasury Bond, 3.875%, due 08/15/40, a U.S. Treasury Floating Rate Note, 1.130%, due 10/31/17, a U.S. Treasury Inflation-Indexed Bond, 2.500%, due 01/15/29 and U.S. Treasury Notes, 0.625% to 3.125%, due 07/31/17 to 05/15/27. The aggregate market value of the collateral, including accrued interest, was $382,500,011.

200,000,000	0.900	(a)(b)	06/07/17	200,000,000
Maturity Value: $200,455,000
Settlement Date: 04/26/17
200,000,000	0.900	(a)(b)	06/07/17	200,000,000
Maturity Value: $200,455,000
Settlement Date: 04/26/17

Shared collateral consisting of U.S. Treasury Bonds, 2.500% to 5.000%, due 05/15/37 to 05/15/45, a U.S. Treasury Inflation-Indexed Bond, 2.000%, due 01/15/26, a U.S. Treasury Inflation-Indexed Note, 1.125%, due 01/15/21, U.S. Treasury Notes, 0.750% to 2.750%, due 03/15/18 to 02/15/27 and a U.S. Treasury Principal-Only Stripped Security, 0.000%, due 02/15/40. The aggregate market value of the collateral, including accrued interest, was $408,000,096.

Principal Amount	Interest Rate		Maturity Date	Amortized Cost
Repurchase Agreements(d) – (continued)
Bank of Montreal – (continued)
$100,000,000	0.780%		06/13/17	$ 100,000,000
Maturity Value: $100,071,500
Settlement Date: 05/11/17
Collateralized by Federal National Mortgage Association, 2.500% to 4.500%, due 05/01/27 to 07/01/46. The aggregate market value of the collateral, including accrued interest, was $102,999,999.

Bank of Nova Scotia (The)
800,000,000	0.800	(a)(b)	06/07/17	800,000,000
Maturity Value: $800,711,110
Settlement Date: 05/05/17

Collateralized by Federal Home Loan Mortgage Corp., 3.500%, due 02/01/47, Federal National Mortgage Association, 3.000% to 4.500%, due 01/01/27 to 05/01/47 and Government National Mortgage Association, 3.000% to 4.000%, due 08/20/46 to 05/20/47. The aggregate market value of the collateral, including accrued interest, was $824,494,402.

Barclays Capital, Inc.
400,000,000	0.790		06/01/17	400,000,000
Maturity Value: $400,008,778

Collateralized by U.S. Treasury Bills, 0.000%, due 09/28/17 to 05/24/18, U.S. Treasury Bonds, 4.250% to 9.125%, due 05/15/18 to 11/15/40, U.S. Treasury Floating Rate Notes, 1.039% to 1.102%, due 07/31/17 to 01/31/19 and U.S. Treasury Notes, 0.625% to 4.750%, due 07/31/17 to 05/15/26. The aggregate market value of the collateral, including accrued interest, was $408,000,024.

150,000,000	0.800		06/01/17	150,000,000
Maturity Value: $150,003,333
Collateralized by U.S. Treasury Notes, 1.625% to 2.750%, due 02/15/19 to 05/15/26. The aggregate market value of the collateral, including accrued interest, was $153,000,073.

BNP Paribas
250,000,000	0.760		06/01/17	250,000,000
Maturity Value: $250,005,278

Collateralized by U.S. Treasury Bonds, 2.500% to 7.625%, due 11/15/22 to 02/15/45, U.S. Treasury Floating Rate Notes, 1.102% to 1.234%, due 01/31/18 to 01/31/19, a U.S. Treasury Inflation-Indexed Note, 0.125%, due 01/15/22, U.S. Treasury Interest-Only Stripped Securities, 0.000%, due 11/15/17 to 11/15/45, U.S. Treasury Notes, 0.625% to 3.625%, due 06/30/17 to 11/15/24 and U.S. Treasury Principal-Only Stripped Securities, 0.000%, due 08/15/22 to 05/15/46. The aggregate market value of the collateral, including accrued interest, was $255,000,067.

218,700,000	0.820		06/01/17	218,700,000
Maturity Value: $218,704,982

Collateralized by Federal Home Loan Mortgage Corp., 2.500% to 7.500%, due 10/01/27 to 01/01/32, Federal National Mortgage Association, 3.500% to 7.000%, due 05/01/29 to 05/01/47, Government National Mortgage Association, 2.500% to 10.000%, due 11/15/17 to 05/20/46, a U.S. Treasury Bill, 0.000%, due 11/16/17, a U.S. Treasury Floating Rate Note, 1.234%, due 01/31/18, U.S. Treasury Interest-Only Stripped Securities, 0.000%, due 11/15/17 to 11/15/45, U.S. Treasury Notes, 1.250% to 1.875%, due 08/31/17 to 03/31/19 and U.S. Treasury Principal-Only Stripped Securities, 0.000%, due 08/15/27 to 11/15/45. The aggregate market value of the collateral, including accrued interest, was $224,276,878.

FINANCIAL SQUARE GOVERNMENT FUND

Schedule of Investments (continued)

May 31, 2017 (Unaudited)

Principal Amount	Interest Rate		Maturity Date	Amortized Cost
Repurchase Agreements(d) – (continued)
BNP Paribas – (continued)
$500,000,000	0.840	%(a)(b)	06/01/17	$ 500,000,000
Maturity Value: $505,658,325
Settlement Date: 02/23/16

Collateralized by Federal Home Loan Mortgage Corp., 4.000% to 5.000%, due 03/01/35 to 08/01/45, Federal National Mortgage Association, 2.500% to 7.500%, due 11/01/18 to 01/01/47, Government National Mortgage Association, 3.000% to 6.500%, due 11/15/32 to 05/20/47, U.S. Treasury Bills, 0.000%, due 07/20/17 to 09/21/17 and U.S. Treasury Notes, 0.875% to 2.625%, due 06/30/17 to 08/15/24. The aggregate market value of the collateral, including accrued interest, was $512,285,440.

550,000,000	0.840	(a)(b)	06/01/17	550,000,000
Maturity Value: $556,134,325
Settlement Date: 02/23/16

Collateralized by Federal Home Loan Mortgage Corp., 2.500% to 7.000%, due 02/01/28 to 12/01/46, Federal National Mortgage Association, 1.875% to 7.500%, due 12/01/23 to 06/01/47, Government National Mortgage Association, 2.000% to 10.000%, due 07/15/17 to 05/20/47, U.S. Treasury Bills, 0.000%, due 07/20/17 to 10/12/17, a U.S. Treasury Bond, 3.000%, due 11/15/44, a U.S. Treasury Floating Rate Note, 1.234%, due 01/31/18, a U.S. Treasury Inflation-Indexed Note, 0.125%, due 04/15/21, U.S. Treasury Interest-Only Stripped Securities, 0.000%, due 08/15/21 to 02/15/22, U.S. Treasury Notes, 2.000% to 2.625%, due 04/30/18 to 04/30/24 and U.S. Treasury Principal-Only Stripped Securities, 0.000%, due 11/15/22 to 08/15/29. The aggregate market value of the collateral, including accrued interest, was $565,610,430.

425,000,000	0.790	(a)(b)	06/07/17	425,000,000
Maturity Value: $425,307,770
Settlement Date: 05/11/17

Collateralized by a U.S. Treasury Bill, 0.000%, due 10/12/17, a U.S. Treasury Floating Rate Note, 1.234%, due 01/31/18, a U.S. Treasury Inflation-Indexed Bond, 0.750%, due 02/15/42, a U.S. Treasury Inflation-Indexed Note, 0.125%, due 04/15/21, U.S. Treasury Interest-Only Stripped Securities, 0.000%, due 05/15/28 to 05/15/43 and U.S. Treasury Notes, 0.625% to 2.750%, due 08/15/17 to 02/15/26. The aggregate market value of the collateral, including accrued interest, was $433,500,001.

500,000,000	0.790	(a)(b)	06/07/17	500,000,000
Maturity Value: $500,329,166
Settlement Date: 05/15/17

Collateralized by Federal Home Loan Mortgage Corp., 2.500% to 7.500%, due 06/13/18 to 01/01/32, Federal National Mortgage Association, 3.000% to 7.500%, due 10/01/25 to 06/01/46, Government National Mortgage Association, 3.000% to 10.000%, due 11/15/17 to 05/20/47, U.S. Treasury Bonds, 3.750% to 6.250%, due 08/15/23 to 08/15/41, a U.S. Treasury Floating Rate Note, 1.234%, due 01/31/18, a U.S. Treasury Inflation-Indexed Note, 0.125%, due 07/15/22, U.S. Treasury Interest-Only Stripped Securities, 0.000%, due 08/15/17 to 05/15/45, U.S. Treasury Notes, 0.750% to 3.500%, due 07/31/17 to 05/31/21 and U.S. Treasury Principal-Only Stripped Securities, 0.000%, due 08/15/29 to 11/15/45. The aggregate market value of the collateral, including accrued interest, was $511,337,637.

500,000,000	0.840	(a)(b)	06/07/17	500,000,000
Maturity Value: $500,676,666
Settlement Date: 05/02/17

Collateralized by U.S. Treasury Bonds, 3.000% to 6.000%, due 02/15/26 to 05/15/42, U.S. Treasury Interest-Only Stripped Securities, 0.000%, due 08/15/17 to 11/15/31, U.S. Treasury Notes, 0.875% to 2.750%, due 02/28/18 to 02/15/26 and U.S. Treasury Principal-Only Stripped Securities, 0.000%, due 08/15/29 to 02/15/41. The aggregate market value of the collateral, including accrued interest, was $509,999,999.

Principal Amount	Interest Rate		Maturity Date	Amortized Cost
Repurchase Agreements(d) – (continued)
BNP Paribas – (continued)
$1,000,000,000	0.930	%(a)(b)	06/07/17	$ 1,000,000,000
Maturity Value: $1,001,549,998
Settlement Date: 05/18/17

Collateralized by Federal Home Loan Mortgage Corp., 3.000% to 7.000%, due 10/01/31 to 05/01/46, Federal National Mortgage Association, 2.500% to 7.500%, due 07/01/25 to 01/01/47, Government National Mortgage Association, 3.000% to 10.000%, due 07/15/17 to 04/20/47, a U.S. Treasury Bond, 3.000%, due 05/15/42 and a U.S. Treasury Note, 1.250%, due 03/31/19. The aggregate market value of the collateral, including accrued interest, was $1,029,979,505.

BNP Paribas Securities Corp.
1,000,000,000	0.940	(a)(b)	06/07/17	1,000,000,000
Maturity Value: $1,001,540,555
Settlement Date: 05/19/17

Collateralized by Federal Home Loan Mortgage Corp., 2.500% to 8.000%, due 06/01/18 to 06/01/47, Federal National Mortgage Association, 1.875% to 7.500%, due 01/01/18 to 05/01/47, Government National Mortgage Association, 2.500% to 10.000%, due 11/15/17 to 03/15/47, U.S. Treasury Bills, 0.000%, due 07/20/17 to 10/19/17, a U.S. Treasury Bond, 3.000%, due 11/15/44, a U.S. Treasury Floating Rate Note, 1.234%, due 01/31/18, U.S. Treasury Inflation-Indexed Notes, 1.375% to 2.625%, due 07/15/17 to 01/15/20, U.S. Treasury Interest-Only Stripped Securities, 0.000%, due 08/15/17 to 05/15/45, U.S. Treasury Notes, 1.250% to 2.125%, due 07/31/18 to 02/15/26 and U.S. Treasury Principal-Only Stripped Securities, 0.000%, due 08/15/39 to 11/15/45. The aggregate market value of the collateral, including accrued interest, was $1,028,269,817.

Citibank N.A.
1,000,000,000	0.810		06/07/17	1,000,000,000
Maturity Value: $1,000,157,500

Collateralized by Federal Farm Credit Bank, 2.140% to 2.670%, due 06/16/25 to 12/16/27, Federal Home Loan Bank, 3.500%, due 09/20/29, Federal Home Loan Mortgage Corp., 1.000% to 8.550%, due 09/29/17 to 01/01/27, Federal National Mortgage Association, 1.300% to 9.500%, due 07/01/17 to 04/01/47, Government National Mortgage Association, 3.875% to 9.500%, due 08/15/18 to 01/20/47, Tennessee Valley Authority, 2.875% to 3.500%, due 09/15/24 to 12/15/42, U.S. Treasury Bills, 0.000%, due 08/03/17 to 08/17/17, U.S. Treasury Bonds, 2.250% to 8.875%, due 02/15/19 to 08/15/46, U.S. Treasury Floating Rate Notes, 1.039% to 1.234%, due 07/31/17 to 01/31/19, U.S. Treasury Inflation-Indexed Bonds, 0.625% to 2.500%, due 01/15/26 to 02/15/43, U.S. Treasury Inflation-Indexed Notes, 0.125% to 2.625%, due 07/15/17 to 07/15/23 and U.S. Treasury Notes, 0.625% to 3.625%, due 10/15/17 to 05/15/27. The aggregate market value of the collateral, including accrued interest, was $1,020,000,035.

Citigroup Global Markets, Inc.
144,800,000	0.810		06/01/17	144,800,000
Maturity Value: $144,803,258
Collateralized by U.S. Treasury Notes, 1.000% to 2.250%, due 03/15/19 to 01/31/24. The aggregate market value of the collateral, including accrued interest, was $147,696,094.

FINANCIAL SQUARE GOVERNMENT FUND

Schedule of Investments (continued)

May 31, 2017 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Amortized Cost
Repurchase Agreements(d) – (continued)
Credit Agricole Corporate and Investment Bank
$750,000,000	0.800%	06/01/17	$ 750,000,000
Maturity Value: $750,016,667

Collateralized by Federal Home Loan Mortgage Corp., 3.000% to 4.500%, due 02/01/29 to 05/01/47, Federal National Mortgage Association, 1.000% to 6.625%, due 09/27/17 to 05/01/47, Government National Mortgage Association, 4.500%, due 08/20/44, a U.S. Treasury Bill, 0.000%, due 10/26/17, U.S. Treasury Bonds, 2.500% to 3.875%, due 08/15/40 to 02/15/46 and U.S. Treasury Notes, 0.750% to 2.250%, due 04/30/18 to 12/31/23. The aggregate market value of the collateral, including accrued interest, was $771,108,633.

600,000,000	0.790	06/02/17	600,000,000
Maturity Value: $600,092,167
Settlement Date: 05/26/17

Collateralized by a U.S. Treasury Inflation-Indexed Bond, 2.375%, due 01/15/25 and U.S. Treasury Notes, 0.625% to 2.750%, due 06/30/18 to 11/15/23. The aggregate market value of the collateral, including accrued interest, was $612,000,059.

300,000,000	0.780	06/06/17	300,000,000
Maturity Value: $300,045,500
Settlement Date: 05/30/17

Collateralized by a U.S. Treasury Inflation-Indexed Bond, 3.375%, due 04/15/32 and U.S. Treasury Notes, 0.875% to 2.750%, due 05/15/19 to 08/15/26. The aggregate market value of the collateral, including accrued interest, was $306,000,063.

Deutsche Bank Securities, Inc.
262,000,000	0.800	06/01/17	262,000,000
Maturity Value: $262,005,822
Collateralized by U.S. Treasury Notes, 1.625% to 2.000%, due 04/30/23 to 11/15/26. The aggregate market value of the collateral, including accrued interest, was $267,240,011.
250,000,000	0.810	06/01/17	250,000,000
Maturity Value: $250,005,625
Collateralized by U.S. Treasury Notes, 1.500% to 2.125%, due 08/31/18 to 01/31/21. The aggregate market value of the collateral, including accrued interest, was $255,000,076.

Federal Reserve Bank of New York
5,200,000,000	0.750	06/01/17	5,200,000,000
Maturity Value: $5,200,108,333
Collateralized by U.S. Treasury Bonds, 2.750% to 4.500%, due 05/15/38 to 11/15/42. The aggregate market value of the collateral, including accrued interest, was $5,200,108,408.

HSBC Securities (USA), Inc.
250,000,000	0.780	06/01/17	250,000,000
Maturity Value: $250,005,417
Collateralized by Government National Mortgage Association, 4.000% to 4.500%, due 09/20/45 to 04/20/46. The aggregate market value of the collateral, including accrued interest, was $255,000,055.
600,000,000	0.790	06/01/17	600,000,000
Maturity Value: $600,013,167
Collateralized by Federal National Mortgage Association, 3.000% to 5.000%, due 03/01/26 to 11/01/46. The aggregate market value of the collateral, including accrued interest, was $612,004,767.

ING Financial Markets LLC
300,000,000	0.790	06/01/17	300,000,000
Maturity Value: $300,006,583
Collateralized by Federal National Mortgage Association, 3.000% to 4.500%, due 06/01/26 to 11/01/46. The aggregate market value of the collateral, including accrued interest, was $306,003,318.

Principal Amount	Interest Rate		Maturity Date	Amortized Cost
Repurchase Agreements(d) – (continued)
ING Financial Markets LLC – (continued)
$500,000,000	0.800%		06/02/17	$ 500,000,000
Maturity Value: $500,077,778
Settlement Date: 05/26/17

Collateralized by Federal Home Loan Mortgage Corp., 7.000%, due 03/17/31 and Federal National Mortgage Association, 2.500% to 6.500%, due 03/01/24 to 04/01/47. The aggregate market value of the collateral, including accrued interest, was $510,002,907.

500,000,000	0.882	(a)(e)	07/14/17	500,000,000
Maturity Value: $509,559,758
Settlement Date: 05/26/15
Collateralized by Federal National Mortgage Association, 2.500% to 5.000%, due 12/01/25 to 01/01/47. The aggregate market value of the collateral, including accrued interest, was $510,001,391.
100,000,000	0.894	(a)(e)	07/18/17	100,000,000
Maturity Value: $101,610,889
Settlement Date: 10/08/15
Collateralized by Federal National Mortgage Association, 3.500% to 4.000%, due 01/01/26 to 04/01/47. The aggregate market value of the collateral, including accrued interest, was $102,004,485.
100,000,000	0.923	(a)(e)	07/25/17	100,000,000
Maturity Value: $101,914,643
Settlement Date: 07/09/15
Collateralized by Federal National Mortgage Association, 3.500% to 4.000%, due 02/01/43 to 09/01/44. The aggregate market value of the collateral, including accrued interest, was $102,002,619.

Joint Repurchase Agreement Account I
3,055,000,000	0.799		06/01/17	3,055,000,000
Maturity Value: $3,055,067,812

Joint Repurchase Agreement Account III
7,349,400,000	0.815		06/01/17	7,349,400,000
Maturity Value: $7,349,566,317

Lloyds Bank PLC
45,000,000	1.000	(e)	07/11/17	45,000,000
Maturity Value: $45,076,250
Settlement Date: 05/11/17
Collateralized by a U.S. Treasury Note, 1.000%, due 12/31/17. The market value of the collateral, including accrued interest, was $45,900,000.
55,000,000	1.000	(e)	07/11/17	55,000,000
Maturity Value: $55,093,194
Settlement Date: 05/11/17
Collateralized by a U.S. Treasury Note, 0.125%, due 01/15/22. The market value of the collateral, including accrued interest, was $56,100,000.
300,000,000	1.000	(e)	07/11/17	300,000,000
Maturity Value: $300,508,333
Settlement Date: 05/11/17
Collateralized by a U.S. Treasury Note, 0.125%, due 04/15/21. The market value of the collateral, including accrued interest, was $305,999,999.
350,000,000	1.000	(e)	07/11/17	350,000,000
Maturity Value: $350,593,055
Settlement Date: 05/11/17
Collateralized by a U.S. Treasury Note, 0.375%, due 07/15/25. The market value of the collateral, including accrued interest, was $356,999,999.
750,000,000	1.000	(e)	07/11/17	750,000,000
Maturity Value: $751,270,833
Settlement Date: 05/11/17
Collateralized by a U.S. Treasury Note, 2.625%, due 11/15/20. The market value of the collateral, including accrued interest, was $765,000,000.

Merrill Lynch, Pierce, Fenner & Smith, Inc.
120,200,000	0.810		06/01/17	120,200,000
Maturity Value: $120,202,705
Collateralized by Government National Mortgage Association, 3.000% to 5.500%, due 12/15/34 to 05/20/47. The aggregate market value of the collateral, including accrued interest, was $123,806,002.

FINANCIAL SQUARE GOVERNMENT FUND

Schedule of Investments (continued)

May 31, 2017 (Unaudited)

Principal Amount	Interest Rate		Maturity Date	Amortized Cost
Repurchase Agreements(d) – (continued)
Merrill Lynch, Pierce, Fenner & Smith, Inc. – (continued)
$557,000,000	0.810%		06/01/17	$ 557,000,000
Maturity Value: $557,012,533
Collateralized by Government National Mortgage Association, 4.000%, due 05/20/47. The market value of the collateral, including accrued interest, was $573,710,001.
1,000,000,000	0.920	(a)(e)	09/05/17	1,000,000,000
Maturity Value: $1,007,947,792
Settlement Date: 11/04/16

Collateralized by Federal Home Loan Mortgage Corp., 2.000% to 9.500%, due 06/01/17 to 06/01/47 and Government National Mortgage Association, 4.000%, due 05/20/47. The aggregate market value of the collateral, including accrued interest, was $1,030,000,001.

Mizuho Securities USA LLC
205,000,000	0.820		06/01/17	205,000,000
Maturity Value: $205,004,669

Collateralized by a U.S. Treasury Bond, 2.875%, due 08/15/45 and U.S. Treasury Notes, 1.125% to 2.250%, due 08/31/17 to 11/15/25. The aggregate market value of the collateral, including accrued interest, was $209,100,017.

MUFG Securities Americas, Inc.
300,000,000	0.800		06/01/17	300,000,000
Maturity Value: $300,006,667

Collateralized by Federal Home Loan Mortgage Corp., 2.500% to 6.500%, due 02/01/20 to 05/01/47, Federal National Mortgage Association, 1.300% to 6.000%, due 03/30/20 to 06/01/47, Government National Mortgage Association, 2.500% to 5.000%, due 04/20/32 to 05/20/47 and a U.S. Treasury Note, 2.125%, due 03/31/24. The aggregate market value of the collateral, including accrued interest, was $308,984,338.

MUFG Securities EMEA PLC
267,168,117	0.800	(a)(b)	06/07/17	267,168,117
Maturity Value: $267,334,355
Settlement Date: 05/12/17
Collateralized by a U.S. Treasury Note, 2.625%, due 08/15/20. The market value of the collateral, including accrued interest, was $272,511,480.
1,532,831,883	0.800	(a)(d)	06/07/17	1,532,831,883
Maturity Value: $1,533,785,644
Settlement Date: 05/12/17
Collateralized by a U.S. Treasury Note, 2.125%, due 05/15/25. The market value of the collateral, including accrued interest, was $1,563,488,521.

Nomura Securities International, Inc.
650,000,000	0.810		06/01/17	650,000,000
Maturity Value: $650,014,625

Collateralized by a U.S. Treasury Bill, 0.000%, due 07/20/17, U.S. Treasury Bonds, 2.875%, due 08/15/45 to 11/15/46 and U.S. Treasury Notes, 0.750% to 3.375%, due 12/31/17 to 05/15/25. The aggregate market value of the collateral, including accrued interest, was $663,000,032.

3,400,000,000	0.820		06/01/17	3,400,000,000
Maturity Value: $3,400,077,444

Collateralized by Federal Home Loan Mortgage Corp., 2.500% to 9.500%, due 08/01/17 to 06/01/47, Federal National Mortgage Association, 2.500% to 8.500%, due 06/01/17 to 05/01/47, Government National Mortgage Association, 2.100% to 10.500%, due 06/15/17 to 05/20/47 and U.S. Treasury Interest-Only Stripped Securities, 0.000%, due 05/15/35 to 05/15/47. The aggregate market value of the collateral, including accrued interest, was $3,501,989,183.

Prudential Insurance Company of America (The)
43,218,750	0.830		06/01/17	43,218,750
Maturity Value: $43,219,746
Collateralized by a U.S. Treasury Interest-Only Stripped Security, 0.000%, due 05/15/36. The market value of the collateral, including accrued interest, was $44,083,125.

Principal Amount	Interest Rate		Maturity Date	Amortized Cost
Repurchase Agreements(d) – (continued)
Prudential Insurance Company of America (The) – (continued)
$58,950,000	0.830%		06/01/17	$ 58,950,000
Maturity Value: $58,951,359
Collateralized by a U.S. Treasury Bond, 2.875%, due 05/15/43. The market value of the collateral, including accrued interest, was $60,129,000.
68,531,250	0.830		06/01/17	68,531,250
Maturity Value: $68,532,830
Collateralized by a U.S. Treasury Bond, 2.500%, due 02/15/45. The market value of the collateral, including accrued interest, was $69,901,875.
155,500,000	0.830		06/01/17	155,500,000
Maturity Value: $155,503,585
Collateralized by a U.S. Treasury Principal-Only Stripped Security, 0.000%, due 08/15/27. The market value of the collateral, including accrued interest, was $158,610,000.
197,000,000	0.830		06/01/17	197,000,000
Maturity Value: $197,004,542
Collateralized by a U.S. Treasury Bond, 2.875%, due 08/15/45. The market value of the collateral, including accrued interest, was $200,940,000.

RBC Capital Markets LLC
250,000,000	0.810	(a)(b)	06/07/17	250,000,000
Maturity Value: $251,861,875
Settlement Date: 07/20/16

Collateralized by Federal Home Loan Mortgage Corp., 2.500% to 6.500%, due 11/01/25 to 02/01/47, Federal National Mortgage Association, 2.500% to 7.000%, due 04/01/26 to 04/01/47 and Government National Mortgage Association, 2.500% to 4.500%, due 05/15/44 to 05/20/47. The aggregate market value of the collateral, including accrued interest, was $254,999,995.

250,000,000	0.810	(a)(b)	06/07/17	250,000,000
Maturity Value: $251,895,625
Settlement Date: 07/13/16

Collateralized by Federal Home Loan Mortgage Corp., 2.500% to 6.500%, due 09/01/23 to 06/01/47, Federal National Mortgage Association, 2.500% to 5.000%, due 11/01/23 to 06/01/47 and Government National Mortgage Association, 3.000% to 4.500%, due 09/20/45 to 03/20/47. The aggregate market value of the collateral, including accrued interest, was $255,000,002.

250,000,000	0.810	(a)(b)	06/07/17	250,000,000
Maturity Value: $251,873,125
Settlement Date: 07/18/16

Collateralized by Federal Home Loan Mortgage Corp., 2.500% to 6.500%, due 02/01/23 to 06/01/47, Federal National Mortgage Association, 2.500% to 6.000%, due 05/01/18 to 06/01/47 and Government National Mortgage Association, 3.000% to 4.000%, due 01/20/47 to 05/20/47. The aggregate market value of the collateral, including accrued interest, was $254,999,999.

1,000,000,000	0.810	(a)(b)	06/07/17	1,000,000,000
Maturity Value: $1,006,862,500
Settlement Date: 08/22/16

Collateralized by Federal Farm Credit Bank, 1.740% to 2.850%, due 11/25/20 to 03/20/24, Federal Home Loan Bank, 0.000% to 5.000%, due 08/25/17 to 12/12/25, Federal Home Loan Mortgage Corp., 1.200% to 4.500%, due 05/01/18 to 09/01/42, Federal National Mortgage Association, 2.500% to 4.500%, due 01/01/28 to 04/01/47, Government National Mortgage Association, 3.000% to 9.500%, due 03/15/18 to 05/20/47, a U.S. Treasury Bill, 0.000%, due 05/24/18, U.S. Treasury Inflation-Indexed Notes, 0.625% to 1.125%, due 01/15/21 to 01/15/24 and U.S. Treasury Notes, 1.125% to 3.625%, due 09/30/18 to 11/15/26. The aggregate market value of the collateral, including accrued interest, was $1,020,000,035.

FINANCIAL SQUARE GOVERNMENT FUND

Schedule of Investments (continued)

May 31, 2017 (Unaudited)

Principal Amount	Interest Rate		Maturity Date	Amortized Cost
Repurchase Agreements(d) – (continued)
RBC Capital Markets LLC – (continued)
$50,000,000	0.840	%(a)(b)	06/07/17	$ 50,000,000
Maturity Value: $50,634,666
Settlement Date: 01/15/16

Collateralized by Federal Home Loan Mortgage Corp., 2.500% to 4.500%, due 01/01/32 to 01/01/47 and Federal National Mortgage Association, 2.500% to 5.000%, due 07/01/26 to 06/01/47. The aggregate market value of the collateral, including accrued interest, was $51,000,002.

200,000,000	0.840	(a)(b)	06/07/17	200,000,000
Maturity Value: $203,910,661
Settlement Date: 03/27/15

Collateralized by Federal Home Loan Mortgage Corp., 3.000% to 4.000%, due 02/01/44 to 02/01/47, Federal National Mortgage Association, 2.000% to 4.000%, due 10/01/21 to 06/01/47 and Government National Mortgage Association, 3.000% to 3.500%, due 03/20/47 to 05/20/47. The aggregate market value of the collateral, including accrued interest, was $203,999,999.

350,000,000	0.840	(a)(b)	06/07/17	350,000,000
Maturity Value: $352,760,329
Settlement Date: 08/08/16

Collateralized by Federal Home Loan Mortgage Corp., 2.500% to 4.000%, due 09/01/28 to 06/01/47, Federal National Mortgage Association, 2.500% to 5.500%, due 09/01/18 to 06/01/47 and Government National Mortgage Association, 3.000% to 4.000%, due 08/20/45 to 05/20/47. The aggregate market value of the collateral, including accrued interest, was $356,999,998.

500,000,000	0.840	(a)(b)	06/07/17	500,000,000
Maturity Value: $503,184,995
Settlement Date: 10/05/16

Collateralized by Federal Home Loan Mortgage Corp., 3.000%, due 05/01/32 to 02/01/47, Federal National Mortgage Association, 3.000% to 4.000%, due 06/01/32 to 06/01/47 and Government National Mortgage Association, 3.000% to 6.500%, due 10/15/25 to 05/20/47. The aggregate market value of the collateral, including accrued interest, was $509,999,998.

500,000,000	0.840	(a)(b)	06/07/17	500,000,000
Maturity Value: $503,219,995
Settlement Date: 09/27/16

Collateralized by Federal Home Loan Mortgage Corp., 2.500% to 4.000%, due 03/01/29 to 06/01/47, Federal National Mortgage Association, 2.500% to 5.000%, due 09/01/28 to 06/01/47 and Government National Mortgage Association, 3.500% to 4.500%, due 03/20/47 to 05/20/47. The aggregate market value of the collateral, including accrued interest, was $510,000,004.

750,000,000	0.840	(a)(b)	06/07/17	750,000,000
Maturity Value: $754,794,993
Settlement Date: 10/04/16

Collateralized by Federal Home Loan Mortgage Corp., 4.000%, due 01/01/47 to 04/01/47, Federal National Mortgage Association, 2.500% to 6.000%, due 02/01/23 to 06/01/47, Government National Mortgage Association, 3.000% to 5.000%, due 05/20/37 to 05/20/47, a U.S. Treasury Bond, 3.750%, due 11/15/43 and U.S. Treasury Notes, 1.125% to 1.375%, due 02/28/21 to 06/30/23. The aggregate market value of the collateral, including accrued interest, was $765,000,003.

Principal Amount	Interest Rate		Maturity Date	Amortized Cost
Repurchase Agreements(d) – (continued)
RBC Capital Markets LLC – (continued)
$750,000,000	0.900	%(a)(b)	06/07/17	$ 750,000,000
Maturity Value: $751,687,500
Settlement Date: 04/26/17

Collateralized by Federal Home Loan Mortgage Corp., 2.500% to 5.000%, due 08/01/29 to 05/01/44, Federal National Mortgage Association, 2.500% to 5.000%, due 11/01/25 to 05/01/47, Government National Mortgage Association, 3.000% to 5.490%, due 04/20/32 to 05/20/47, U.S. Treasury Bills, 0.000%, due 07/13/17 to 11/02/17, U.S. Treasury Bonds, 2.750% to 4.375%, due 11/15/39 to 11/15/42, a U.S. Treasury Inflation-Indexed Bond, 3.625%, due 04/15/28, U.S. Treasury Inflation-Indexed Notes, 0.125% to 1.250%, due 04/15/18 to 07/15/20 and U.S. Treasury Notes, 0.750% to 2.750%, due 09/30/18 to 03/31/24. The aggregate market value of the collateral, including accrued interest, was $765,000,003.

RBC Dominion Securities, Inc.
250,000,000	0.820	(a)(b)	06/07/17	250,000,000
Maturity Value: $250,529,584
Settlement Date: 03/21/17
Collateralized by Government National Mortgage Association, 3.500% to 4.000%, due 05/20/45 to 06/20/46. The aggregate market value of the collateral, including accrued interest, was $255,000,000.
250,000,000	0.950	(a)(d)	06/07/17	250,000,000
Maturity Value: $250,620,139
Settlement Date: 05/08/17
Collateralized by Government National Mortgage Association, 3.500%, due 10/20/45 to 08/20/46. The aggregate market value of the collateral, including accrued interest, was $255,000,000.

Societe Generale
600,000,000	0.810	(a)	06/07/17	600,000,000
Maturity Value: $603,240,000
Settlement Date: 10/18/16

Collateralized by U.S. Treasury Bills, 0.000%, due 06/01/17 to 12/07/17, U.S. Treasury Bonds, 2.500% to 9.125%, due 05/15/18 to 02/15/47, U.S. Treasury Floating Rate Notes, 1.102% to 1.130%, due 10/31/17 to 01/31/19, U.S. Treasury Inflation-Indexed Bonds, 1.375% to 3.375%, due 01/15/25 to 02/15/44, U.S. Treasury Inflation-Indexed Notes, 0.125% to 2.625%, due 07/15/17 to 01/15/27, a U.S. Treasury Interest-Only Stripped Security, 0.000%, due 08/15/36 and U.S. Treasury Notes, 0.500% to 4.750%, due 06/15/17 to 05/15/27. The aggregate market value of the collateral, including accrued interest, was $612,000,083.

200,000,000	0.820	(a)	06/07/17	200,000,000
Maturity Value: $200,195,889
Settlement Date: 05/03/17

Collateralized by Federal Home Loan Mortgage Corp., 3.500% to 4.000%, due 09/01/43 to 02/01/47, Federal National Mortgage Association, 4.000%, due 07/01/44, Government National Mortgage Association, 3.000% to 6.000%, due 09/15/39 to 06/20/46, a U.S. Treasury Bill, 0.000%, due 09/07/17 and a U.S. Treasury Principal-Only Stripped Security, 0.000%, due 05/15/21. The aggregate market value of the collateral, including accrued interest, was $205,877,652.

TOTAL REPURCHASE AGREEMENTS				$44,885,300,000

TOTAL INVESTMENTS – 99.9%				$91,055,204,367

OTHER ASSETS IN EXCESS OF LIABILITIES – 0.1%				65,683,856

NET ASSETS – 100.0%				$91,120,888,223

FINANCIAL SQUARE GOVERNMENT FUND

Schedule of Investments (continued)

May 31, 2017 (Unaudited)

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.

(a)	Variable or floating rate security. Interest rate disclosed is that which is in effect at May 31, 2017.

(b)	The instrument is subject to a demand feature.

(c)	All or a portion represents a forward commitment.

(d)	Unless noted, all repurchase agreements were entered into on May 31, 2017. Additional information on Joint Repurchase Agreement Accounts I and III appear in the Additional Investments Information section.

(e)	Security has been determined to be illiquid by the Investment Adviser. At May 31, 2017, these securities amounted to $3,200,000,000 or approximately 3.5% of net assets.

Interest rates represent either the stated coupon rate, annualized yield on date of purchase for discounted securities, or, for floating rate securities, the current reset rate, which is based upon current interest rate indices.

Maturity dates represent either the final legal maturity date on the security, the demand date for puttable securities, or the prerefunded date for those types of securities.

For information on the mutual funds, please call our toll free Shareholder Services Line at 1-800-526-7384 or visit us on the web at www.GSAMFUNDS.com.

FINANCIAL SQUARE MONEY MARKET FUND

Schedule of Investments

May 31, 2017 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value
Commercial Paper and Corporate Obligations – 21.1%
Albion Capital LLC
$75,000,000	0.988%	06/02/17	$ 74,996,350
Bank of China (Hong Kong)
10,000,000	1.328	06/09/17	9,997,490
Barton Capital S.A.
17,800,000	1.205	08/07/17	17,760,695
CAFCO LLC
8,000,000	1.278	07/14/17	7,990,965
11,000,000	1.197	08/01/17	10,982,098
Charta LLC
15,000,000	1.197	08/03/17	14,970,080
10,000,000	1.195	08/23/17	9,972,420
CRC Funding LLC
10,000,000	1.197	08/01/17	9,981,125
17,800,000	1.206	08/28/17	17,748,205
DZ Bank AG
7,500,000	1.228	08/14/17	7,485,234
Erste Abwicklungsanstalt
8,000,000	1.237	08/22/17	7,982,220
First Abu Dhabi Bank
28,000,000	1.040	06/07/17	27,995,372
Kells Funding LLC
8,000,000	1.021	06/06/17	7,998,776
15,000,000	1.144	08/02/17	14,971,939
Liberty Street Funding LLC
10,000,000	1.268	09/12/17	9,964,958
LMA-Americas LLC
12,000,000	1.330	07/20/17	11,982,166
Matchpoint Finance PLC
50,000,000	0.947	06/01/17	49,998,590
9,000,000	1.278	07/05/17	8,990,200
Mitsubishi UFJ Trust & Banking Corp.
15,000,000	1.466	10/17/17	14,926,272
Nieuw Amsterdam Receivables Corp.
8,000,000	1.226	06/15/17	7,996,700
15,000,000	1.169	07/20/17	14,977,292
10,000,000	1.228	08/08/17	9,978,207
Nordea Bank AB
10,000,000	1.223	10/24/17	9,952,996
Old Line Funding LLC
9,000,000	1.206	07/24/17	8,985,447
SSM Health Care Corp.
9,000,000	1.174	06/20/17	8,994,345
Svenska Handelsbanken AB
7,500,000	1.249	10/25/17	7,462,760
Swedbank AB
6,000,000	1.103	08/07/17	5,988,973
Versailles Commercial Paper LLC
10,000,000	0.999	06/02/17	9,999,479
Victory Receivables Corp.
8,000,000	1.040	06/05/17	7,998,728

TOTAL COMMERCIAL PAPER AND CORPORATE OBLIGATIONS (Cost $428,999,124)			$ 429,030,082

Certificates of Deposit-Eurodollar – 3.4%
ABN Amro Bank N.V.
$50,000,000	1.283%	09/05/17	$ 49,821,058
Sumitomo Mitsui Trust Bank Ltd.
20,000,000	1.230	08/23/17	20,004,826

TOTAL CERTIFICATES OF DEPOSIT-EURODOLLAR (Cost $69,832,933)			$ 69,825,884

Principal Amount	Interest Rate	Maturity Date	Value
Certificates of Deposit-Yankeedollar – 5.8%
Banco Del Estado De Chile
$20,000,000	1.310%	10/06/17	$ 20,003,749
Bank of Tokyo-Mitsubishi UFJ Ltd. (The)
10,000,000	1.410	10/06/17	10,005,709
Cooperatieve Rabobank U.A.
7,000,000	1.300	08/01/17	7,003,638
Credit Agricole Corporate and Investment Bank
14,000,000	1.140	06/02/17	14,000,143
DZ Bank AG
9,500,000	1.290	08/25/17	9,500,380
3,000,000	1.380	10/20/17	3,000,429
National Bank of Kuwait
35,000,000	1.400	08/25/17	35,008,263
Norinchukin Bank (The)
10,000,000	1.430	07/26/17	10,005,985
Svenska Handelsbanken AB
5,000,000	1.190	06/08/17	5,000,300
Toronto-Dominion Bank (The)
3,500,000	1.240	06/16/17	3,500,378

TOTAL CERTIFICATES OF DEPOSIT-YANKEEDOLLAR (Cost $117,001,317)			$ 117,028,974

Fixed Rate Municipal Debt Obligations – 2.8%
Commonwealth Bank of Australia
$4,000,000	1.400%	09/08/17	$ 4,000,998
Cooperatieve Rabobank U.A.
8,100,000	1.700	03/19/18	8,116,697
HSBC USA, Inc.
5,000,000	1.300	06/23/17	5,000,284
MUFG Union Bank N.A.
3,803,000	2.125	06/16/17	3,804,184
Swedbank AB
11,500,000	2.125 (a)	09/29/17	11,527,136
UBS AG
13,500,000	1.375	06/01/17	13,500,000
Wells Fargo Bank N.A.
10,580,000	1.650	01/22/18	10,590,946

TOTAL FIXED RATE MUNICIPAL DEBT OBLIGATIONS (Cost $56,529,807)			$ 56,540,245

Time Deposits – 17.0%
Abbey National Treasury Services PLC
$60,000,000	0.840%	06/01/17	$ 60,000,668
Australia & New Zealand Banking Group Ltd.
60,000,000	0.940	06/06/17	60,004,909
Credit Industriel et Commercial
50,000,000	0.960	06/01/17	50,000,723
National Bank of Kuwait
50,000,000	0.870	06/01/17	50,000,000
Natixis
75,000,000	0.920	06/01/17	75,001,001
Skandinaviska Enskilda Banken AB
51,600,000	0.830	06/01/17	51,600,000

TOTAL TIME DEPOSITS (Cost $346,600,000)			$ 346,607,301

FINANCIAL SQUARE MONEY MARKET FUND

Schedule of Investments (continued)

May 31, 2017 (Unaudited)

Principal Amount	Interest Rate		Maturity Date	Value
Variable Rate Municipal Debt Obligations(b) – 8.2%
BlackRock Municipal Bond Trust VRDN RB Putters Series 2012-T0014 (JPMorgan Chase N.A., LIQ)(a)
$8,375,000	0.950%		06/01/17	$ 8,375,000
BlackRock MuniVest Fund II, Inc. VRDN RB Putters Series 2012-T0005 (JPMorgan Chase Bank N.A., LIQ)(a)
4,950,000	0.950		06/01/17	4,950,000
BlackRock MuniVest Fund, Inc. VRDN RB Putters Series 2012-T0007 (JPMorgan Chase Bank N.A., LIQ)
29,110,000	0.950		06/01/17	29,110,000
City of Columbia, South Carolina Waterworks & Sewer System VRDN RB Series 2009 RMKT (Sumitomo Mitsui Banking Corp., LOC)
9,500,000	0.780		06/07/17	9,500,000
City of Portland, Maine GO VRDN for Taxable Pension Bonds Series 2001 RMKT (Sumitomo Mitsui Banking Corp., SPA)
58,500,000	0.980		06/07/17	58,500,000
Federal Home Loan Mortgage Corporation VRDN RB for Multi-Family Variable Rate Certificates Series 2013-M027 Class A (FHLMC, LIQ)
3,510,000	0.800		06/07/17	3,510,000
Federal Home Loan Mortgage Corporation VRDN RB for Multi-Family Variable Rate Certificates Series 2014-M031 Class A (FHLMC, LIQ)
9,000,000	0.800		06/07/17	9,000,000
Los Angeles Department of Water & Power Waterworks VRDN RB Refunding Series 2001 Subseries B-4 RMKT (Citibank N.A., SPA)
3,650,000	0.740		06/07/17	3,650,000
Montgomery County, Tennessee IDB VRDN RB for Hankook Tire Manufacturing LP Project Series 2015 A (Kookmin Bank, LOC)
40,000,000	1.150		06/07/17	40,000,000
Ohio State University VRDN RB Series 2001
180,000	0.750		06/07/17	180,000

TOTAL VARIABLE RATE MUNICIPAL DEBT OBLIGATIONS (Cost $166,774,998)				$ 166,775,000

Variable Rate Obligations(b) – 35.2%
Abbey National Treasury Services PLC
$8,000,000	1.225%		09/01/17	$ 8,004,305
7,000,000	1.234		09/19/17	7,003,648
Bank of Montreal
9,000,000	1.433		08/07/17	9,006,779
8,500,000	1.213		01/08/18	8,495,076
7,500,000	1.529		01/11/18	7,517,351
10,000,000	1.364		03/27/18	10,010,259
Bank of Nova Scotia (The)
35,000,000	1.454	(a)	02/09/18	35,075,193
8,000,000	1.269		03/09/18	8,008,698
Bedford Row Funding Corp.
13,000,000	1.568	(a)	10/12/17	13,023,800
9,000,000	1.342	(a)	03/16/18	9,009,089
14,000,000	1.306	(a)	04/13/18	14,007,775
BNZ International Funding Ltd.
15,000,000	1.104	(a)	10/19/17	14,999,041
Canadian Imperial Bank of Commerce
6,400,000	1.534	(a)	01/19/18	6,418,135
Collateralized Commercial Paper Co., LLC
8,000,000	1.193		10/26/17	8,002,835
8,500,000	1.245		12/12/17	8,509,774
Collateralized Commercial Paper II Co., LLC
750,000	1.656	(a)	10/13/17	750,993
7,000,000	1.606	(a)	10/25/17	7,014,537
20,000,000	1.629	(a)	01/24/18	20,051,345

Principal Amount	Interest Rate		Maturity Date	Value
Variable Rate Obligations(b) – (continued)
Commonwealth Bank of Australia
$8,000,000	1.387	%(a)	02/23/18	$ 8,016,394
15,000,000	1.219		06/01/18	14,984,884
Credit Agricole SA
9,900,000	1.665	(a)	06/12/17	9,901,911
Credit Suisse AG
4,000,000	1.694		07/10/17	4,003,426
Dexia Credit Local
500,000	1.514		06/19/17	500,155
7,000,000	1.402		08/16/17	7,006,221
5,000,000	1.373		12/07/17	5,005,489
10,000,000	1.524		01/29/18	10,018,365
15,000,000	1.363		04/04/18	15,014,467
DNB Bank ASA
4,000,000	1.254		08/28/17	4,002,005
Erste Abwicklungsanstalt
6,000,000	1.213	(a)	09/07/17	6,002,657
8,000,000	1.189	(a)	09/18/17	8,002,781
20,000,000	1.084	(a)	09/25/17	19,998,619
9,000,000	1.264	(a)	10/27/17	9,003,724
HSBC Bank PLC
8,000,000	1.455	(a)	11/01/17	8,013,409
20,000,000	1.404	(a)	11/10/17	20,029,722
Mitsubishi UFJ Trust and Banking Corp.
10,000,000	1.292		10/05/17	10,004,771
Mizuho Bank Ltd.
10,000,000	1.590		07/20/17	10,008,741
7,000,000	1.545		08/02/17	7,007,258
14,000,000	1.284		10/10/17	14,004,978
8,000,000	1.269		10/12/17	8,002,485
National Australia Bank Ltd.
8,000,000	1.432	(a)	06/30/17	8,002,552
7,500,000	1.440	(a)	12/06/17	7,513,853
30,000,000	1.317	(a)	03/23/18	30,024,469
Norinchukin Bank (The)
10,000,000	1.545		07/31/17	10,009,165
10,000,000	1.274		10/27/17	10,003,727
Old Line Funding LLC
10,000,000	1.213	(a)	07/07/17	10,000,000
Oversea-Chinese Banking Corp., Ltd.
20,000,000	1.132	(a)	11/06/17	20,002,264
9,500,000	1.512	(a)	11/15/17	9,515,141
Royal Bank of Canada
8,000,000	1.377		06/16/17	8,000,921
5,000,000	1.434		08/09/17	5,004,512
15,000,000	1.244		04/19/18	15,008,421
Skandinaviska Enskilda Banken AB
8,000,000	1.227		08/23/17	8,003,381
Standard Chartered Bank
17,000,000	1.694		10/27/17	17,029,969
25,000,000	1.404		01/19/18	25,011,855
Sumitomo Mitsui Banking Corp.
10,000,000	1.404		08/10/17	10,007,009
16,000,000	1.319		09/15/17	16,008,586
Sumitomo Mitsui Trust Bank Ltd.
15,000,000	1.324		09/25/17	15,005,377
10,000,000	1.294		10/27/17	10,002,777
Svenska Handelsbanken AB
6,000,000	1.430		08/01/17	6,004,103
Toronto-Dominion Bank (The)
15,000,000	1.435		11/02/17	15,023,019
8,000,000	1.478		01/17/18	8,012,556

FINANCIAL SQUARE MONEY MARKET FUND

Schedule of Investments (continued)

May 31, 2017 (Unaudited)

Principal Amount	Interest Rate		Maturity Date	Value
Variable Rate Obligations(b) – (continued)
UBS AG
$5,900,000	1.615%		06/01/17	$ 5,900,000
Wells Fargo Bank N.A.
14,500,000	1.490		01/26/18	14,531,470
10,000,000	1.302		04/03/18	10,011,996
Westpac Banking Corp.
11,000,000	1.503	(a)	01/26/18	11,024,406
Westpac Securities NZ Ltd.
10,000,000	1.472	(a)	07/31/17	10,007,742
7,000,000	1.385	(a)	11/02/17	7,008,480

TOTAL VARIABLE RATE OBLIGATIONS (Cost $714,463,452)				$ 715,118,846

TOTAL INVESTMENTS BEFORE REPURCHASE AGREEMENTS (Cost $1,900,201,631)				$1,900,926,332

Repurchase Agreements(c) – 4.4%
BNP Paribas
$50,000,000	1.110	%(b)	06/07/17	$ 50,001,152
Maturity Value: $50,127,958
Settlement Date: 03/24/17

Collateralized by various asset-backed obligations, 0.000% to 8.658%, due 12/17/18 to 08/20/44, various corporate security issuers, 5.625% to 12.250%, due 06/01/17 to perpetual maturity and various sovereign debt security issuers, 4.875% to 10.125%, due 01/22/21 to 05/15/27. The aggregate market value of the collateral, including accrued interest, was $58,494,228.

Credit Suisse Securities (USA) LLC
30,000,000	1.545	(b)(d)	07/05/17	29,994,237
Maturity Value: $30,099,116
Settlement Date: 04/27/17
Collateralized by various corporate security issuers, 5.375% to 10.500%, due 09/15/22 to 05/15/27. The aggregate market value of the collateral, including accrued interest, was $33,001,533.

Mizuho Securities USA LLC
9,000,000	2.129	(b)(d)	08/29/17	8,999,919
Maturity Value: $9,064,411
Settlement Date: 05/08/17

Collateralized by a U.S. Treasury Inflation-Indexed Note, 0.125%, due 07/15/24 and U.S. Treasury Notes, 2.125% to 4.750%, due 08/15/17 to 12/31/22. The aggregate market value of the collateral, including accrued interest, was $9,180,061.

TOTAL REPURCHASE AGREEMENTS (Cost $89,000,000)				$ 88,995,308

TOTAL INVESTMENTS – 97.9% (Cost $1,989,201,631)				$1,989,921,640

OTHER ASSETS IN EXCESS OF LIABILITIES – 2.1%				42,393,595

NET ASSETS – 100.0%				$2,032,315,235

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.

(a)	Security not registered under the Securities Act of 1933, as amended. Such securities have been determined to be liquid by the Investment Adviser. At May 31, 2017, these securities amounted to $347,270,167 or approximately 17.1% of net assets.

(b)	Variable or floating rate security. Interest rate disclosed is that which is in effect at May 31, 2017.

(c)	Unless noted, all repurchase agreements were entered into on May 31, 2017.

(d)	Security has been determined to be illiquid by the Investment Adviser. At May 31, 2017, these securities amounted to $38,994,156 or approximately 1.9% of net assets.

Interest rates represent either the stated coupon rate, annualized yield on date of purchase for discounted securities, or, for floating rate securities, the current reset rate, which is based upon current interest rate indices.

Maturity dates represent either the final legal maturity date on the security, the demand date for puttable securities, or the prerefunded date for those types of securities.

Investment Abbreviations:
FHLMC	— Insured by Federal Home Loan Mortgage Corp.
GO	— General Obligation
IDB	— Industrial Development Board
LIQ	— Liquidity Agreement
LOC	— Letter of Credit
LP	— Limited Partnership
RB	— Revenue Bond
RMKT	— Remarketed
SPA	— Stand-by Purchase Agreement
VRDN	— Variable Rate Demand Notes

For information on the mutual funds, please call our toll free Shareholder Services Line at 1-800-526-7384 or visit us on the web at www.GSAMFUNDS.com.

FINANCIAL SQUARE PRIME OBLIGATIONS FUND

Schedule of Investments

May 31, 2017 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value
Commercial Paper and Corporate Obligations – 23.6%
Albion Capital LLC
$20,000,000	0.988%	06/02/17	$ 19,999,026
10,000,000	1.060	06/07/17	9,998,289
5,500,000	1.091	06/22/17	5,497,002
Bank of China (Hong Kong)
5,000,000	1.328	06/09/17	4,998,745
Barton Capital SA
6,000,000	1.123	06/19/17	5,996,526
BNZ International Funding Ltd.
3,500,000	1.279	07/24/17	3,495,254
CAFCO LLC
8,500,000	1.278	07/14/17	8,490,401
Charta LLC
5,000,000	1.197	08/03/17	4,990,027
CRC Funding LLC
5,000,000	1.197	08/01/17	4,990,562
Erste Abwicklungsanstalt
11,000,000	1.237	08/22/17	10,975,552
Fairway Finance Co., LLC
3,300,000	1.133	07/17/17	3,295,416
4,000,000	1.135	07/26/17	3,993,268
First Abu Dhabi Bank
14,000,000	1.040	06/07/17	13,997,686
Gotham Funding Corp.
10,000,000	1.040	06/02/17	9,999,479
6,000,000	1.071	06/15/17	5,997,575
Kells Funding LLC
25,000,000	0.917	06/01/17	24,999,351
9,000,000	1.154	07/05/17	8,991,162
8,000,000	1.102	07/18/17	7,988,949
10,400,000	1.144	07/18/17	10,385,634
Liberty Street Funding LLC
5,000,000	1.288	07/13/17	4,993,693
6,000,000	1.278	08/01/17	5,988,675
LMA-Americas LLC
5,000,000	1.330	07/20/17	4,992,569
Matchpoint Finance PLC
25,000,000	0.947	06/01/17	24,999,295
Mitsubishi UFJ Trust & Banking Corp.
8,000,000	1.466	10/17/17	7,960,679
Nieuw Amsterdam Receivables Corp.
6,000,000	1.228	08/08/17	5,986,925
Old Line Funding LLC
5,000,000	1.164	07/20/17	4,992,569
2,500,000	1.206	07/24/17	2,495,958
Regency Markets No. 1 LLC
10,000,000	1.071	06/27/17	9,992,350
Swedbank AB
8,000,000	1.103	08/07/17	7,985,297
United Overseas Bank Ltd.
2,000,000	1.185	07/11/17	1,997,902
Victory Receivables Corp.
8,000,000	1.040	06/05/17	7,998,728

TOTAL COMMERCIAL PAPER AND CORPORATE OBLIGATIONS (Cost $259,441,674)			$ 259,464,544

Certificate of Deposit – 0.4%
Wells Fargo Bank N.A.
$4,500,000	1.550%	01/18/18	$ 4,506,630
(Cost $4,500,000)

Principal Amount	Interest Rate		Maturity Date	Value
Certificates of Deposit-Yankeedollar – 4.0%
Banco Del Estado De Chile
$5,000,000	1.310%		10/06/17	$ 5,000,937
Cooperatieve Rabobank U.A.
3,500,000	1.300		08/01/17	3,501,819
Credit Agricole Corporate and Investment Bank
7,500,000	1.140		06/02/17	7,500,077
DZ Bank AG
4,500,000	1.290		08/25/17	4,500,180
4,600,000	1.380		10/20/17	4,600,659
Norinchukin Bank (The)
5,000,000	1.430		07/26/17	5,002,993
Svenska Handelsbanken AB
5,000,000	1.190		06/08/17	5,000,300
Toronto-Dominion Bank (The)
2,000,000	1.240		06/16/17	2,000,216
7,300,000	1.320		12/04/17	7,302,360

TOTAL CERTIFICATES OF DEPOSIT-YANKEEDOLLAR (Cost $44,400,611)				$ 44,409,541

Fixed Rate Municipal Debt Obligations – 2.1%
Commonwealth Bank of Australia
$4,000,000	1.400%		09/08/17	$ 4,000,998
Cooperatieve Rabobank U.A.
7,000,000	1.700		03/19/18	7,014,430
MUFG Union Bank N.A.
2,500,000	2.125		06/16/17	2,500,779
Rutgers State University (The) Series C
5,000,000	1.030		06/09/17	5,000,100
Wells Fargo Bank N.A.
4,500,000	1.650		01/22/18	4,504,656

TOTAL FIXED RATE MUNICIPAL DEBT OBLIGATIONS (Cost $23,010,085)				$ 23,020,963

Time Deposits – 15.1%
Abbey National Treasury Services PLC
$30,000,000	0.840%		06/01/17	$ 30,000,334
Australia and New Zealand Banking Group Ltd.
30,000,000	0.940		06/06/17	30,002,454
National Bank of Kuwait
40,000,000	0.870		06/01/17	40,000,000
Skandinaviska Enskilda Banken AB
36,700,000	0.830		06/01/17	36,700,000
Svenska Handelsbanken AB
30,000,000	0.830		06/01/17	30,000,000

TOTAL TIME DEPOSITS (Cost $166,700,000)				$ 166,702,788

U.S. Government Agency Obligations – 0.8%
Overseas Private Investment Corp. (USA)
$8,962,160	0.950	%(a)(b)	06/20/17	$ 8,962,160
(Cost $8,962,160)

FINANCIAL SQUARE PRIME OBLIGATIONS FUND

Schedule of Investments (continued)

May 31, 2017 (Unaudited)

Principal Amount	Interest Rate		Maturity Date	Value
Variable Rate Municipal Debt Obligation(a) – 16.3%
BlackRock Municipal Bond Trust VRDN RB Putters Series 2012-T0014 (JPMorgan Chase N.A., LIQ)(c)
$7,000,000	0.950%		06/01/17	$ 7,000,000
BlackRock MuniVest Fund II, Inc. VRDN RB Putters Series 2012-T0005 (JPMorgan Chase Bank N.A., LIQ)(c)
5,000,000	0.950		06/01/17	5,000,000
BlackRock MuniVest Fund, Inc. VRDN RB Putters Series 2012-T0007 (JPMorgan Chase Bank N.A., LIQ)
30,000,000	0.950		06/01/17	30,000,000
City of Austin, Texas Hotel Occupancy Tax VRDN RB Refunding Subordinate Lien Series 2008 A RMKT (JPMorgan Chase Bank N.A., LOC)
9,000,000	0.790		06/07/17	9,000,000
City of Portland, Maine GO VRDN for Taxable Pension Bonds Series 2001 RMKT (Sumitomo Mitsui Banking Corp., SPA)
19,700,000	0.980		06/07/17	19,700,000
Colorado Housing & Finance Authority VRDN RB Refunding for Single Family Mortgage Class I Adjustable Series 2001 AA-2 RMKT (Sumitomo Mitsui Banking Corp., LOC)
4,700,000	0.760		06/07/17	4,700,000
County of Union, North Carolina Enterprise System VRDN RB Series 2009 RMKT (U.S. Bank N.A., LOC)
4,600,000	0.770		06/07/17	4,600,000
Montgomery County, Tennessee IDB VRDN RB for Hankook Tire Manufacturing LP Project Series 2016 A (Kookmin Bank, LOC)(c)
26,650,000	1.150		06/07/17	26,650,000
Nuveen Enhanced Municipal Credit Opportunities Fund VRDP Series 2010-2 (JPMorgan Chase Bank N.A., LIQ)(c)
17,400,000	0.930		06/07/17	17,400,000
Providence Health & Services Obligated Group VRDN RB Series 2012-E (U.S. Bank N.A., SBPA)
30,900,000	0.970		06/07/17	30,900,000
Triborough Bridge & Tunnel Authority VRDN Refunding Floating RB Series 2013 Subseries 2B RMKT (Bank of America N.A., LOC)
24,695,000	0.950		06/07/17	24,695,000

TOTAL VARIABLE RATE MUNICIPAL DEBT OBLIGATIONS (Cost $179,645,000)				$ 179,645,000

Variable Rate Obligations(a) – 35.5%
Abbey National Treasury Services PLC
$4,500,000	1.225%		09/01/17	$ 4,502,422
Banco Del Estado De Chile
11,000,000	1.230		10/20/17	11,005,676
Bank of Montreal
4,000,000	1.529		01/11/18	4,009,254
Bank of Nova Scotia (The)
4,000,000	1.433	(c)	08/04/17	4,003,449
4,000,000	1.580		10/06/17	4,006,627
4,500,000	1.269		03/09/18	4,504,893
Bedford Row Funding Corp.
5,000,000	1.568	(c)	10/12/17	5,009,154
8,000,000	1.144	(c)	02/20/18	7,998,843
7,000,000	1.306	(c)	04/13/18	7,003,887
Canadian Imperial Bank of Commerce
3,600,000	1.534	(c)	01/19/18	3,610,201
Collateralized Commercial Paper Co., LLC
4,000,000	1.193		10/26/17	4,001,418

Principal Amount	Interest Rate		Maturity Date	Value
Variable Rate Obligations(a) – (continued)
Collateralized Commercial Paper II Co., LLC
$2,000,000	1.606	%(c)	10/25/17	$ 2,004,153
4,500,000	1.601	(c)	01/17/18	4,511,408
12,000,000	1.629	(c)	01/24/18	12,030,807
Commonwealth Bank of Australia
10,000,000	1.292	(c)	04/23/18	10,009,619
13,000,000	1.284	(c)	04/27/18	13,010,636
Credit Suisse AG
3,000,000	1.694		07/10/17	3,002,570
Dexia Credit Local
4,000,000	1.420		11/22/17	4,004,959
3,000,000	1.373		12/07/17	3,003,294
6,000,000	1.524		01/29/18	6,011,019
5,000,000	1.363		04/04/18	5,004,822
DNB Bank ASA
6,000,000	1.254		08/28/17	6,003,007
Erste Abwicklungsanstalt
3,000,000	1.213	(c)	09/07/17	3,001,329
8,500,000	1.189	(c)	09/18/17	8,502,955
10,000,000	1.084	(c)	09/25/17	9,999,309
4,500,000	1.264	(c)	10/27/17	4,501,862
Fairway Finance Co., LLC
5,000,000	1.139	(c)	10/11/17	5,001,314
HSBC Bank PLC
6,000,000	1.455	(c)	11/01/17	6,010,057
10,000,000	1.404	(c)	11/10/17	10,014,861
Mitsubishi UFJ Trust and Banking Corp.
4,000,000	1.292		10/05/17	4,001,908
Mizuho Bank Ltd.
6,500,000	1.590		07/20/17	6,505,682
4,000,000	1.545		08/02/17	4,004,147
4,000,000	1.395		09/01/17	4,003,880
7,000,000	1.269		10/12/17	7,002,174
National Australia Bank Ltd.
4,500,000	1.440	(c)	12/06/17	4,508,312
8,000,000	1.295	(c)	04/03/18	8,006,643
Norinchukin Bank (The)
9,000,000	1.545		07/31/17	9,008,249
8,000,000	1.274		10/27/17	8,002,981
Old Line Funding LLC
7,000,000	1.213	(c)	07/07/17	7,000,000
Oversea-Chinese Banking Corp., Ltd.
8,000,000	1.189	(c)	09/11/17	8,003,803
11,000,000	1.132	(c)	11/06/17	11,001,245
4,000,000	1.512	(c)	11/15/17	4,006,375
6,000,000	1.330	(c)	04/03/18	6,007,793
Royal Bank of Canada
3,500,000	1.434		08/09/17	3,503,159
8,000,000	1.244		04/19/18	8,004,491
Skandinaviska Enskilda Banken AB
6,000,000	1.227		08/23/17	6,002,536
Standard Chartered Bank
13,000,000	1.694		10/27/17	13,022,918
5,000,000	1.389		01/11/18	5,002,387
10,000,000	1.404		01/19/18	10,004,742
Sumitomo Mitsui Banking Corp.
6,000,000	1.404		08/10/17	6,004,205
8,000,000	1.319		09/15/17	8,004,293
6,000,000	1.263		10/06/17	6,002,363
Sumitomo Mitsui Trust Bank Ltd.
4,000,000	1.389		08/14/17	4,002,711
4,500,000	1.324		09/25/17	4,501,613
5,000,000	1.294		10/27/17	5,001,389

FINANCIAL SQUARE PRIME OBLIGATIONS FUND

Schedule of Investments (continued)

May 31, 2017 (Unaudited)

Principal Amount	Interest Rate		Maturity Date	Value
Variable Rate Obligations(a) – (continued)
Svenska Handelsbanken AB
$4,000,000	1.430%		08/01/17	$ 4,002,735
Toronto-Dominion Bank (The)
7,000,000	1.435		11/02/17	7,010,742
5,000,000	1.478		01/17/18	5,007,847
UBS AG
3,000,000	1.615		06/01/17	3,000,000
Wells Fargo Bank N.A.
9,000,000	1.490		01/26/18	9,019,533
6,000,000	1.302		04/03/18	6,007,198
Westpac Banking Corp.
7,000,000	1.503	(c)	01/26/18	7,015,531
Westpac Securities NZ Ltd.
5,000,000	1.472	(c)	07/31/17	5,003,871

TOTAL VARIABLE RATE OBLIGATIONS (Cost $391,102,991)				$ 391,471,261

TOTAL INVESTMENTS BEFORE REPURCHASE AGREEMENTS (Cost $1,077,762,521)				$1,078,182,887

Repurchase Agreements(d) – 2.3%
BNP Paribas
$20,000,000	1.110	%(a)	06/07/17	$ 20,000,461
Maturity Value: $20,051,183
Settlement Date: 03/24/17

Collateralized by various asset-backed obligations, 0.000% to 8.538%, due 12/17/18 to 08/20/44, various corporate security issuers, 4.250% to 12.250%, due 06/01/17 to perpetual maturity and various sovereign debt security issuers, 5.875% to 10.125%, due 01/15/19 to 05/15/27. The aggregate market value of the collateral, including accrued interest, was $23,321,065.

Mizuho Securities USA LLC
5,000,000	2.129	(a)(e)	08/29/17	4,999,955
Maturity Value: $5,035,784
Settlement Date: 05/08/17
Collateralized by a U.S. Treasury Note, 2.125%, due 12/31/22. The market value of the collateral, including accrued interest, was $5,100,020.

TOTAL REPURCHASE AGREEMENTS (Cost $25,000,000)				$ 25,000,416

TOTAL INVESTMENTS – 100.1% (Cost $1,102,762,521)				$1,103,183,303

LIABILITIES IN EXCESS OF OTHER ASSETS – (0.1)%				(1,517,272)

NET ASSETS – 100.0%				$1,101,666,031

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.

(a)	Variable or floating rate security. Interest rate disclosed is that which is in effect at May 31, 2017.

(b)	The instrument is subject to a demand feature.

(c)	Security not registered under the Securities Act of 1933, as amended. Such securities may be deemed to be liquid by the Investment Adviser. At May 31, 2017, these securities amounted to $232,827,417 or approximately 21.1% of net assets.

(d)	Unless noted, all repurchase agreements were entered into on May 31, 2017.

(e)	Security has been determined to be illiquid by the Investment Adviser. At May 31, 2017, these securities amounted to $4,999,955 or approximately 0.5% of net assets.

Interest rates represent either the stated coupon rate, annualized yield on date of purchase for discounted securities, or, for floating rate securities, the current reset rate, which is based upon current interest rate indices.

Maturity dates represent either the final legal maturity date on the security, the demand date for puttable securities, or the prerefunded date for those types of securities.

Investment Abbreviations:
GO	— General Obligation
IDB	— Industrial Development Board
LIQ	— Liquidity Agreement
LOC	— Letter of Credit
LP	— Limited Partnership
RB	— Revenue Bond
RMKT	— Remarketed
SBPA	— Standby Bond Purchase Agreement
SPA	— Stand-by Purchase Agreement
VRDN	— Variable Rate Demand Notes
VRDP	— Variable Rate Preferred Shares

For information on the mutual funds, please call our toll free Shareholder Services Line at 1-800-526-7384 or visit us on the web at www.GSAMFUNDS.com.

FINANCIAL SQUARE TAX-EXEMPT MONEY MARKET FUND

Schedule of Investments

May 31, 2017 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value
Municipal Debt Obligations – 102.1%
Alabama – 2.3%
Huntsville Health Care Authority CP Series 2017
$200,000	0.840%	06/01/17	$ 200,000

Alaska – 1.7%
Alaska Housing Finance Corp. VRDN RB State Capital Project Series 2002 C RMKT
150,000	0.760	06/07/17	150,000

California – 18.6%
ABAG Finance Authority for Non-Profit Corporations VRDN RB for Lakeside Village Apartments Series 2011 A (FHLMC, LIQ) (FHLMC, LOC)
140,000	0.760	06/07/17	140,000
California Educational Facilities Authority VRDN RB Refunding for Stanford University Series 1997 L-5
100,000	0.700	06/07/17	100,000
California School Cash Reserve Program Authority RN Series 2016 C
200,000	2.000	06/30/17	200,214
California Statewide Communities Development Authority CP for Kaiser Permanente Series 2017 04-I
100,000	0.820	06/15/17	100,001
140,000	0.880	06/20/17	139,998
City of Los Angeles GO TRANS Series 2016 B
200,000	3.000	06/29/17	200,331
Los Angeles County Housing Authority MF Hsg VRDN RB Refunding for Malibu Meadows II Project Series 1998 C (FNMA) (FNMA, LIQ)
200,000	0.770	06/07/17	200,000
Metropolitan Water District of Southern California VRDN RB Refunding Series 2016 B-1 (Landesbank Hessen-Thueringen Girozentrale, SPA)
135,000	0.620	06/01/17	135,000
San Diego County Regional Transportation Commission VRDN RB Refunding for Limited Tax Series 2008 C (Mizuho Corp. Bank, SPA)
200,000	0.770	06/07/17	200,000
San Diego County Water Authority CP Series 2017 9 (Bank of America N.A., LIQ)
180,000	0.890	06/06/17	180,004

			1,595,548

Colorado – 2.9%
City of Colorado Springs Utilities System VRDN RB Series 2010 C (JPMorgan Chase Bank N.A., SPA)
245,000	0.790	06/07/17	245,000

Connecticut – 2.9%
State of Connecticut GO VRDN Refunding SIFMA Index Series 2015 D(a)
250,000	1.530	06/15/18	251,235

Delaware – 1.6%
University of Delaware VRDN RB Refunding Series 2005 (TD Bank N.A., SPA)
140,000	0.650	06/01/17	140,000

District of Columbia – 2.3%
District of Columbia Income Tax Secured VRDN RB Refunding SIFMA Series 2014 B
200,000	1.080	12/01/17	200,048

Florida – 5.3%
City of Gainesville Utilities System VRDN RB Refunding Series 2007 A (State Street Bank & Trust Co., SPA)
155,000	0.750	06/07/17	155,000
Jacksonville Electric Authority Electric System VRDN RB Refunding Series Three 2008 C-2 (JPMorgan Chase Bank N.A., SPA)
300,000	0.800	06/07/17	300,000

			455,000

Georgia – 4.1%
Private Colleges & Universities Authority VRDN RB Refunding for Emory University Series 2005 B-1
350,000	0.770	06/07/17	350,000

Illinois – 2.9%
Illinois Development Finance Authority VRDN RB for Evanston Northwestern Healthcare Corp. Series 2001 C Convertible RMKT (Wells Fargo Bank N.A., SPA)
150,000	0.780	06/01/17	150,000

Principal Amount	Interest Rate	Maturity Date	Value
Municipal Debt Obligations – (continued)
Illinois – (continued)
Illinois Finance Authority VRDN RB Refunding for Northwestern Memorial Hospital Series 2007 A-3 RMKT (JPMorgan Chase Bank N.A., SPA)
$100,000	0.800%	06/07/17	$ 100,000

			250,000

Indiana – 1.3%
Indiana Health Facilities Financing Authority VRDN RB Refunding for Ascension Health Services Series 2003 E-6 RMKT
115,000	0.760	06/07/17	115,000

Maryland – 5.5%
County of Montgomery CP BANS Series 2017 10-A (PNC Bank N.A., LIQ)
175,000	0.860	07/05/17	175,003
Washington Suburban Sanitary District GO VRDN BANS Series 2013 A (TD Bank N.A., SPA)
300,000	0.730	06/07/17	300,000

			475,003

Massachusetts – 2.3%
Massachusetts Health & Educational Facilities Authority CP Series 2017 H-1
100,000	0.900	07/06/17	100,009
Massachusetts Health & Educational Facilities Authority VRDN RB for Museum of Fine Arts Series 2007 A-2 RMKT (Bank of America N.A., SPA)
100,000	0.790	06/01/17	100,000

			200,009

Michigan – 1.7%
Regents of the University of Michigan VRDN RB Refunding General Series 2012 B (Northern Trust Co., SPA)
150,000	0.570	06/01/17	150,000

Minnesota – 3.5%
Rochester Health Care Facilities CP Series 2017
300,000	0.960	07/07/17	300,033

Mississippi – 2.9%
Mississippi Business Finance Commission Gulf Opportunity Zone VRDN RB for Chevron USA, Inc. Project Series 2011 G (GTY AGMT – Chevron Corp.)
250,000	0.800	06/01/17	250,000

Missouri – 2.9%
Curators University of Missouri CP Series 2017 A
250,000	0.910	07/05/17	250,021

New Jersey – 1.8%
County of Bergen GO BANS Refunding Series 2016 B
150,000	2.000	12/14/17	150,823

New York – 9.3%
County of Nassau, New York IDA Civic Facility Refunding & Improvement VRDN RB Refunding for Cold Spring Harbor Laboratory Project Series 1999 RMKT (TD Bank N.A., SPA)
200,000	0.770	06/12/17	200,000
Metropolitan Transportation Authority VRDN RB Refunding Series 2015 Subseries E-3 (Citibank N.A., LOC)
300,000	0.750	06/07/17	300,000
New York City GO VRDN Series 2008 Subseries L-3 (Bank of America N.A., LOC) (Bank of America N.A., SPA)
300,000	0.790	06/01/17	300,000

			800,000

North Carolina – 4.4%
County of Union Enterprise System VRDN RB Series 2009 RMKT (U.S. Bank N.A., LOC)
100,000	0.770	06/07/17	100,000
North Carolina Educational Facilities Finance Agency VRDN RB for Duke University Project Series 1991 B
140,000	0.740	06/07/17	140,000
University of North Carolina at Chapel Hill VRDN RB Refunding Series 2001 B
140,000	0.720	06/07/17	140,000

			380,000

FINANCIAL SQUARE TAX-EXEMPT MONEY MARKET FUND

Schedule of Investments (continued)

May 31, 2017 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value
Municipal Debt Obligations – (continued)
Ohio – 2.9%
City of Columbus GO VRDN for Sanitation Sewer System Series 2006-1
$245,000	0.760%	06/07/17	$ 245,000

Texas – 13.4%
City of Houston TRANS Series 2016
250,000	5.000	06/30/17	250,880
City of San Antonio Electric & Gas Systems CP Series 2017 B (State Street Bank & Trust Co. and Wells Fargo Bank N.A., LOC)
250,000	0.990	06/08/17	250,008
Gulf Coast, Texas Industrial Development Authority VRDN RB for ExxonMobil Project Series 2012
300,000	0.750	06/01/17	300,000
Harris County Cultural Education Facilities Finance Corp. RB CP Refunding for Methodist Hospital System Series 2017 2009C-1
100,000	0.910	06/21/17	100,007
Harris County Cultural Education Facilities Finance Corp. VRDN RB Refunding for Methodist Hospital System Series 2008 Subseries C-1 RMKT
250,000	0.800	06/01/17	250,000

			1,150,895

Utah – 2.9%
City of Murray Hospital VRDN RB for IHC Health Services, Inc. Series 2003 D
250,000	0.780	06/01/17	250,000

Washington – 2.7%
County of King Multi-Modal Limited Tax GO VRDN Series 2010 B (State Street Bank & Trust Co., SPA)
230,000	0.750	06/07/17	230,000

TOTAL INVESTMENTS – 102.1% (Cost $8,783,419)			$8,783,615

LIABILITIES IN EXCESS OF OTHER ASSETS – (2.1)%			(176,838)

NET ASSETS – 100.0%			$8,606,777

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.

(a) All or a portion represents a forward commitment.

Interest rates represent either the stated coupon rate, or for floating rate securities, the current reset rate, which is based upon current interest rate indices.

Maturity dates represent either the final legal maturity date on the security, the demand date for puttable securities, or the prerefunded date for those types of securities.

Investment Abbreviations:
BANS	— Bond Anticipation Notes
CP	— Commercial Paper
FHLMC	— Insured by Federal Home Loan Mortgage Corp.
FNMA	— Insured by Federal National Mortgage Association
GO	— General Obligation
GTY AGMT	— Guaranty Agreement
IDA	— Industrial Development Agency
IHC	— Intermountain Health Care
LIQ	— Liquidity Agreement
LOC	— Letter of Credit
MF Hsg	— Multi-Family Housing
RB	— Revenue Bond
RN	— Revenue Notes
RMKT	— Remarketed
SIFMA	— Securities Industry and Financial Market Association
SPA	— Stand-by Purchase Agreement
TRANS	— Tax Revenue Anticipation Notes
VRDN	— Variable Rate Demand Notes

For information on the mutual funds, please call our toll free Shareholder Services Line at 1-800-526-7384 or visit us on the web at www.GSAMFUNDS.com.

FINANCIAL SQUARE TREASURY INSTRUMENTS FUND

Schedule of Investments

May 31, 2017 (Unaudited)

Principal Amount	Interest Rate		Maturity Date	Amortized Cost
U.S. Treasury Obligations – 105.3%
United States Treasury Bills
$26,300,000	0.508%		06/01/17	$ 26,300,000
236,300,000	0.559		06/01/17	236,300,000
92,100,000	0.569		06/01/17	92,100,000
2,238,500,000	0.610		06/01/17	2,238,500,000
110,000,000	0.620		06/01/17	110,000,000
23,000,000	0.682		06/01/17	23,000,000
14,533,000	0.738		06/01/17	14,533,000
69,100,000	0.743		06/01/17	69,100,000
39,000,000	0.661		06/08/17	38,995,071
5,500,000	0.671		06/08/17	5,499,294
4,937,500,000	0.723		06/08/17	4,936,818,353
2,680,900,000	0.707		06/15/17	2,680,175,406
481,000,000	0.712	(a)	06/15/17	480,869,061
250,000,000	0.718		06/15/17	249,931,410
355,700,000	0.723		06/15/17	355,601,788
250,500,000	0.758	(a)	06/15/17	250,427,425
49,000,000	0.712		06/22/17	48,979,992
1,184,000,000	0.748		06/22/17	1,183,492,360
761,900,000	0.753		06/22/17	761,571,113
490,900,000	0.866	(a)	06/29/17	490,575,461
1,460,200,000	0.918		08/10/17	1,457,644,650
3,272,790,000	0.938		08/24/17	3,265,764,411
95,100,000	0.943		08/24/17	94,894,743
1,912,200,000	0.974	(a)	08/31/17	1,907,583,896
18,300,000	0.913		10/05/17	18,242,675
59,975,000	0.919		10/05/17	59,786,079
33,500,000	0.924		10/05/17	33,393,889
24,250,000	0.934		10/05/17	24,172,339
1,400,000	0.955		10/05/17	1,395,419
204,425,000	0.970		10/12/17	203,707,525
1,900,000	0.929		10/19/17	1,893,276
176,400,000	0.934		10/19/17	175,772,310
54,400,000	0.950		10/19/17	54,203,253
792,550,000	0.960		10/19/17	789,652,789
48,600,000	0.965		10/19/17	48,421,395
21,200,000	0.970		10/19/17	21,121,678
293,900,000	0.975		10/26/17	292,753,911
99,700,000	0.993		11/02/17	99,285,234
393,200,000	0.996		11/02/17	391,560,027
36,700,000	1.001		11/02/17	36,546,145
10,700,000	1.006		11/02/17	10,654,914
53,700,000	1.011		11/02/17	53,472,581
34,500,000	1.016		11/02/17	34,353,155
9,500,000	1.022		11/02/17	9,459,361
538,700,000	1.037		11/09/17	536,254,676
322,700,000	1.042	(a)	11/16/17	321,163,948
72,300,000	1.057	(a)	11/16/17	71,950,791
9,900,000	1.063	(a)	11/16/17	9,851,952
237,800,000	1.068		11/24/17	236,585,107
589,100,000	1.071		11/24/17	586,083,153
414,600,000	1.073		11/24/17	412,471,720
3,824,600,000	1.083	(a)	11/30/17	3,804,104,394
United States Treasury Floating Rate Notes(b)
6,311,855,000	1.039		07/31/17	6,312,524,209
4,348,226,000	1.130		10/31/17	4,351,269,514
4,453,256,000	1.234		01/31/18	4,462,221,699
882,600,000	1.152		04/30/18	883,652,378
1,113,000,000	1.136		07/31/18	1,113,982,964
165,850,000	1.102		01/31/19	165,869,417
United States Treasury Notes
1,198,100,000	0.875		06/15/17	1,198,170,307
900,000	0.750		06/30/17	900,081

Principal Amount	Interest Rate	Maturity Date	Amortized Cost
U.S. Treasury Obligations – (continued)
United States Treasury Notes – (continued)
$543,000,000	2.500%	06/30/17	$ 543,802,101
280,300,000	0.875	07/15/17	280,341,658
422,380,000	2.375	07/31/17	423,516,243
48,550,000	0.875	08/15/17	48,560,580
804,905,000	4.750	08/15/17	811,467,901
50,200,000	0.625	08/31/17	50,175,437
775,800,000	1.875	08/31/17	777,974,102
98,375,000	0.625	09/30/17	98,314,147
113,400,000	1.875	09/30/17	113,800,065
51,400,000	1.875	10/31/17	51,619,992
14,700,000	4.250	11/15/17	14,925,958
1,200,000	2.250	11/30/17	1,207,602
56,200,000	3.500	02/15/18	57,175,324

TOTAL INVESTMENTS – 105.3%			$51,118,442,809

LIABILITIES IN EXCESS OF OTHER ASSETS – (5.3)%			(2,572,100,436)

NET ASSETS – 100.0%			$48,546,342,373

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.

(a) All or a portion represents a forward commitment.

(b) Variable or floating rate security. Interest rate disclosed is that which is in effect at May 31, 2017.

Interest rates represent either the stated coupon rate, annualized yield on date of purchase for discounted securities, or, for floating rate securities, the current reset rate, which is based upon current interest rate indices.

Maturity dates represent either the final legal maturity date on the security, the demand date for puttable securities, or the prerefunded date for those types of securities.

For information on the mutual funds, please call our toll free Shareholder Services Line at 1-800-526-7384 or visit us on the web at www.GSAMFUNDS.com.

FINANCIAL SQUARE TREASURY OBLIGATIONS FUND

Schedule of Investments

May 31, 2017 (Unaudited)

Principal Amount	Interest Rate		Maturity Date	Amortized Cost
U.S. Treasury Obligations – 41.3%
United States Treasury Bills
$37,600,000	0.928%		08/24/17	$ 37,520,163
13,400,000	0.893		09/21/17	13,363,522
30,000,000	0.903		09/21/17	29,917,400
32,300,000	0.908		09/21/17	32,210,565
40,300,000	0.914		09/21/17	40,187,787
98,900,000	0.919		10/05/17	98,588,465
102,700,000	0.924		10/05/17	102,374,698
14,550,000	0.934		10/05/17	14,503,404
1,700,000	0.955		10/05/17	1,694,437
91,000,000	0.970		10/12/17	90,680,615
18,600,000	0.919		10/19/17	18,534,900
1,500,000	0.929		10/19/17	1,494,692
76,000,000	0.934		10/19/17	75,729,567
23,500,000	0.950		10/19/17	23,415,008
358,200,000	0.960		10/19/17	356,890,580
34,500,000	0.965		10/19/17	34,373,212
9,400,000	0.970		10/19/17	9,365,272
292,200,000	0.975		10/26/17	291,060,540
96,800,000	0.993		11/02/17	96,397,299
343,400,000	0.996		11/02/17	341,967,735
28,800,000	1.001		11/02/17	28,679,264
54,600,000	1.006		11/02/17	54,369,937
42,100,000	1.011		11/02/17	41,921,706
27,100,000	1.016		11/02/17	26,984,652
7,500,000	1.022		11/02/17	7,467,917
357,700,000	1.037		11/09/17	356,076,290
9,200,000	1.022	(a)	11/16/17	9,157,067
48,100,000	1.057	(a)	11/16/17	47,867,677
9,400,000	1.063	(a)	11/16/17	9,354,379
98,800,000	1.068		11/24/17	98,295,242
51,300,000	1.071		11/24/17	51,037,287
94,200,000	1.073		11/24/17	93,716,440
306,500,000	1.083	(a)	11/30/17	304,857,501
United States Treasury Floating Rate Notes(b)
613,300,000	1.039		07/31/17	613,308,767
267,300,000	1.130		10/31/17	267,293,598
1,333,800,000	1.234		01/31/18	1,335,470,599
1,002,200,000	1.152		04/30/18	1,002,604,880
401,700,000	1.136		07/31/18	401,757,915
61,700,000	1.102		01/31/19	61,707,223
United States Treasury Notes
72,200,000	2.375		07/31/17	72,408,918
29,350,000	0.875		08/15/17	29,357,636
359,350,000	4.750		08/15/17	362,291,266
22,300,000	0.625		08/31/17	22,289,303
322,200,000	1.875		08/31/17	323,098,741
79,850,000	0.625		09/30/17	79,796,262
69,900,000	1.875		09/30/17	70,149,598
171,500,000	1.875		10/31/17	172,206,455
106,150,000	4.250		11/15/17	107,773,845
7,900,000	0.625		11/30/17	7,888,822
23,600,000	2.250		11/30/17	23,760,569
21,600,000	3.500		02/15/18	21,974,858

TOTAL INVESTMENTS BEFORE REPURCHASE AGREEMENTS				$7,815,194,475

Principal Amount	Interest Rate		Maturity Date	Amortized Cost
Repurchase Agreements(c) – 59.2%
Bank of Montreal
$125,000,000	0.880	%(b)(d)	06/07/17	$ 125,000,000
Maturity Value: $125,229,166
Settlement Date: 04/27/17

Collateralized by U.S. Treasury Bonds, 2.875% to 5.250%, due 02/15/29 to 05/15/47 and U.S. Treasury Notes, 0.875% to 3.125%, due 01/15/18 to 05/15/21. The aggregate market value of the collateral, including accrued interest, was $127,500,008.

50,000,000	0.900	(b)(d)	06/07/17	50,000,000
Maturity Value: $50,113,750
Settlement Date: 04/26/17
50,000,000	0.900	(b)(d)	06/07/17	50,000,000
Maturity Value: $50,113,750
Settlement Date: 04/26/17

Shared collateral consisting of U.S. Treasury Bonds, 2.500% to 4.750%, due 02/15/40 to 11/15/46, U.S. Treasury Inflation-Indexed Bonds, 0.750% to 2.500%, due 01/15/29 to 02/15/42, a U.S. Treasury Inflation-Indexed Note, 1.250%, due 07/15/20 and U.S. Treasury Notes, 0.625% to 2.750%, due 06/30/17 to 11/15/26. The aggregate market value of the collateral, including accrued interest, was $102,000,090.

BNP Paribas
100,000,000	0.800		06/01/17	100,000,000
Maturity Value: $100,002,222

Collateralized by U.S. Treasury Bills, 0.000%, due 06/01/17 to 11/02/17, a U.S. Treasury Inflation-Indexed Bond, 1.000%, due 02/15/46, a U.S. Treasury Interest-Only Stripped Security, 0.000%, due 11/15/38, U.S. Treasury Notes, 0.750% to 3.375%, due 06/30/17 to 09/30/21 and a U.S. Treasury Principal-Only Stripped Security, 0.000%, due 11/15/45. The aggregate market value of the collateral, including accrued interest, was $102,000,095.

700,000,000	0.820	(b)(d)	06/01/17	700,000,000
Maturity Value: $707,733,063
Settlement Date: 02/23/16

Collateralized by U.S. Treasury Inflation-Indexed Notes, 0.125% to 1.375%, due 01/15/20 to 01/15/22, U.S. Treasury Interest-Only Stripped Securities, 0.000%, due 08/15/26 to 08/15/29, U.S. Treasury Notes, 0.750% to 3.500%, due 02/28/18 to 12/31/20 and U.S. Treasury Principal-Only Stripped Securities, 0.000%, due 05/15/39 to 11/15/43. The aggregate market value of the collateral, including accrued interest, was $713,999,998.

250,000,000	0.780	(b)(d)	06/07/17	250,000,000
Maturity Value: $250,162,500
Settlement Date: 05/15/17

Collateralized by U.S. Treasury Bills, 0.000%, due 09/21/17 to 10/12/17, U.S. Treasury Inflation-Indexed Bonds, 2.125% to 2.500%, due 01/15/29 to 02/15/40, U.S. Treasury Interest-Only Stripped Securities, 0.000%, due 08/15/17 to 05/15/26, U.S. Treasury Notes, 1.000% to 2.250%, due 05/15/18 to 09/30/23 and a U.S. Treasury Principal-Only Stripped Security, 0.000%, due 05/15/41. The aggregate market value of the collateral, including accrued interest, was $255,000,000.

950,000,000	0.790	(b)(d)	06/07/17	950,000,000
Maturity Value: $950,687,957
Settlement Date: 05/11/17

Collateralized by a U.S. Treasury Bond, 2.875%, due 11/15/46, a U.S. Treasury Inflation-Indexed Bond, 1.375%, due 02/15/44, U.S. Treasury Inflation-Indexed Notes, 0.125% to 2.625%, due 07/15/17 to 01/15/24, a U.S. Treasury Interest-Only Stripped Security, 0.000%, due 08/15/29, U.S. Treasury Notes, 0.875% to 2.375%, due 09/30/17 to 02/28/23 and U.S. Treasury Principal-Only Stripped Securities, 0.000%, due 11/15/28 to 11/15/45. The aggregate market value of the collateral, including accrued interest, was $968,999,999.

FINANCIAL SQUARE TREASURY OBLIGATIONS FUND

Schedule of Investments (continued)

May 31, 2017 (Unaudited)

Principal Amount	Interest Rate		Maturity Date	Amortized Cost
Repurchase Agreements(c) – (continued)
BNP Paribas – (continued)
$500,000,000	0.920	%(b)(d)	06/07/17	$ 500,000,000
Maturity Value: $500,766,668
Settlement Date: 05/18/17

Collateralized by a U.S. Treasury Bond, 8.125%, due 05/15/21, a U.S. Treasury Floating Rate Note, 1.234%, due 01/31/18, U.S. Treasury Inflation-Indexed Notes, 0.125% to 0.375%, due 07/15/24 to 01/15/27, U.S. Treasury Interest-Only Stripped Securities, 0.000%, due 05/15/22 to 05/15/29, U.S. Treasury Notes, 1.375% to 2.750%, due 08/31/17 to 02/15/26 and a U.S. Treasury Principal-Only Stripped Security, 0.000%, due 11/15/45. The aggregate market value of the collateral, including accrued interest, was $509,999,999.

Citigroup Global Markets, Inc.
24,900,000	0.790		06/01/17	24,900,000
Maturity Value: $24,900,546
Collateralized by a U.S. Treasury Bill, 0.000%, due 10/26/17 and a U.S. Treasury Note, 3.375%, due 11/15/19. The aggregate market value of the collateral, including accrued interest, was $25,398,009.

Credit Agricole Corporate and Investment Bank
750,000,000	0.790		06/01/17	750,000,000
Maturity Value: $750,016,458

Collateralized by U.S. Treasury Bonds, 2.875% to 3.000%, due 05/15/43 to 05/15/47, a U.S. Treasury Inflation-Indexed Note, 0.125%, due 07/15/22 and U.S. Treasury Notes, 1.250% to 2.500%, due 05/31/19 to 05/15/24. The aggregate market value of the collateral, including accrued interest, was $765,000,009.

400,000,000	0.790		06/02/17	400,000,000
Maturity Value: $400,061,444
Settlement Date: 05/26/17

Collateralized by a U.S. Treasury Bond, 3.000%, due 11/15/44, a U.S. Treasury Inflation-Indexed Note, 0.125%, due 01/15/22, U.S. Treasury Notes, 1.375% to 2.000%, due 08/31/20 to 05/15/26 and a U.S. Treasury Principal-Only Stripped Security, 0.000%, due 02/15/44. The aggregate market value of the collateral, including accrued interest, was $408,000,101.

200,000,000	0.780		06/06/17	200,000,000
Maturity Value: $200,030,333
Settlement Date: 05/30/17

Collateralized by a U.S. Treasury Bond, 3.000%, due 11/15/45, a U.S. Treasury Inflation-Indexed Bond, 3.375%, due 04/15/32, a U.S. Treasury Inflation-Indexed Note, 0.625%, due 07/15/21 and U.S. Treasury Notes, 0.875% to 2.125%, due 08/31/18 to 03/31/22. The aggregate market value of the collateral, including accrued interest, was $204,000,012.

Deutsche Bank Securities, Inc.
88,000,000	0.800		06/01/17	88,000,000
Maturity Value: $88,001,956
Collateralized by a U.S. Treasury Note, 2.250%, due 11/15/24. The market value of the collateral, including accrued interest, was $89,760,002.

Federal Reserve Bank of New York
400,000,000	0.750		06/01/17	400,000,000
Maturity Value: $400,008,333
Collateralized by a U.S. Treasury Bond, 6.250%, due 08/15/23 and a U.S. Treasury Note, 1.750%, due 05/15/23. The aggregate market value of the collateral, including accrued interest, was $400,008,341.

ING Financial Markets LLC
250,000,000	0.780		06/01/17	250,000,000
Maturity Value: $250,005,417

Collateralized by U.S. Treasury Inflation-Indexed Bonds, 0.750% to 2.375%, due 01/15/25 to 02/15/46 and U.S. Treasury Inflation-Indexed Notes, 0.125% to 1.375%, due 04/15/18 to 01/15/27. The aggregate market value of the collateral, including accrued interest, was $255,003,115.

Principal Amount	Interest Rate		Maturity Date	Amortized Cost
Repurchase Agreements(c) – (continued)
J.P. Morgan Securities LLC
$125,000,000	0.790%		06/01/17	$ 125,000,000
Maturity Value: $125,002,743
Collateralized by a U.S. Treasury Note, 1.250%, due 10/31/21. The market value of the collateral, including accrued interest, was $127,503,885.
500,000,000	0.780	(b)(d)	06/07/17	500,000,000
Maturity Value: $509,056,681
Settlement Date: 03/02/15

Collateralized by U.S. Treasury Interest-Only Stripped Securities, 0.000%, due 02/15/23 to 02/15/45 and U.S. Treasury Principal-Only Stripped Securities, 0.000%, due 08/15/17 to 05/15/47. The aggregate market value of the collateral, including accrued interest, was $510,001,493.

Joint Repurchase Agreement Account I
1,135,000,000	0.799		06/01/17	1,135,000,000
Maturity Value: $1,135,025,194

Lloyds Bank PLC
250,000,000	1.000	(e)	07/11/17	250,000,000
Maturity Value: $250,423,611
Settlement Date: 05/11/17
Collateralized by a U.S. Treasury Note, 0.125%, due 01/15/22. The market value of the collateral, including accrued interest, was $255,002,952.
250,000,000	1.000	(e)	07/11/17	250,000,000
Maturity Value: $250,423,611
Settlement Date: 05/11/17
Collateralized by a U.S. Treasury Note, 7.625%, due 02/15/25. The market value of the collateral, including accrued interest, was $255,000,001.

Merrill Lynch, Pierce, Fenner & Smith, Inc.
100,000,000	0.800		06/01/17	100,000,000
Maturity Value: $100,002,222
Collateralized by a U.S. Treasury Inflation-Indexed Note, 0.375%, due 07/15/23. The market value of the collateral, including accrued interest, was $102,000,068.
166,100,000	0.800		06/01/17	166,100,000
Maturity Value: $166,103,691

Collateralized by a U.S. Treasury Inflation-Indexed Note, 0.625%, due 01/15/26 and a U.S. Treasury Note, 2.125%, due 03/31/24. The aggregate market value of the collateral, including accrued interest, was $169,422,098.

Mizuho Securities USA LLC
500,000,000	0.810		06/01/17	500,000,000
Maturity Value: $500,011,250

Collateralized by U.S. Treasury Bills, 0.000%, due 10/19/17 to 03/01/18, U.S. Treasury Interest-Only Stripped Securities, 0.000%, due 08/15/17 to 11/15/44, U.S. Treasury Notes, 0.625% to 1.750%, due 04/30/18 to 05/15/23 and U.S. Treasury Principal-Only Stripped Securities, 0.000%, due 11/15/17 to 11/15/44. The aggregate market value of the collateral, including accrued interest, was $510,000,008.

MUFG Securities EMEA PLC
20,229,412	0.800	(b)(d)	06/07/17	20,229,412
Maturity Value: $20,241,999
Settlement Date: 05/12/17
Collateralized by a U.S. Treasury Note, 2.375%, due 12/31/20. The market value of the collateral, including accrued interest, was $20,634,000.
24,377,451	0.800	(b)(d)	06/07/17	24,377,451
Maturity Value: $24,392,619
Settlement Date: 05/12/17
Collateralized by a U.S. Treasury Note, 0.625%, due 04/30/18. The market value of the collateral, including accrued interest, was $24,865,000.

FINANCIAL SQUARE TREASURY OBLIGATIONS FUND

Schedule of Investments (continued)

May 31, 2017 (Unaudited)

Principal Amount	Interest Rate		Maturity Date	Amortized Cost
Repurchase Agreements(c) – (continued)
MUFG Securities EMEA PLC – (continued)
$66,360,294	0.800	%(b)(d)	06/07/17	$ 66,360,294
Maturity Value: $66,401,585
Settlement Date: 05/12/17
Collateralized by a U.S. Treasury Bond, 2.500%, due 02/15/45. The market value of the collateral, including accrued interest, was $67,687,500.
143,815,686	0.800	(b)(d)	06/07/17	143,815,686
Maturity Value: $143,905,171
Settlement Date: 05/12/17
Collateralized by a U.S. Treasury Note, 1.625%, due 05/15/26. The market value of the collateral, including accrued interest, was $146,692,000.
745,217,157	0.800	(b)(d)	06/07/17	745,217,157
Maturity Value: $745,680,847
Settlement Date: 05/12/17
Collateralized by a U.S. Treasury Note, 2.625%, due 08/15/20. The market value of the collateral, including accrued interest, was $760,121,501.

Nomura Securities International, Inc.
700,000,000	0.810		06/01/17	700,000,000
Maturity Value: $700,015,750

Collateralized by a U.S. Treasury Bill, 0.000%, due 07/20/17, U.S. Treasury Bonds, 2.500% to 6.500%, due 11/15/26 to 02/15/47, a U.S. Treasury Inflation-Indexed Bond, 1.750%, due 01/15/28, U.S. Treasury Interest-Only Stripped Securities, 0.000%, due 08/15/23 to 08/15/45, U.S. Treasury Notes, 0.750% to 1.875%, due 08/31/18 to 09/30/20 and U.S. Treasury Principal-Only Stripped Securities, 0.000%, due 02/15/40 to 02/15/45. The aggregate market value of the collateral, including accrued interest, was $714,000,003.

RBC Dominion Securities, Inc.
1,500,000,000	0.790		06/01/17	1,500,000,000
Maturity Value: $1,500,032,917

Collateralized by a U.S. Treasury Inflation-Indexed Note, 0.625%, due 01/15/24 and U.S. Treasury Notes, 0.750% to 4.250%, due 11/15/17 to 05/15/27. The aggregate market value of the collateral, including accrued interest, was $1,530,000,006.

Societe Generale
150,000,000	0.810	(b)	06/07/17	150,000,000
Maturity Value: $150,810,000
Settlement Date: 10/18/16

Collateralized by U.S. Treasury Bills, 0.000%, due 11/09/17 to 05/24/18, a U.S. Treasury Bond, 3.750%, due 11/15/43, a U.S. Treasury Inflation-Indexed Note, 0.125%, due 04/15/19 and U.S. Treasury Notes, 1.375% to 3.500%, due 03/31/18 to 08/15/24. The aggregate market value of the collateral, including accrued interest, was $153,000,002.

TOTAL REPURCHASE AGREEMENTS				$11,214,000,000

TOTAL INVESTMENTS – 100.5%				$19,029,194,475

LIABILITIES IN EXCESS OF OTHER ASSETS – (0.5)%				(103,702,892)

NET ASSETS – 100.0%				$18,925,491,583

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.

(a)	All or a portion represents a forward commitment.

(b)	Variable or floating rate security. Interest rate disclosed is that which is in effect at May 31, 2017.

(c)	Unless noted, all repurchase agreements were entered into on May 31, 2017. Additional information on Joint Repurchase Agreement Account I appears in the Additional Investment Information section.

(d) The instrument is subject to a demand feature.

(e) Security has been determined to be illiquid by the Investment Adviser. At May 31, 2017, these securities amounted to $500,000,000 or approximately 2.6% of net assets.

Interest rates represent either the stated coupon rate, annualized yield on date of purchase for discounted securities, or, for floating rate securities, the current reset rate, which is based upon current interest rate indices.

Maturity dates represent either the final legal maturity date on the security, the demand date for puttable securities, or the prerefunded date for those types of securities.

For information on the mutual funds, please call our toll free Shareholder Services Line at 1-800-526-7384 or visit us on the web at www.GSAMFUNDS.com.

FINANCIAL SQUARE TREASURY SOLUTIONS FUND

Schedule of Investments

May 31, 2017 (Unaudited)

Principal Amount	Interest Rate		Maturity Date	Amortized Cost
U.S. Treasury Obligations – 43.1%
United States Treasury Bills
$245,200,000	0.697%		06/08/17	$ 245,167,341
16,000,000	0.928		08/24/17	15,966,027
300,000	0.943		08/24/17	299,352
6,925,000	0.893		09/21/17	6,906,149
13,200,000	0.903		09/21/17	13,163,656
15,550,000	0.908		09/21/17	15,506,944
16,900,000	0.914		09/21/17	16,852,943
700,000	0.913		10/05/17	697,807
37,450,000	0.919		10/05/17	37,332,032
37,700,000	0.924		10/05/17	37,580,585
6,550,000	0.934		10/05/17	6,529,024
600,000	0.955		10/05/17	598,037
42,500,000	0.970		10/12/17	42,350,837
9,400,000	0.919		10/19/17	9,367,100
700,000	0.929		10/19/17	697,523
36,000,000	0.934		10/19/17	35,871,900
11,100,000	0.950		10/19/17	11,059,855
156,600,000	0.960		10/19/17	156,027,540
15,600,000	0.965		10/19/17	15,542,670
4,400,000	0.970		10/19/17	4,383,744
124,000,000	0.975		10/26/17	123,516,451
41,200,000	0.993		11/02/17	41,028,602
146,000,000	0.996		11/02/17	145,391,058
12,200,000	1.001		11/02/17	12,148,855
18,550,000	1.006		11/02/17	18,471,838
17,800,000	1.011		11/02/17	17,724,617
3,200,000	1.022		11/02/17	3,186,311
11,500,000	1.016		11/02/17	11,451,052
145,300,000	1.037		11/09/17	144,640,439
3,700,000	1.022		11/16/17	3,682,733
19,500,000	1.057	(a)	11/16/17	19,405,815
3,900,000	1.063	(a)	11/16/17	3,881,072
40,000,000	1.068		11/24/17	39,795,644
20,800,000	1.071		11/24/17	20,693,481
39,200,000	1.073		11/24/17	38,998,773
306,500,000	1.083	(a)	11/30/17	304,857,501
United States Treasury Floating Rate Notes(b)
1,088,100,000	1.039		07/31/17	1,088,065,987
204,900,000	1.130		10/31/17	204,900,556
457,300,000	1.234		01/31/18	458,028,702
41,200,000	1.152		04/30/18	41,257,575
5,200,000	1.136		07/31/18	5,207,428
81,600,000	1.102		01/31/19	81,609,553
United States Treasury Notes
27,350,000	2.375		07/31/17	27,429,140
12,400,000	0.875		08/15/17	12,402,134
192,500,000	4.750		08/15/17	194,082,081
9,700,000	0.625		08/31/17	9,695,467
125,600,000	1.875		08/31/17	125,949,151
35,125,000	0.625		09/30/17	35,101,361
30,300,000	1.875		09/30/17	30,408,226
49,330,000	1.875		10/31/17	49,532,018
43,500,000	4.250		11/15/17	44,165,289
3,300,000	0.625		11/30/17	3,295,331
9,900,000	2.250		11/30/17	9,967,383
11,800,000	3.500		02/15/18	12,004,783

TOTAL INVESTMENTS BEFORE REPURCHASE AGREEMENTS				$4,053,877,473

Principal Amount	Interest Rate	Maturity Date	Amortized Cost
Repurchase Agreements(c) – 60.1%
Federal Reserve Bank of New York
$5,650,000,000	0.750%	06/01/17	$5,650,000,000
Maturity Value: $5,650,117,708

Collateralized by U.S. Treasury Bonds, 2.750% to 8.125%, due 05/15/21 to 11/15/42 and U.S. Treasury Notes, 1.750% to 3.625%, due 02/15/21 to 05/15/23. The aggregate market value of the collateral, including accrued interest, was $5,650,117,763.

TOTAL INVESTMENTS – 103.2%			$9,703,877,473

LIABILITIES IN EXCESS OF OTHER ASSETS – (3.2)%			(300,024,622)

NET ASSETS – 100.0%			$9,403,852,851

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.

(a) All or a portion represents a forward commitment.

(b) Variable or floating rate security. Interest rate disclosed is that which is in effect at May 31, 2017.

(c) Unless noted, all repurchase agreements were entered into on May 31, 2017.

Interest rates represent either the stated coupon rate, annualized yield on date of purchase for discounted securities, or, for floating rate securities, the current reset rate, which is based upon current interest rate indices.

Maturity dates represent either the final legal maturity date on the security, the demand date for puttable securities, or the prerefunded date for those types of securities.

For information on the mutual funds, please call our toll free Shareholder Services Line at 1-800-526-7384 or visit us on the web at www.GSAMFUNDS.com.

GOLDMAN SACHS FUNDS — FINANCIAL SQUARE FUNDS

Schedule of Investments (continued)

May 31, 2017 (Unaudited)

ADDITIONAL INVESTMENT INFORMATION

JOINT REPURCHASE AGREEMENT ACCOUNT I — At May 31, 2017, certain Funds had undivided interests in the Joint Repurchase Agreement Account I with a maturity date of June 1, 2017, as follows:

Fund	Principal Amount	Maturity Value	Collateral Value Allocation
Government	$3,055,000,000	$3,055,067,812	$3,116,118,925
Treasury Obligations	1,135,000,000	1,135,025,194	1,157,707,031

REPURCHASE AGREEMENTS — At May 31, 2017, the Principal Amounts of certain Funds’ interest in the Joint Repurchase Agreement Account I were as follows:

Counterparty	Interest Rate	Government	Treasury Obligations
Bank of Nova Scotia (The)	0.800%	$729,116,945	$270,883,055
BNP Paribas	0.800	444,761,336	165,238,664
Citigroup Global Markets, Inc.	0.790	349,976,134	130,023,866
Credit Agricole Corporate and Investment Bank	0.790	218,735,083	81,264,917
Credit Suisse Securities (USA) LLC	0.800	364,558,473	135,441,527
Merrill Lynch, Pierce, Fenner & Smith, Inc.	0.800	656,205,251	243,794,749
Wells Fargo Securities LLC	0.810	291,646,778	108,353,222
TOTAL		$3,055,000,000	$1,135,000,000

At May 31, 2017, the Joint Repurchase Agreement Account I was fully collateralized by:

Issuer	Interest Rates	Maturity Dates
U.S. Treasury Bill	0.000%	09/21/17
U.S. Treasury Bonds	2.250 to 9.125	08/15/17 to 08/15/46
U.S. Treasury Floating Rate Notes	1.039 to 1.152	07/31/17 to 01/31/19
U.S. Treasury Inflation-Indexed Bonds	0.875 to 2.500	01/15/26 to 02/15/47
U.S. Treasury Inflation-Indexed Notes	0.125 to 1.125	04/15/19 to 01/15/25
U.S. Treasury Interest-Only Stripped Securities	0.000	08/15/17 to 05/15/45
U.S. Treasury Notes	0.500 to 4.750	06/15/17 to 02/15/27
U.S. Treasury Principal-Only Stripped Securities	0.000	11/15/21 to 11/15/45

GOLDMAN SACHS FUNDS — FINANCIAL SQUARE FUNDS

Schedule of Investments (continued)

May 31, 2017 (Unaudited)

ADDITIONAL INVESTMENT INFORMATION (continued)

JOINT REPURCHASE AGREEMENT ACCOUNT III — At May 31, 2017, the Government Fund had undivided interests in the Joint Repurchase Agreement Account III with a maturity date of June 1, 2017, as follows:

Principal Amount	Maturity Value	Collateral Value
$7,349,400,000	$7,349,566,317	$7,551,755,479

REPURCHASE AGREEMENTS — At May 31, 2017, the Principal Amounts of the Government Fund’s interest in the Joint Repurchase Agreement Account III were as follows:

Counterparty	Interest Rate	Principal Amount
ABN Amro Bank N.V.	0.810%	$ 525,025,328
Bank of America, N.A.	0.810	477,295,753
Bank of Nova Scotia (The)	0.810	1,336,428,107
BNP Paribas	0.820	1,050,050,656
Citigroup Global Markets, Inc.	0.810	619,529,887
TD Securities (USA) LLC	0.800	477,295,753
Wells Fargo Securities LLC	0.820	2,863,774,516
TOTAL		$7,349,400,000

At May 31, 2017, the Joint Repurchase Agreement Account III was fully collateralized by:

Issuer	Interest Rates	Maturity Dates
Federal Farm Credit Bank	0.850%	12/06/17
Federal Home Loan Bank	0.875	03/19/18
Federal Home Loan Mortgage Corp.	2.000 to 8.500	05/01/18 to 06/01/47
Federal National Mortgage Association	1.850 to 8.000	12/01/17 to 06/01/56
Government National Mortgage Association	3.000 to 10.000	07/15/17 to 05/20/47
Tennessee Valley Authority	2.875	09/15/24
U.S. Treasury Bond	2.250	08/15/46
U.S. Treasury Inflation-Indexed Note	0.375	07/15/23
U.S. Treasury Interest-Only Stripped Security	0.000	05/15/26
U.S. Treasury Notes	0.875 to 2.625	11/30/17 to 11/15/26

GOLDMAN SACHS FUNDS — FINANCIAL SQUARE FUNDS

Schedule of Investments (continued)

May 31, 2017 (Unaudited)

NOTES TO THE SCHEDULE OF INVESTMENTS

Investment Valuation — The investment valuation policy of the Funds, except for Financial Square (“FSQ”) Money Market Fund, FSQ Prime Obligations Fund, and FSQ Tax-Exempt Money Market Fund (the “Institutional Money Market Funds”), is to use the amortized-cost method permitted by Rule 2a-7 under the Investment Company Act of 1940, as amended (the “Act”), for valuing portfolio securities. The amortized-cost method of valuation involves valuing a security at its cost and thereafter applying a constant amortization to maturity of any discount or premium. Normally, a security’s amortized cost will approximate its market value. Under procedures and tolerances approved by the Board of Trustees (“Trustees”), Goldman Sachs Asset Management L.P. (“GSAM”) evaluates daily the difference between each Fund’s net asset value (“NAV”) per share using the amortized costs of its portfolio securities and the Fund’s NAV per share using market-based values of its portfolio securities. The Institutional Money Market Funds’ investment valuation policy is to value its portfolio securities only at market-based values. (Prior to October 11, 2016, the Institutional Money Market Funds’ investment valuation policy was to use the amortized-cost method.) The market-based value of a portfolio security is determined, where readily available, on the basis of market quotations provided by pricing services or securities dealers, or, where accurate market quotations are not readily available, on the basis of the security’s fair value as determined in accordance with Valuation Procedures approved by the Trustees. The pricing services may use valuation models or matrix pricing, which may consider (among other things): (i) yield or price with respect to debt securities that are considered comparable in characteristics such as rating, interest rate and maturity date or (ii) quotations from securities dealers to determine current value.

Investments and Fair Value Measurements — The fair value of a financial instrument is the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e., the exit price). Accounting principles generally accepted in the United States of America (“GAAP”) establishes a fair value hierarchy that prioritizes the inputs to valuation techniques used to measure fair value. The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). The levels used for classifying investments are not necessarily an indication of the risk associated with investing in these investments. The three levels of the fair value hierarchy are described below:

Level 1 — Unadjusted quoted prices in active markets that are accessible at the measurement date for identical, unrestricted assets or liabilities;

Level 2 — Quoted prices in markets that are not active or financial instruments for which significant inputs are observable (including, but not limited to, quoted prices for similar investments, interest rates, foreign exchange rates, volatility and credit spreads), either directly or indirectly;

Level 3 — Prices or valuations that require significant unobservable inputs (including GSAM’s assumptions in determining fair value measurement).

The Trustees have approved Valuation Procedures that govern the valuation of the portfolio investments held by the Funds, including investments for which market quotations are not readily available. The Trustees have delegated to GSAM day-to-day responsibility for implementing and maintaining internal controls and procedures related to the valuation (including both the amortized cost and market-based methods of valuation) of the Funds’ portfolio investments. To assess the continuing appropriateness of pricing sources and methodologies related to the market-based method of valuation, GSAM regularly performs price verification procedures and issues challenges as necessary to third party pricing vendors or brokers, and any differences are reviewed in accordance with the Valuation Procedures.

As of May 31, 2017, all investments, other than those held by the Institutional Money Market Funds, are classified as Level 2 of the fair value hierarchy. All investments for the Institutional Money Market Funds are classified as Level 2, with the exception of treasury securities of G8 countries which are generally classified as Level 1. Please refer to the Schedules of Investments for further detail.

Forward Commitments — A forward commitment involves entering into a contract to purchase or sell securities, typically on an extended settlement basis, for a fixed price at a future date. The purchase of securities on a forward commitment basis involves a risk of loss if the value of the security to be purchased declines before the settlement date. Conversely, the sale of securities on a forward commitment basis involves the risk that the value of the securities sold may increase before the settlement date. Although a Fund will generally purchase securities on a forward commitment basis with the intention of acquiring the securities for its portfolio, the Fund may dispose of forward commitments prior to settlement which may result in a realized gain or loss.

GOLDMAN SACHS FUNDS — FINANCIAL SQUARE FUNDS

Schedule of Investments (continued)

May 31, 2017 (Unaudited)

NOTES TO THE SCHEDULE OF INVESTMENTS (continued)

Repurchase Agreements — Repurchase agreements involve the purchase of securities subject to the seller’s agreement to repurchase the securities at a mutually agreed upon date and price, under the terms of a Master Repurchase Agreement (“MRA”). During the term of a repurchase agreement, the value of the underlying securities held as collateral on behalf of a Fund, including accrued interest, is required to exceed the value of the repurchase agreement, including accrued interest. The underlying securities for all repurchase agreements are held at the Funds’ custodian or designated sub-custodians under tri-party repurchase agreements.

An MRA governs transactions between a Fund and select counterparties. An MRA contains provisions for, among other things, initiation of the transaction, income payments, events of default and maintenance of securities for repurchase agreements. An MRA also permits offsetting with collateral to create one single net payment in the event of default or similar events, including the bankruptcy or insolvency of a counterparty.

If the seller defaults, a Fund could suffer a loss to the extent that the proceeds from the sale of the underlying securities and other collateral held by the Fund are less than the repurchase price and the Fund’s costs associated with delay and enforcement of the repurchase agreement. In addition, in the event of default or insolvency of the seller, a court could determine that a Fund’s interest in the collateral is not enforceable, resulting in additional losses to the Fund.

Pursuant to exemptive relief granted by the Securities and Exchange Commission (“SEC”) and terms and conditions contained therein, the Funds, together with other funds of the Trust and registered investment companies having management agreements with GSAM or its affiliates, may transfer uninvested cash into joint accounts, the daily aggregate balance of which is invested in one or more repurchase agreements. Under these joint accounts, the Funds maintain pro-rata credit exposure to the underlying repurchase agreements’ counterparties. With the exception of certain transaction fees, the Funds are not subject to any expenses in relation to these investments.

The Funds’ risks include, but are not limited to, the following:

Large Shareholder Transactions Risk — A Fund may experience adverse effects when certain large shareholders, such as other funds, institutional investors (including those trading by use of non-discretionary mathematical formulas), financial intermediaries (who may make investment decisions on behalf of underlying clients and/or include a Fund in their investment model), individuals, accounts and Goldman Sachs affiliates, purchase or redeem large amounts of shares of a Fund. Such large shareholder redemptions may cause the Fund to sell portfolio securities at times when it would not otherwise do so, which may negatively impact a Fund’s NAV and liquidity. Similarly, large Fund share purchases may adversely affect a Fund’s performance to the extent that a Fund is delayed in investing new cash and is required to maintain a larger cash position than it ordinarily would. These transactions may also accelerate the realization of taxable income to shareholders if such sales of investments resulted in gains, and may also increase transaction costs. In addition, a large redemption could result in a Fund’s current expenses being allocated over a smaller asset base, leading to an increase in the Fund’s expense ratio.

Interest Rate Risk — When interest rates increase, a Fund’s yield will tend to be lower than prevailing market rates, and the market value of its securities or instruments may also be adversely affected. A low interest rate environment poses additional risks to a Fund, because low yields on the Fund’s portfolio holdings may have an adverse impact on the Fund’s ability to provide a positive yield to its shareholders, pay expenses out of Fund assets, or, at times, maintain a stable $1.00 share price (or, for the Institutional Money Market Funds, minimize the volatility of the Fund’s NAV per share). The risks associated with increasing interest rates are heightened given that interest rates are near historic lows, but may be expected to increase in the future with unpredictable effects on the markets and a Fund’s investments. Fluctuations in interest rates may also affect the liquidity of fixed income securities and instruments held by the Funds.

GOLDMAN SACHS FUNDS — FINANCIAL SQUARE FUNDS

Schedule of Investments (continued)

May 31, 2017 (Unaudited)

NOTES TO THE SCHEDULE OF INVESTMENTS (continued)

Market and Credit Risks — In the normal course of business, the Funds trade financial instruments and enter into financial transactions where risk of potential loss exists due to changes in the market (market risk). Additionally, a Fund may also be exposed to credit risk in the event that an issuer or guarantor fails to perform or that an institution or entity with which a Fund has unsettled or open transactions defaults.

Geographic and Sector Risk — The FSQ Tax-Exempt Money Market Fund may invest a significant portion of its total assets in certain issuers within the same state, geographic region or economic sector, which may subject the value of the Fund’s investments to risks associated with an adverse economic, business, political or environmental development affecting that state, region or sector.

Tax Information — At May 31, 2017, the aggregate cost for each Fund stated in the accompanying Schedule of Investments also approximates the aggregate cost for U.S. federal income tax purposes.

INVESTOR MONEY MARKET FUND

Schedule of Investments

May 31, 2017 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Amortized Cost
Commercial Paper and Corporate Obligations – 25.6%
Albion Capital LLC
$5,000,000	0.988%	06/02/17	$ 4,999,865
1,500,000	1.091	06/22/17	1,499,064
Bank of China (Hong Kong)
1,400,000	1.328	06/09/17	1,399,596
Bank of Tokyo-Mitsubishi UFJ Ltd. (The)
2,000,000	1.279	08/04/17	1,995,556
1,000,000	1.331	08/18/17	997,183
BPCE SA
5,000,000	0.958	06/07/17	4,999,217
Charta LLC
1,000,000	1.197	08/03/17	997,953
CRC Funding LLC
1,300,000	1.206	08/28/17	1,296,250
Fairway Finance Co., LLC
3,000,000	1.135	07/26/17	2,994,913
First Abu Dhabi Bank
5,000,000	1.040	06/07/17	4,999,150
Gotham Funding Corp.
2,000,000	1.040	06/02/17	1,999,943
Kaiser Foundation Hospitals
5,000,000	0.927	06/01/17	5,000,000
Kells Funding LLC
3,000,000	1.021	06/06/17	2,999,583
Liberty Street Funding LLC
2,000,000	1.278	08/01/17	1,995,764
LMA-Americas LLC
2,000,000	1.267	07/06/17	1,997,589
Matchpoint Finance PLC
5,000,000	0.947	06/01/17	5,000,000
Nieuw Amsterdam Receivables Corp.
1,500,000	1.226	06/15/17	1,499,300
2,000,000	1.169	07/20/17	1,996,883
1,500,000	1.228	08/10/17	1,496,500
Old Line Funding Corp.
4,250,000	1.062	06/20/17	4,247,667
Regency Markets No. 1 LLC
3,000,000	1.071	06/27/17	2,997,725
Swedbank AB
2,000,000	1.103	08/07/17	1,995,980
Versailles Commercial Paper LLC
1,300,000	0.999	06/02/17	1,299,965
Victory Receivables Corp.
2,000,000	1.040	06/05/17	1,999,773
Westpac Banking Corp.
1,250,000	1.073	08/04/17	1,247,667
Westpac Securities NZ, Ltd.
3,000,000	1.228	09/05/17	2,990,400

TOTAL COMMERCIAL PAPER AND CORPORATE OBLIGATIONS			$ 66,943,486

Certificates of Deposit-Yankeedollar – 4.3%
Banco Del Estado De Chile
$2,000,000	1.310%	10/06/17	$ 2,000,000
Cooperative Rabobank UA
500,000	1.400	09/20/17	500,000
Credit Agricole Corporate and Investment Bank
1,500,000	1.140	06/02/17	1,500,000
Dexia Credit Local New York Branch
1,500,000	1.360	12/20/17	1,500,000

Principal Amount	Interest Rate	Maturity Date	Amortized Cost
Certificates of Deposit-Yankeedollar – (continued)
DZ Bank AG
$1,300,000	1.290%	08/25/17	$ 1,300,000
National Bank of Kuwait
4,000,000	1.350	06/12/17	4,000,000
Standard Chartered Bank
300,000	1.872	09/20/17	300,000

TOTAL CERTIFICATES OF DEPOSIT-YANKEEDOLLAR			$ 11,100,000

Fixed Rate Municipal Debt Obligations – 3.1%
Cooperatieve Rabobank U.A.
$1,500,000	1.700%	03/19/18	$ 1,501,239
Royal Bank of Canada
1,500,000	1.500	01/16/18	1,501,438
Swedbank AB
1,500,000	2.125 (a)	09/29/17	1,503,690
UBS AG
1,500,000	1.375	06/01/17	1,500,000
600,000	1.375	08/14/17	600,004
Wells Fargo Bank N.A.
1,400,000	1.650	01/22/18	1,401,027

TOTAL FIXED RATE MUNICIPAL DEBT OBLIGATIONS			$ 8,007,398

Variable Rate Municipal Debt Obligations(b) – 18.9%
Alaska Housing Finance Corp. VRDN RB for Home Mortgage Series 2002 A RMKT (JPMorgan Chase Bank N.A., SPA)
$1,200,000	0.860%	06/01/17	$ 1,200,000
BlackRock Municipal Bond Trust VRDN RB Putters Series 2012-T0014 (JPMorgan Chase N.A., LIQ)(a)
4,000,000	0.950	06/01/17	4,000,000
BlackRock MuniVest Fund II, Inc. VRDN RB Putters Series 2012-T0005 (JPMorgan Chase Bank N.A., LIQ)(a)
4,000,000	0.950	06/01/17	4,000,000
City of Charlotte, North Carolina VRDN RB for Uptown Revitalization Project Series 2004 (Wells Fargo Bank N.A., SPA)
1,745,000	0.970	06/07/17	1,745,000
City of Colorado Springs Utilities System VRDN RB for Subordinate Lien Improvement Series 2006 B RMKT (Landesbank Hessen-Thueringen Girozentrale, SPA)
1,300,000	0.830	06/07/17	1,300,000
City of Columbia, South Carolina Waterworks & Sewer System VRDN RB Series 2009 RMKT (Sumitomo Mitsui Banking Corp., LOC)
4,000,000	0.780	06/07/17	4,000,000
City of Portland, Maine GO VRDN for Taxable Pension Bonds Series 2001 RMKT (Sumitomo Mitsui Banking Corp., SPA)
500,000	0.980	06/07/17	500,000
Colorado Health Facilities Authority VRDN RB for SCL Health System Series 2016 D (Wells Fargo Bank N.A., LIQ)
5,500,000	0.780	06/07/17	5,500,000
Connecticut Housing Finance Authority VRDN RB Housing Mortgage Finance Program Refunding Series 2011 Subseries E-3 (Bank of Tokyo-Mitsubishi UFJ, SPA)
450,000	0.780	06/07/17	450,000
Connecticut Housing Finance Authority VRDN RB Housing Mortgage Finance Program Series 2008 E (Bank of America N.A., SPA)
1,200,000	0.800	06/07/17	1,200,000
Fairfax County IDA VRDN RB for Fairfax Hospital Series 1988 A RMKT (Northern Trust Co., LOC)
300,000	0.780	06/07/17	300,000

INVESTOR MONEY MARKET FUND

Schedule of Investments (continued)

May 31, 2017 (Unaudited)

Principal Amount	Interest Rate		Maturity Date	Amortized Cost
Variable Rate Municipal Debt Obligations(b) – (continued)
Los Angeles County Housing Authority MF Hsg VRDN RB Refunding for Malibu Meadows Project Series 1998 B (FNMA, LIQ)
$450,000	0.770%		06/07/17	$ 450,000
Massachusetts Health & Educational Facilities Authority VRDN RB for Harvard University Series 2000 Y
3,200,000	0.750		06/07/17	3,200,000
Metropolitan Washington D.C. Airport Authority VRDN RB Refunding Series 2010 Subseries C-2 RMKT (Sumitomo Mitsui Banking Corp., LOC)
200,000	0.790		06/07/17	200,000
Mississippi Business Finance Commission Gulf Opportunity Zone VRDN RB for Chevron USA, Inc. Project Series 2007 B RMKT (GTY AGMT - Chevron Corp.)
5,100,000	0.800		06/01/17	5,100,000
Missouri Health & Educational Facilities Authority VRDN RB Refunding for BJC Health System Series 2005 B RMKT
3,000,000	0.750		06/07/17	3,000,000
New York State Housing Finance Agency VRDN RB Refunding for Taconic Housing West 17th Street Series 2009 A (FNMA, LIQ) (FNMA, LOC)
200,000	0.740		06/07/17	200,000
North Carolina Capital Facilities Finance Agency Educational Facilities VRDN RB Refunding for Wake Forest University Series 2004 A
3,700,000	0.780		06/07/17	3,700,000
Ohio State University VRDN RB Series 2005 B
500,000	0.720		06/07/17	500,000
Orlando Utilities Commission VRDN RB Series 2008-2 RMKT (TD Bank N.A., SPA)
2,900,000	0.760		06/07/17	2,900,000
Pinellas County Health Facilities Authority VRDN RB for BayCare Health System Series 2009 A2 (Northern Trust Co., LOC)
725,000	0.780		06/07/17	725,000
State of Ohio GO VRDN Refunding for Infrastructure Improvement Series 2003 D
200,000	0.790		06/07/17	200,000
State of Texas GO VRDN for Veterans Bonds Series 2015 B (Mizuho Bank, Ltd., SPA)
305,000	0.750		06/07/17	305,000
State of Texas GO VRDN for Veterans Bonds Series 2016 (Landesbank Hessen-Thueringen Girozentrale, SPA)
300,000	0.770		06/07/17	300,000
Tarrant County Cultural Education Facilities Finance Corp. VRDN RB Refunding for Texas Health Resources Series 2008 B
450,000	0.720		06/07/17	450,000
Tarrant County Cultural Education Facilities Finance Corp. VRDN RB Refunding for Texas Health Resources Series 2008 C RMKT
475,000	0.750		06/07/17	475,000
Triborough Bridge & Tunnel Authority VRDN Refunding Floating RB Series 2013 Subseries 2B RMKT (Bank of America N.A., LOC)
3,500,000	0.950		06/07/17	3,500,000

TOTAL VARIABLE RATE MUNICIPAL DEBT OBLIGATIONS				$ 49,400,000

Variable Rate Obligations(b) – 36.9%
Abbey National Treasury Services PLC
$3,000,000	1.225%		09/01/17	$ 3,000,000
Australia & New Zealand Banking Group Ltd.
1,400,000	1.129	(a)	09/12/17	1,399,881
Banco Del Estado De Chile
2,500,000	1.230		10/20/17	2,500,000
Bank of Montreal
1,000,000	1.433		08/07/17	1,000,000
250,000	1.682		08/11/17	250,000
BNZ International Funding Ltd.
1,900,000	1.640	(a)	10/04/17	1,900,000

Principal Amount	Interest Rate		Maturity Date	Amortized Cost
Variable Rate Obligations(b) – (continued)
Canadian Imperial Bank of Commerce
$3,000,000	1.585%		10/13/17	$ 3,000,000
Chase Bank USA, N.A.
491,000	1.506		06/09/17	490,992
Collateralized Commercial Paper II Co., LLC
250,000	1.650	(a)	07/06/17	250,000
1,000,000	1.601	(a)	01/17/18	1,000,000
1,000,000	1.629	(a)	01/24/18	1,000,000
Commonwealth Bank of Australia
800,000	1.620		07/27/17	799,966
1,000,000	1.442	(a)	12/01/17	1,001,000
3,000,000	1.387	(a)	02/23/18	3,000,000
2,000,000	1.284	(a)	04/27/18	2,000,000
Dexia Credit Local
2,500,000	1.420		11/22/17	2,500,000
3,000,000	1.373		12/07/17	3,000,000
DNB Bank ASA
3,000,000	1.254		08/28/17	3,000,000
Erste Abwicklungsanstalt
7,000,000	1.213	(a)	09/07/17	7,000,000
2,000,000	1.189	(a)	09/18/17	2,000,000
2,000,000	1.084	(a)	09/25/17	2,000,000
HSBC Bank PLC
1,500,000	1.455	(a)	11/01/17	1,500,000
J.P. Morgan Securities LLC
3,000,000	1.245	(a)	09/01/17	3,000,000
Mizuho Bank Ltd.
2,000,000	1.545		08/02/17	2,000,000
2,000,000	1.395		09/01/17	2,000,000
National Australia Bank Ltd.
900,000	1.533		06/08/17	899,966
2,000,000	1.295	(a)	04/03/18	2,000,000
Nordea Bank AB
650,000	1.600		09/06/17	650,000
Norinchukin Bank (The)
1,500,000	1.379		08/24/17	1,500,000
2,000,000	1.274		10/27/17	2,000,000
Old Line Funding LLC
3,000,000	1.213	(a)	07/07/17	3,000,000
Oversea-Chinese Banking Corp., Ltd.
2,000,000	1.189	(a)	09/11/17	1,999,836
1,300,000	1.512	(a)	11/15/17	1,300,000
2,000,000	1.330	(a)	04/03/18	2,000,000
Royal Bank of Canada
2,000,000	1.377		06/16/17	2,000,300
1,500,000	1.560		10/05/17	1,499,994
Skandinaviska Enskilda Banken AB
3,500,000	1.227		08/23/17	3,500,000
Standard Chartered Bank
1,500,000	1.661		06/01/17	1,500,000
2,000,000	1.764		07/19/17	2,000,000
250,000	1.615		10/12/17	250,000
3,000,000	1.432		12/18/17	3,000,000
Sumitomo Mitsui Banking Corp.
1,000,000	1.404		08/10/17	1,000,000
2,500,000	1.319		09/15/17	2,500,000
Sumitomo Mitsui Trust Bank Ltd.
4,000,000	1.390		08/21/17	4,000,000
1,500,000	1.324		09/25/17	1,500,000
Svenska Handelsbanken AB
1,400,000	1.430		08/01/17	1,400,262
Toronto-Dominion Bank (The)
3,000,000	1.435		11/02/17	3,000,000

INVESTOR MONEY MARKET FUND

Schedule of Investments (continued)

May 31, 2017 (Unaudited)

Principal Amount	Interest Rate		Maturity Date	Amortized Cost
Variable Rate Obligations(b) – (continued)
Wells Fargo Bank N.A.
$500,000	1.636%		09/22/17	$ 500,000
1,500,000	1.490		01/26/18	1,500,000
Westpac Banking Corp.
550,000	1.649	(a)	08/07/17	550,370
Westpac Securities NZ, Ltd.
750,000	1.682	(a)	08/11/17	749,963

TOTAL VARIABLE RATE OBLIGATIONS				$ 96,392,530

TOTAL INVESTMENTS BEFORE REPURCHASE AGREEMENTS				$231,843,414

Repurchase Agreements(c) – 11.2%
BNP Paribas
$5,000,000	1.110	%(b)	06/07/17	$ 5,000,000
Maturity Value: $5,012,796
Settlement Date: 03/24/17

Collateralized by various asset-backed obligations, 0.000% to 9.788%, due 12/17/18 to 04/25/37, various corporate security issuers, 5.625% to 12.250%, due 06/01/17 to perpetual maturity and various mortgage-backed obligations, 4.724% to 7.774%, due 04/25/28 to 04/25/29. The aggregate market value of the collateral, including accrued interest, was $5,921,837.

Joint Repurchase Agreement Account III
23,200,000	0.815		06/01/17	23,200,000
Maturity Value: $23,200,525

Mizuho Securities USA LLC
1,000,000	2.129	(b)(d)	08/29/17	1,000,000
Maturity Value: $1,007,157
Settlement Date: 05/08/17
Collateralized by a U.S. Treasury Note, 2.125%, due 12/31/22. The market value of the collateral, including accrued interest, was $1,020,004.

TOTAL REPURCHASE AGREEMENTS				$ 29,200,000

TOTAL INVESTMENTS – 100.0%				$261,043,414

OTHER ASSETS IN EXCESS OF LIABILITIES – 0.0%				71,520

NET ASSETS – 100.0%				$261,114,934

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.

(a)	Security not registered under the Securities Act of 1933, as amended. Such securities may be deemed liquid by the Investment Adviser. At May 31, 2017, these securities amounted to $48,154,740 or approximately 18.4% of net assets.

(b)	Variable or floating rate security. Interest rate disclosed is that which is in effect at May 31, 2017.

(c)	Unless noted, all repurchase agreements were entered into on May 31, 2017. Additional information on Joint Repurchase Agreement Account III appears in the Additional Investment Information section.

(d)	Security has been determined to be illiquid by the Investment Adviser. At May 31, 2017, this security amounted to $1,000,000 or approximately 0.4% of net assets.

Interest rates represent either the stated coupon rate, annualized yield on date of purchase for discounted securities, or, for floating rate securities, the current reset rate, which is based upon current interest rate indices.

Maturity dates represent either the final legal maturity date on the security, the demand date for puttable securities, or the prerefunded date for those types of securities.

Investment Abbreviations:
FNMA	— Insured by Federal National Mortgage Association
GO	— General Obligation
GTY AGMT	— Guaranty Agreement
IDA	— Industrial Development Agency
LIQ	— Liquidity Agreement
LOC	— Letter of Credit
MF Hsg	— Multi-Family Housing
RB	— Revenue Bond
RMKT	— Remarketed
SPA	— Stand-by Purchase Agreement
VRDN	— Variable Rate Demand Notes

For information on the mutual funds, please call our toll free Shareholder Services Line at 1-800-526-7384 or visit us on the web at www.GSAMFUNDS.com.

INVESTOR TAX-EXEMPT MONEY MARKET FUND

Schedule of Investments

May 31, 2017 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Amortized Cost
Municipal Debt Obligations – 102.0%
Alabama – 4.4%
Columbia IDB VRDN PCRB Refunding for Alabama Power Co. Project Series 2014 C
$10,000,000	0.870%	06/01/17	$ 10,000,000
Huntsville Health Care Authority CP Series 2017
17,300,000	0.840	06/01/17	17,300,000
Mobile IDB VRDN PCRB for Alabama Power Co. Barry Plant Project Series 2007 C RMKT
11,500,000	0.930	06/07/17	11,500,000

			38,800,000

Alaska – 2.4%
Alaska Housing Finance Corp. VRDN RB Refunding for Governmental Purpose Series 2001 B RMKT
1,450,000	0.730	06/07/17	1,450,000
Alaska Housing Finance Corp. VRDN RB State Capital Project Series 2002 C RMKT
11,160,000	0.760	06/07/17	11,160,000
City of Valdez Marine Terminal VRDN RB Refunding for Exxon Pipeline Co. Project Series 1985
9,000,000	0.780	06/01/17	9,000,000

			21,610,000

Arizona – 0.2%
Arizona Health Facilities Authority VRDN RB Refunding for Banner Health Series 2008 G (Wells Fargo Bank N.A., LOC)
2,165,000	0.780	06/07/17	2,165,000

California – 10.1%
California Health Facilities Financing Authority CP Series 2017 E
9,000,000	0.820	06/14/17	8,999,404
California School Cash Reserve Program Authority RN Series 2016 C
16,390,000	2.000	06/30/17	16,405,642
California Statewide Communities Development Authority CP for Kaiser Permanente Series 2017 04-I
3,290,000	0.900	06/08/17	3,290,000
5,400,000	0.820	06/15/17	5,400,000
16,100,000	0.880	06/20/17	16,100,000
City of Los Angeles GO TRANS Series 2016 B
18,400,000	3.000	06/29/17	18,429,846
City of Santa Clara Electric VRDN RB Refunding Series 2008 Subseries B RMKT (Bank of Tokyo-Mitsubishi UFJ, LOC)
3,100,000	0.750	06/07/17	3,100,000
Sacramento County Housing Authority VRDN RB Refunding for River Terrace Apartments Series 1996 C RMKT (FNMA) (FNMA, LIQ)
1,095,000	0.800	06/07/17	1,095,000
San Diego County Water Authority CP Series 2017 9 (Bank of America N.A., LIQ)
1,050,000	0.890	06/06/17	1,050,000
State of California GO Refunding Series 2015
9,345,000	5.000	08/01/17	9,409,887
The Regents of the University of California VRDN RB Refunding General Series 2013 AL-2
5,525,000	0.760	06/07/17	5,525,000

			88,804,779

Colorado – 3.1%
City of Colorado Springs Utilities System VRDN RB for Subordinate Lien Improvement Series 2006 B RMKT (Landesbank Hessen-Thueringen Girozentrale, SPA)
1,400,000	0.830	06/07/17	1,400,000
City of Colorado Springs Utilities System VRDN RB for Subordinate Lien Series 2000 A RMKT (Landesbank Hessen-Thueringen Girozentrale, SPA)
3,000,000	0.790	06/07/17	3,000,000
Colorado Health Facilities Authority VRDN RB for SCL Health System Series 2016 D (Wells Fargo Bank N.A., LIQ)
11,200,000	0.780	06/07/17	11,200,000
Colorado Housing & Finance Authority VRDN RB Refunding for Single Family Mortgage Class I Adjustable Series 2001 AA-2 RMKT (Sumitomo Mitsui Banking Corp., LOC)
2,150,000	0.760	06/07/17	2,150,000

Principal Amount	Interest Rate	Maturity Date	Amortized Cost
Municipal Debt Obligations – (continued)
Colorado – (continued)
University of Colorado Hospital Authority VRDN RB Refunding Series 2017 B-1
$6,000,000	0.770%	06/07/17	$ 6,000,000
University of Colorado Hospital Authority VRDN RB Refunding Series 2017 B-2
3,450,000	0.770	06/07/17	3,450,000

			27,200,000

Connecticut – 4.7%
Connecticut Housing Finance Authority VRDN RB Housing Mortgage Finance Program Refunding Series 2011 Subseries E-3 (Bank of Tokyo-Mitsubishi UFJ, SPA)
12,830,000	0.780	06/07/17	12,830,000
Connecticut Housing Finance Authority VRDN RB Housing Mortgage Finance Program Refunding Series 2014 Subseries C-2 (Bank of Tokyo-Mitsubishi UFJ, SPA)
5,500,000	0.780	06/07/17	5,500,000
State of Connecticut GO VRDN Refunding SIFMA Index Series 2015 D(a)
20,740,000	1.530	06/15/18	20,843,700
State of Connecticut GO VRDN SIFMA Index Series 2013 A
1,850,000	1.200	03/01/18	1,852,481

			41,026,181

District of Columbia – 4.0%
District of Columbia Income Tax Secured VRDN RB Refunding SIFMA Series 2014 B
15,300,000	1.080	12/01/17	15,305,311
Metropolitan Washington Airports Authority CP for Dulles Toll Road Senior Second Lien Series 2017 1 (JPMorgan Chase Bank N.A., LOC)
19,750,000	0.780	06/06/17	19,749,373

			35,054,684

Florida – 2.4%
Jacksonville Electric Authority Electric System VRDN RB Series Three 2008 A RMKT (Royal Bank of Canada, SPA)
5,170,000	0.770	06/07/17	5,170,000
Jacksonville Electric Authority Water & Sewer System VRDN RB Refunding Series 2008 Subseries B-1 RMKT (State Street Bank & Trust Co., SPA)
2,990,000	0.770	06/07/17	2,990,000
Pinellas County Health Facilities Authority VRDN RB for BayCare Health System Series 2009 A2 (Northern Trust Co., LOC)
13,025,000	0.780	06/07/17	13,025,000

			21,185,000

Georgia –0.8%
State of Georgia GO Refunding Series 2015 C
7,000,000	5.000	07/01/17	7,023,918

Idaho – 1.4%
State of Idaho GO TANS Series 2016
12,000,000	2.000	06/30/17	12,011,244

Illinois – 0.7%
Illinois Finance Authority VRDN RB for Northwestern University Series 2008 Subseries B RMKT
5,000,000	0.740	06/07/17	5,000,000
Illinois Toll Highway Authority VRDN RB Senior Priority Series 2007 A-2C RMKT (Landesbank Hessen-Thueringen Girozentrale, LOC)
800,000	0.800	06/07/17	800,000

			5,800,000

Indiana – 0.4%
Indiana Health Facilities Financing Authority VRDN RB Refunding for Ascension Health Services Series 2003 E-6 RMKT
4,000,000	0.760	06/07/17	4,000,000

Louisiana – 1.2%
East Baton Rouge Parish IDB, Inc. VRDN RB for ExxonMobil Project Gulf Opportunity Zone Bonds Series 2010 A
10,600,000	0.780	06/01/17	10,600,000

Maryland – 1.5%
County of Montgomery CP BANS Series 2017 10-A (PNC Bank N.A., LIQ)
12,825,000	0.860	07/05/17	12,825,000

INVESTOR TAX-EXEMPT MONEY MARKET FUND

Schedule of Investments (continued)

May 31, 2017 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Amortized Cost
Municipal Debt Obligations – (continued)
Massachusetts – 4.3%
Massachusetts Health & Educational Facilities Authority CP Series 2017 H-1
$200,000	0.900%	07/03/17	$ 200,000
10,300,000	0.900	07/06/17	10,300,000
Massachusetts Health & Educational Facilities Authority VRDN RB for Harvard University Series 2000 Y
6,400,000	0.750	06/07/17	6,400,000
Massachusetts Health & Educational Facilities Authority VRDN RB for Museum of Fine Arts Series 2007 A-1 RMKT (Wells Fargo Bank N.A., SPA)
19,250,000	0.790	06/01/17	19,250,000
Massachusetts Health & Educational Facilities Authority VRDN RB for Museum of Fine Arts Series 2007 A-2 RMKT (Bank of America N.A., SPA)
965,000	0.790	06/01/17	965,000
Massachusetts Water Resources Authority VRDN RB Refunding Subordinated General Series 2008 E (JPMorgan Chase Bank N.A., SPA)
940,000	0.790	06/07/17	940,000

			38,055,000

Minnesota – 2.5%
Minnesota Higher Education Facilities Authority VRDN RB Refunding for Carleton College Series 2005 Six D RMKT (JPMorgan Chase Bank N.A., SPA)
3,545,000	0.810	06/07/17	3,545,000
Rochester Health Care Facilities CP Series 2017
18,250,000	0.960	07/07/17	18,250,000

			21,795,000

Mississippi – 3.9%
Mississippi Business Finance Commission Gulf Opportunity Zone VRDN RB for Chevron USA, Inc. Project Series 2007 B RMKT (GTY AGMT – Chevron Corp.)
6,060,000	0.800	06/01/17	6,060,000
Mississippi Business Finance Commission Gulf Opportunity Zone VRDN RB for Chevron USA, Inc. Project Series 2009 B (GTY AGMT – Chevron Corp.)
6,500,000	0.800	06/01/17	6,500,000
Mississippi Business Finance Commission Gulf Opportunity Zone VRDN RB for Chevron USA, Inc. Project Series 2010 I (GTY AGMT- Chevron Corp.)
3,000,000	0.780	06/01/17	3,000,000
Mississippi Business Finance Commission Gulf Opportunity Zone VRDN RB for Chevron USA, Inc. Project Series 2010 K (GTY AGMT – Chevron Corp.)
10,000,000	0.800	06/01/17	10,000,000
Mississippi Business Finance Commission Gulf Opportunity Zone VRDN RB for Chevron USA, Inc. Project Series 2011 E (GTY AGMT – Chevron Corp.)
8,600,000	0.790	06/01/17	8,600,000
Mississippi Business Finance Commission Gulf Opportunity Zone VRDN RB for Chevron USA, Inc. Project Series 2011 F (GTY AGMT – Chevron Corp.)
200,000	0.790	06/01/17	200,000

			34,360,000

Missouri – 3.4%
Curators University of Missouri CP Series 2017 A
7,750,000	0.910	07/05/17	7,750,000
Missouri Development Finance Board Cultural Facilities VRDN RB for Kauffman Center Performing Arts Series 2007 A RMKT (Northern Trust Co., SPA)
5,000,000	0.800	06/01/17	5,000,000
Missouri Development Finance Board Cultural Facilities VRDN RB for Nelson Gallery Foundation Series 2004 A RMKT (Northern Trust Co., SPA)
10,350,000	0.780	06/01/17	10,350,000
Missouri Health & Educational Facilities Authority VRDN RB Refunding for BJC Health System Series 2005 B RMKT
7,000,000	0.750	06/07/17	7,000,000

			30,100,000

Multi-State – 4.6%
Federal Home Loan Mortgage Corporation VRDN RB for Multi-Family Variable Rate Certificates Series 2013-M027 Class A (FHLMC, LIQ)
11,915,000	0.800	06/07/17	11,915,000
Federal Home Loan Mortgage Corporation VRDN RB for Multi-Family Variable Rate Certificates Series 2014-M031 Class A (FHLMC, LIQ)
13,575,000	0.800	06/07/17	13,575,000

Principal Amount	Interest Rate	Maturity Date	Amortized Cost
Municipal Debt Obligations – (continued)
Multi-State – (continued)
Federal Home Loan Mortgage Corporation VRDN RB for Multi-Family Variable Rate Certificates Series 2015-M033 Class A (FHLMC, LIQ)
$10,430,000	0.800%	06/07/17	$ 10,430,000
Nuveen AMT-Free Municipal Income Fund VRDP Series 2013-2-1309 (Citibank N.A., LIQ)(b)
4,500,000	0.880	06/07/17	4,500,000

			40,420,000

New Jersey – 1.7%
County of Bergen GO BANS Refunding Series 2016 B
14,850,000	2.000	12/14/17	14,924,958

New York – 13.9%
County of Nassau, New York IDA Civic Facility Refunding & Improvement VRDN RB Refunding for Cold Spring Harbor Laboratory Project Series 1999 RMKT (TD Bank N.A., SPA)
13,100,000	0.770	06/01/17	13,100,000
New York City GO VRDN Refunding Series 2008 Subseries J-5 (Bank of America N.A., SPA)
1,500,000	0.790	06/01/17	1,500,000
New York City GO VRDN Series 2013 Subseries F-3 (Bank of America N.A., LIQ)
1,600,000	0.790	06/01/17	1,600,000
New York City Housing Development Corp. Multi-Family Mortgage VRDN RB for Elliot Chelsea Development Series 2010 A RMKT (FHLMC, LIQ)
800,000	0.770	06/07/17	800,000
New York City Municipal Water Finance Authority Water & Sewer System VRDN RB Refunding Series 2001 Subseries F-1 (Mizuho Bank, Ltd., SPA)
3,700,000	0.820	06/01/17	3,700,000
New York City Municipal Water Finance Authority Water & Sewer System VRDN RB Refunding Series 2008 Subseries B-3 (Bank of America N.A., SPA)
13,700,000	0.790	06/01/17	13,700,000
New York City Municipal Water Finance Authority Water & Sewer System VRDN RB Second General Resolution Refunding Series 2015 Subseries AA-2 (PNC Bank N.A., SPA)
2,000,000	0.820	06/01/17	2,000,000
New York City Transitional Finance Authority RB Refunding for Future Tax Secured Series 2012 B
12,145,000	5.000	11/01/17	12,353,170
New York City Transitional Finance Authority VRDN RB for Future Tax Secured Series 1998 Subseries A-1 (JPMorgan Chase Bank N.A., SPA)
90,000	0.750	06/07/17	90,000
New York City Trust for Cultural Resources VRDN RB for Metropolitan Museum of Art Series 2006 A1 RMKT
11,900,000	0.760	06/07/17	11,900,000
New York City Trust for Cultural Resources VRDN RB for Metropolitan Museum of Art Series 2006 A2 RMKT
7,450,000	0.760	06/07/17	7,450,000
New York City Trust for Cultural Resources VRDN RB Refunding for The New York Botanical Garden Series 2009 A (JPMorgan Chase Bank N.A., LOC)
6,010,000	0.760	06/07/17	6,010,000
New York State Dormitory Authority State Supported Debt VRDN RB for Cornell University Series 2004 B RMKT (Bank of NY Mellon, SPA)
500,000	0.760	06/07/17	500,000
New York State Housing Finance Agency VRDN RB for 100 Maiden Lane Series 2004 A RMKT (FNMA, LIQ) (FNMA, LOC)
9,000,000	0.770	06/07/17	9,000,000
New York State Housing Finance Agency VRDN RB for 20 River Terrace Housing Series 2002 A RMKT (FNMA, LIQ) (FNMA, LOC)
5,100,000	0.750	06/07/17	5,100,000
New York State Housing Finance Agency VRDN RB Refunding for Taconic Housing West 17th Street Series 2009 A (FNMA, LIQ) (FNMA, LOC)
12,600,000	0.740	06/07/17	12,600,000
New York State Local Government Assistance Corp. VRDN RB Refunding for Subordinated Lien Series 2003 4V RMKT (Bank of America N.A., SPA)
4,000,000	0.750	06/07/17	4,000,000
New York State Power Authority CP Series 2017-1 (JPMorgan Chase Bank N.A., TD Bank N.A., State Street Bank & Trust Co. and Wells Fargo Bank N.A., LOC)
10,000,000	0.970	07/05/17	10,000,000

INVESTOR TAX-EXEMPT MONEY MARKET FUND

Schedule of Investments (continued)

May 31, 2017 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Amortized Cost
Municipal Debt Obligations – (continued)
New York – (continued)
Triborough Bridge & Tunnel Authority VRDN RB Refunding General Series 2001 C RMKT (Bank of Tokyo-Mitsubishi UFJ, LOC)
$5,865,000	0.770%	06/07/17	$ 5,865,000
Triborough Bridge & Tunnel Authority VRDN RB Refunding General Series 2002 F RMKT (Landesbank Hessen-Thueringen Girozentrale, LOC)
1,400,000	0.830	06/01/17	1,400,000

			122,668,170

North Carolina – 3.9%
Charlotte-Mecklenburg Hospital Authority VRDN RB Refunding for Carolinas HealthCare System Series 2007 C RMKT (JPMorgan Chase Bank N.A., SPA)
5,100,000	0.780	06/01/17	5,100,000
County of Union Enterprise System VRDN RB Series 2009 RMKT (U.S. Bank N.A., LOC)
11,700,000	0.770	06/07/17	11,700,000
North Carolina Capital Facilities Finance Agency Educational Facilities VRDN RB Refunding for Wake Forest University Series 2004 A
12,950,000	0.780	06/07/17	12,950,000
University of North Carolina Hospital at Chapel Hill VRDN RB Series 2001 B RMKT (Landesbank Hessen-Thueringen Girozentrale, SPA)
5,000,000	0.760	06/01/17	5,000,000

			34,750,000

Ohio – 4.6%
Allen County Hospital Facilities VRDN RB for Catholic Health Partners Series 2012 B
10,000,000	0.800	06/07/17	10,000,000
Ohio State University VRDN RB Series 2014 B-2
12,500,000	0.740	06/07/17	12,500,000
Ohio Water Development Authority VRDN RB for Water Pollution Control Loan Fund Series 2016 A (BMO Harris Bank, N.A., LIQ)
15,450,000	0.810	06/07/17	15,450,000
State of Ohio GO VRDN for Common Schools Series 2003 D RMKT
2,800,000	0.790	06/07/17	2,800,000

			40,750,000

Oregon – 2.3%
State of Oregon GO TANS Series 2016 A
20,000,000	2.000	06/30/17	20,018,972

Pennsylvania – 3.2%
Allegheny County Hospital Development Authority VRDN RB for University of Pittsburg Medical Center Putters Series 2013-4323 (GTY AGMT - JPMorgan Chase Bank N.A.) (JPMorgan Chase Bank N.A., LIQ)(b)
11,635,000	0.840	06/01/17	11,635,000
Geisinger Authority VRDN RB for Health System Series 2002 RMKT (Northern Trust Co., SPA)
2,200,000	0.750	06/01/17	2,200,000
Pennsylvania State Turnpike Commission VRDN RB Refunding Series 2016 A-2
13,500,000	1.296	12/01/17	13,505,523
Philadelphia Hospitals & Higher Education Facilities Authority VRDN RB Refunding for Children’s Hospital of Philadelphia Project Series 2005 A RMKT (Wells Fargo Bank N.A., SPA)
565,000	0.780	06/01/17	565,000

			27,905,523

South Carolina – 0.8%
City of Columbia, South Carolina Waterworks & Sewer System VRDN RB Series 2009 RMKT (Sumitomo Mitsui Banking Corp., LOC)
6,750,000	0.780	06/07/17	6,750,000

Texas – 13.0%
City of Austin, Texas Hotel Occupancy Tax VRDN RB Refunding Subordinate Lien Series 2008 A RMKT (JPMorgan Chase Bank N.A., LOC)
12,500,000	0.790	06/07/17	12,500,000
City of EL Paso Waterworks & Sewer System CP Series 2017 A (Bank of America N.A., LIQ)
4,025,000	0.830	07/06/17	4,025,000
City of Houston TRANS Series 2016
19,750,000	5.000	06/30/17	19,815,024

Principal Amount	Interest Rate	Maturity Date	Amortized Cost
Municipal Debt Obligations – (continued)
Texas – (continued)
City of San Antonio Electric & Gas Systems CP Series 2017 B (State Street Bank & Trust Co. and Wells Fargo Bank N.A., LOC)
$17,350,000	0.990%	06/08/17	$ 17,350,000
City of San Antonio Electric & Gas Systems CP Series 2017 B (State Street Bank & Trust Co. and Wells Fargo Bank N.A., LOC)
15,000,000	1.000	06/15/17	15,000,000
Harris County Cultural Education Facilities Finance Corp. RB CP Refunding for Methodist Hospital System Series 2017 2009 C-1
12,600,000	0.910	06/21/17	12,600,000
Harris County Cultural Education Facilities Finance Corp. RB CP Refunding for Methodist Hospital System Series 2017 2009 C-2
10,000,000	0.880	07/12/17	10,000,000
Harris County Cultural Education Facilities Finance Corp. VRDN RB Refunding for Methodist Hospital System Series 2008 Subseries C-1 RMKT
100,000	0.800	06/01/17	100,000
Harris County Health Facilities Development Corp. VRDN RB Refunding for Methodist Hospital System Series 2008 A-1
7,250,000	0.800	06/01/17	7,250,000
State of Texas GO VRDN for Veterans Bonds Series 2015 B (Mizuho Bank, Ltd., SPA)
145,000	0.750	06/07/17	145,000
State of Texas GO VRDN for Veterans Bonds Series 2016 (Landesbank Hessen-Thueringen Girozentrale, SPA)
1,500,000	0.770	06/07/17	1,500,000
State of Texas GO VRDN for Veterans Bonds Series 2017 (Sumitomo Mitsui Banking Corp., SPA)
5,000,000	0.780	06/07/17	5,000,000
Tarrant County Cultural Education Facilities Finance Corp. VRDN RB Refunding for Texas Health Resources Series 2008 A
6,250,000	0.750	06/07/17	6,250,000
University of Texas CP Series 2017
2,600,000	0.910	06/05/17	2,600,000

			114,135,024

Virginia – 0.7%
Fairfax County IDA VRDN RB for Inova Health System Series 2000 (Branch Banking & Trust, SPA)
5,900,000	0.760	06/07/17	5,900,000

Washington – 1.9%
County of King Sewer Revenue VRDN RB Junior Lien Series 2001 A RMKT (Landesbank Hessen-Thueringen Girozentrale, LOC)
6,650,000	0.830	06/07/17	6,650,000
Washington Health Care Facilities Authority VRDN RB Refunding for Providence Health & Services Series 2012 C (U.S. Bank N.A., SPA)
4,960,000	0.790	06/07/17	4,960,000
Washington State Housing Finance Commission VRDN RB for Discovery Heights Apartments Series 2010 (FHLMC, LIQ)
4,900,000	0.790	06/07/17	4,900,000

			16,510,000

TOTAL INVESTMENTS – 102.0%			$897,148,453

LIABILITIES IN EXCESS OF OTHER ASSETS – (2.0)%			(17,627,250)

NET ASSETS – 100.0%			$879,521,203

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.

(a)	All or a portion represents a forward commitment.

(b)	Security not registered under the Securities Act of 1933, as amended. Such securities may be deemed liquid by the Investment Adviser. At May 31, 2017, these securities amounted to $16,135,000 or approximately 1.8% of net assets.

INVESTOR TAX-EXEMPT MONEY MARKET FUND

Schedule of Investments (continued)

May 31, 2017 (Unaudited)

Interest rates represent either the stated coupon rate, or for floating rate securities, the current reset rate, which is based upon current interest rate indices.

Maturity dates represent either the final legal maturity date on the security, the demand date for puttable securities, or the prerefunded date for those types of securities.

Investment Abbreviations:
AMT	— Alternative Minimum Tax (subject to)
BANS	— Bond Anticipation Notes
CP	— Commercial Paper
FHLMC	— Insured by Federal Home Loan Mortgage Corp.
FNMA	— Insured by Federal National Mortgage Association
GO	— General Obligation
GTY AGMT	— Guaranty Agreement
IDA	— Industrial Development Agency
IDB	— Industrial Development Board
LIQ	— Liquidity Agreement
LOC	— Letter of Credit
PCRB	— Pollution Control Revenue Bond
RB	— Revenue Bond
RN	— Revenue Notes
RMKT	— Remarketed
SIFMA	— Securities Industry and Financial Market Association
SPA	— Stand-by Purchase Agreement
TANS	— Tax Anticipation Notes
TRANS	— Tax Revenue Anticipation Notes
VRDN	— Variable Rate Demand Notes
VRDP	— Variable Rate Demand Preferred Shares

For information on the mutual funds, please call our toll free Shareholder Services Line at 1-800-526-7384 or visit us on the web at www.GSAMFUNDS.com.

GOLDMAN SACHS FUNDS — INVESTOR FUNDS

Schedule of Investments (continued)

May 31, 2017 (Unaudited)

ADDITIONAL INVESTMENT INFORMATION

JOINT REPURCHASE AGREEMENT ACCOUNT III — At May 31, 2017, the Investor Money Market Fund had undivided interests in the Joint Repurchase Agreement Account III, with a maturity date of June 1, 2017, as follows:

Principal Amount	Maturity Value	Collateral Value
$23,200,000	$23,200,525	$23,838,780

REPURCHASE AGREEMENTS — At May 31, 2017, the Principal Amounts of the Investor Money Market Fund’s interest in the Joint Repurchase Agreement Account III were as follows:

Counterparty	Interest Rate	Principal Amount
ABN Amro Bank N.V.	0.810%	$1,657,358
Bank of America, N.A.	0.810	1,506,689
Bank of Nova Scotia (The)	0.810	4,218,730
BNP Paribas	0.820	3,314,716
Citigroup Global Markets, Inc.	0.810	1,955,683
TD Securities (USA) LLC	0.800	1,506,689
Wells Fargo Securities LLC	0.820	9,040,135
TOTAL		$23,200,000

At May 31, 2017, the Joint Repurchase Agreement Account III was fully collateralized by:

Issuer	Interest Rates	Maturity Dates
Federal Farm Credit Bank	0.850%	12/06/17
Federal Home Loan Bank	0.875	03/19/18
Federal Home Loan Mortgage Corp.	2.000 to 8.500	05/01/18 to 06/01/47
Federal National Mortgage Association	1.850 to 8.000	12/01/17 to 06/01/56
Government National Mortgage Association	3.000 to 10.000	07/15/17 to 05/20/47
Tennessee Valley Authority	2.875	09/15/24
U.S. Treasury Bond	2.250	08/15/46
U.S. Treasury Inflation-Indexed Note	0.375	07/15/23
U.S. Treasury Interest-Only Stripped Security	0.000	05/15/26
U.S. Treasury Notes	0.875 to 2.625	11/30/17 to 11/15/26

GOLDMAN SACHS FUNDS — INVESTOR FUNDS

Schedule of Investments (continued)

May 31, 2017 (Unaudited)

NOTES TO THE SCHEDULE OF INVESTMENTS

Investment Valuation — The investment valuation policy of the Funds is to use the amortized-cost method permitted by Rule 2a-7 under the Investment Company Act of 1940, as amended (the “Act”), for valuing portfolio securities. The amortized-cost method of valuation involves valuing a security at its cost and thereafter applying a constant amortization to maturity of any discount or premium. Normally, a security’s amortized cost will approximate its market value. Under procedures and tolerances approved by the Board of Trustees (“Trustees”), Goldman Sachs Asset Management L.P. (“GSAM”) evaluates daily the difference between each Fund’s net asset value (“NAV”) per share using the amortized costs of its portfolio securities and the Fund’s NAV per share using market-based values of its portfolio securities. The market-based value of a portfolio security is determined, where readily available, on the basis of market quotations provided by pricing services or securities dealers, or, where accurate market quotations are not readily available, on the basis of the security’s fair value as determined in accordance with Valuation Procedures approved by the Trustees. The pricing services may use valuation models or matrix pricing, which may consider (among other things): (i) yield or price with respect to debt securities that are considered comparable in characteristics such as rating, interest rate and maturity date or (ii) quotations from securities dealers to determine current value.

Investments and Fair Value Measurements — The fair value of a financial instrument is the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e., the exit price). Accounting principles generally accepted in the United States of America (“GAAP”) establishes a fair value hierarchy that prioritizes the inputs to valuation techniques used to measure fair value. The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). The levels used for classifying investments are not necessarily an indication of the risk associated with investing in these investments. The three levels of the fair value hierarchy are described below:

Level 1 — Unadjusted quoted prices in active markets that are accessible at the measurement date for identical, unrestricted assets or liabilities;

Level 2 — Quoted prices in markets that are not active or financial instruments for which significant inputs are observable (including, but not limited to, quoted prices for similar investments, interest rates, foreign exchange rates, volatility and credit spreads), either directly or indirectly;

Level 3 — Prices or valuations that require significant unobservable inputs (including GSAM’s assumptions in determining fair value measurement).

The Trustees have approved Valuation Procedures that govern the valuation of the portfolio investments held by the Funds, including investments for which market quotations are not readily available. The Trustees have delegated to GSAM day-to-day responsibility for implementing and maintaining internal controls and procedures related to the valuation (including both the amortized cost and market-based methods of valuation) of the Funds’ portfolio investments. To assess the continuing appropriateness of pricing sources and methodologies related to the market-based method of valuation, GSAM regularly performs price verification procedures and issues challenges as necessary to third party pricing vendors or brokers, and any differences are reviewed in accordance with the Valuation Procedures.

As of May 31, 2017, all investments are classified as Level 2 of the fair value hierarchy. Please refer to the Schedules of Investments for further detail.

Forward Commitments — A forward commitment involves entering into a contract to purchase or sell securities, typically on an extended settlement basis, for a fixed price at a future date. The purchase of securities on a forward commitment basis involves a risk of loss if the value of the security to be purchased declines before the settlement date. Conversely, the sale of securities on a forward commitment basis involves the risk that the value of the securities sold may increase before the settlement date. Although a Fund will generally purchase securities on a forward commitment basis with the intention of acquiring the securities for its portfolio, the Fund may dispose of forward commitments prior to settlement which may result in a realized gain or loss.

GOLDMAN SACHS FUNDS — INVESTOR FUNDS

Schedule of Investments (continued)

May 31, 2017 (Unaudited)

NOTES TO THE SCHEDULE OF INVESTMENTS (continued)

Repurchase Agreements — Repurchase agreements involve the purchase of securities subject to the seller’s agreement to repurchase the securities at a mutually agreed upon date and price, under the terms of a Master Repurchase Agreement (“MRA”). During the term of a repurchase agreement, the value of the underlying securities held as collateral on behalf of a Fund, including accrued interest, is required to exceed the value of the repurchase agreement, including accrued interest. The underlying securities for all repurchase agreements are held at the Funds’ custodian or designated sub-custodians under tri-party repurchase agreements.

An MRA governs transactions between a Fund and select counterparties. An MRA contains provisions for, among other things, initiation of the transaction, income payments, events of default and maintenance of securities for repurchase agreements. An MRA also permits offsetting with collateral to create one single net payment in the event of default or similar events, including the bankruptcy or insolvency of a counterparty.

If the seller defaults, a Fund could suffer a loss to the extent that the proceeds from the sale of the underlying securities and other collateral held by the Fund are less than the repurchase price and the Fund’s costs associated with delay and enforcement of the repurchase agreement. In addition, in the event of default or insolvency of the seller, a court could determine that a Fund’s interest in the collateral is not enforceable, resulting in additional losses to the Fund.

Pursuant to exemptive relief granted by the Securities and Exchange Commission (“SEC”) and terms and conditions contained therein, the Funds, together with other funds of the Trust and registered investment companies having management agreements with GSAM or its affiliates, may transfer uninvested cash into joint accounts, the daily aggregate balance of which is invested in one or more repurchase agreements. Under these joint accounts, the Funds maintain pro-rata credit exposure to the underlying repurchase agreements’ counterparties. With the exception of certain transaction fees, the Funds are not subject to any expenses in relation to these investments.

The Funds’ risks include, but are not limited to, the following:

Large Shareholder Transactions Risk — A Fund may experience adverse effects when certain large shareholders, such as financial intermediaries (who may make investment decisions on behalf of underlying clients) and individuals, purchase or redeem large amounts of shares of a Fund. Such large shareholder redemptions may cause the Fund to sell portfolio securities at times when it would not otherwise do so, which may negatively impact a Fund’s NAV and liquidity. Similarly, large Fund share purchases may adversely affect a Fund’s performance to the extent that the Fund is delayed in investing new cash and is required to maintain a larger cash position than it ordinarily would. These transactions may also accelerate the realization of taxable income to shareholders if such sales of investments resulted in gains, and may also increase transaction costs. In addition, a large redemption could result in a Fund’s current expenses being allocated over a smaller asset base, leading to an increase in the Fund’s expense ratio.

Interest Rate Risk — When interest rates increase, a Fund’s yield will tend to be lower than prevailing market rates, and the market value of its securities or instruments may also be adversely affected. A low interest rate environment poses additional risks to a Fund, because low yields on the Fund’s portfolio holdings may have an adverse impact on the Fund’s ability to provide a positive yield to its shareholders, pay expenses out of Fund assets, or, at times, maintain a stable $1.00 share price. The risks associated with increasing interest rates are heightened given that interest rates are near historic lows, but may be expected to increase in the future with unpredictable effects on the markets and a Fund’s investments. Fluctuations in interest rates may also affect the liquidity of fixed income securities and instruments held by the Funds.

Market and Credit Risks — In the normal course of business, the Funds trade financial instruments and enter into financial transactions where risk of potential loss exists due to changes in the market (market risk). Additionally, a Fund may also be exposed to credit risk in the event that an issuer or guarantor fails to perform or that an institution or entity with which a Fund has unsettled or open transactions defaults.

GOLDMAN SACHS FUNDS — INVESTOR FUNDS

Schedule of Investments (continued)

May 31, 2017 (Unaudited)

NOTES TO THE SCHEDULE OF INVESTMENTS (continued)

Geographic and Sector Risk — The Investor Tax-Exempt Money Market Fund may invest a significant portion of its total assets in certain issuers within the same state, geographic region or economic sector, which may subject the value of the Fund’s investments to risks associated with an adverse economic, business, political or environmental development affecting that state, region or sector.

Tax Information — At May 31, 2017, the aggregate cost for each Fund stated in the accompanying Schedule of Investments also approximates the aggregate cost for U.S. federal income tax purposes.

GOLDMAN SACHS CAPITAL GROWTH FUND

Schedule of Investments

May 31, 2017 (Unaudited)

Shares	Description	Value
Common Stocks – 99.1%
Aerospace & Defense – 2.6%
30,903	General Dynamics Corp.	$ 6,281,035
14,324	Northrop Grumman Corp.	3,713,067
73,267	The Boeing Co.	13,747,087

		23,741,189

Air Freight & Logistics – 0.6%
26,996	FedEx Corp.	5,232,905

Auto Components – 0.6%
47,019	BorgWarner, Inc.	1,998,778
38,749	Delphi Automotive PLC	3,408,749

		5,407,527

Banks – 0.8%
23,793	First Republic Bank	2,191,336
103,925	SunTrust Banks, Inc.	5,546,477

		7,737,813

Beverages – 2.6%
78,119	Brown-Forman Corp. Class B	4,058,282
95,923	Molson Coors Brewing Co. Class B	9,092,541
133,807	Monster Beverage Corp.*	6,765,282
89,987	The Coca-Cola Co.	4,091,709

		24,007,814

Biotechnology – 3.6%
61,746	Alkermes PLC*	3,566,449
66,981	Amgen, Inc.	10,398,130
27,835	Gilead Sciences, Inc.	1,806,213
57,714	Incyte Corp.*	7,464,152
80,240	Vertex Pharmaceuticals, Inc.*	9,917,664

		33,152,608

Building Products – 0.8%
114,814	Fortune Brands Home & Security, Inc.	7,244,763

Capital Markets – 2.8%
31,970	Affiliated Managers Group, Inc.	4,918,585
100,860	Intercontinental Exchange, Inc.	6,070,763
68,744	Lazard Ltd. Class A	3,059,108
68,422	Northern Trust Corp.	5,982,820
35,472	S&P Global, Inc.	5,065,756

		25,097,032

Chemicals – 2.6%
58,423	Ashland Global Holdings, Inc.	3,887,467
61,444	RPM International, Inc.	3,332,108
30,873	The Sherwin-Williams Co.	10,242,735
260,227	Valvoline, Inc.	5,821,286

		23,283,596

Shares	Description	Value
Common Stocks – (continued)
Communications Equipment – 0.6%
180,261	Cisco Systems, Inc.	$ 5,683,629

Consumer Finance* – 0.2%
194,256	SLM Corp.	2,018,320

Containers & Packaging – 0.7%
72,623	Avery Dennison Corp.	6,119,214

Electrical Equipment* – 0.5%
103,426	Sensata Technologies Holding NV	4,181,513

Electronic Equipment, Instruments & Components – 0.8%
99,042	Amphenol Corp. Class A	7,388,533

Energy Equipment & Services – 0.3%
36,032	Schlumberger Ltd.	2,507,467

Equity Real Estate Investment Trusts (REITs) – 2.1%
84,698	American Tower Corp.	11,111,531
18,999	Equinix, Inc.	8,378,749

		19,490,280

Food & Staples Retailing – 2.5%
77,960	Costco Wholesale Corp.	14,066,323
86,521	Walgreens Boots Alliance, Inc.	7,009,931
56,354	Whole Foods Market, Inc.	1,971,827

		23,048,081

Food Products – 1.1%
114,424	Blue Buffalo Pet Products, Inc.*	2,687,820
75,911	Snyder’s-Lance, Inc.	2,789,729
13,392	The Hershey Co.	1,543,696
14,493	The Kraft Heinz Co.	1,336,255
20,881	TreeHouse Foods, Inc.*	1,611,595

		9,969,095

Health Care Equipment & Supplies – 3.5%
298,806	Boston Scientific Corp.*	8,076,726
17,637	C.R. Bard, Inc.	5,422,143
48,224	Danaher Corp.	4,096,147
93,875	Edwards Lifesciences Corp.*	10,802,196
1,957	Intuitive Surgical, Inc.*	1,790,029
21,698	Nevro Corp.*	1,493,473

		31,680,714

Health Care Providers & Services – 2.5%
41,401	Aetna, Inc.	5,997,349
15,700	AmerisourceBergen Corp.	1,440,789
80,051	UnitedHealth Group, Inc.	14,023,334
18,992	VCA, Inc.*	1,749,733

		23,211,205

Hotels, Restaurants & Leisure – 3.2%
12,577	Chipotle Mexican Grill, Inc.*	6,003,631
23,697	Hilton Worldwide Holdings, Inc.	1,575,140

GOLDMAN SACHS CAPITAL GROWTH FUND

Schedule of Investments (continued)

May 31, 2017 (Unaudited)

Shares	Description	Value
Common Stocks – (continued)
Hotels, Restaurants & Leisure – (continued)
111,123	McDonald’s Corp.	$ 16,767,349
16,272	Panera Bread Co. Class A*	5,117,381

		29,463,501

Household Durables – 0.9%
149,434	Newell Brands, Inc.	7,912,530

Household Products – 0.2%
18,997	Colgate-Palmolive Co.	1,450,611

Industrial Conglomerates – 3.1%
23,605	3M Co.	4,826,514
144,596	Honeywell International, Inc.	19,229,822
19,689	Roper Technologies, Inc.	4,473,341

		28,529,677

Internet & Direct Marketing Retail – 5.9%
31,726	Amazon.com, Inc.*	31,555,314
15,312	Expedia, Inc.	2,201,559
61,332	Netflix, Inc.*	10,001,409
5,349	The Priceline Group, Inc.*	10,040,555

		53,798,837

Internet Software & Services* – 8.3%
22,498	Alphabet, Inc. Class A	22,207,551
22,977	Alphabet, Inc. Class C	22,169,588
78,388	eBay, Inc.	2,688,709
192,113	Facebook, Inc. Class A	29,097,435

		76,163,283

IT Services – 5.7%
109,596	Black Knight Financial Services, Inc. Class A*	4,367,401
37,617	Cognizant Technology Solutions Corp. Class A	2,516,953
28,529	Fiserv, Inc.*	3,574,113
9,868	FleetCor Technologies, Inc.*	1,423,854
45,684	Global Payments, Inc.	4,185,111
9,948	International Business Machines Corp.	1,518,363
224,818	MasterCard, Inc. Class A	27,625,636
93,965	PayPal Holdings, Inc.*	4,905,913
36,339	Total System Services, Inc.	2,163,987

		52,281,331

Life Sciences Tools & Services – 2.1%
118,503	Agilent Technologies, Inc.	7,150,471
31,893	Illumina, Inc.*	5,656,542
10,128	Mettler-Toledo International, Inc.*	5,902,700

		18,709,713

Machinery – 1.5%
9,272	Fortive Corp.	579,036
43,993	The Middleby Corp.*	5,646,942
12,300	WABCO Holdings, Inc.*	1,498,386

Shares	Description	Value
Common Stocks – (continued)
Machinery – (continued)
116,506	Xylem, Inc.	$ 6,074,623

		13,798,987

Media – 4.7%
534,378	Comcast Corp. Class A	22,278,219
191,555	The Walt Disney Co.	20,676,447

		42,954,666

Oil, Gas & Consumable Fuels* – 0.2%
14,136	Concho Resources, Inc.	1,792,162

Personal Products – 0.4%
40,912	The Estee Lauder Cos., Inc. Class A	3,851,456

Pharmaceuticals – 3.9%
43,819	Allergan PLC	9,804,501
225,316	Eli Lilly & Co.	17,928,394
119,092	Zoetis, Inc.	7,417,050

		35,149,945

Road & Rail – 0.7%
117,372	CSX Corp.	6,358,041

Semiconductors & Semiconductor Equipment – 2.3%
92,345	Applied Materials, Inc.	4,236,789
45,650	NXP Semiconductors NV*	5,016,935
32,556	Qorvo, Inc.*	2,537,740
102,425	Texas Instruments, Inc.	8,449,038
13,117	Xilinx, Inc.	875,035

		21,115,537

Software – 9.1%
54,807	Activision Blizzard, Inc.	3,210,594
32,137	Adobe Systems, Inc.*	4,558,955
38,626	Autodesk, Inc.*	4,317,228
27,037	Electronic Arts, Inc.*	3,064,103
35,522	Intuit, Inc.	4,995,814
450,473	Microsoft Corp.	31,461,034
52,406	Mobileye NV*	3,243,932
307,669	Oracle Corp.	13,965,096
41,749	salesforce.com, Inc.*	3,742,381
46,503	ServiceNow, Inc.*	4,866,539
13,877	Snap, Inc. Class A*	294,331
61,842	Splunk, Inc.*	3,787,204
8,733	Tyler Technologies, Inc.*	1,492,295

		82,999,506

Specialty Retail – 4.5%
27,445	Advance Auto Parts, Inc.	3,667,475
24,012	O’Reilly Automotive, Inc.*	5,812,825
113,513	Ross Stores, Inc.	7,255,751
87,877	The Home Depot, Inc.	13,489,998
34,620	Ulta Salon, Cosmetics & Fragrance, Inc.*	10,553,561

		40,779,610

GOLDMAN SACHS CAPITAL GROWTH FUND

Schedule of Investments (continued)

May 31, 2017 (Unaudited)

Shares	Description	Value
Common Stocks – (continued)
Technology Hardware, Storage & Peripherals – 7.0%
415,953	Apple, Inc.	$ 63,540,980

Textiles, Apparel & Luxury Goods – 1.1%
143,276	NIKE, Inc. Class B	7,592,195
22,120	PVH Corp.	2,343,614

		9,935,809

Tobacco – 2.5%
186,398	Altria Group, Inc.	14,061,865
74,928	Philip Morris International, Inc.	8,976,375

		23,038,240

TOTAL COMMON STOCKS (Cost $567,014,563)		$903,827,720

Shares	Distribution Rate	Value
Investment Companies(a)(b) – 0.6%
Goldman Sachs Financial Square Government Fund - Institutional Shares
5,777,798	0.678%	$ 5,777,798
(Cost $5,777,798)

TOTAL INVESTMENTS – 99.7% (Cost $572,792,361)		$909,605,518

OTHER ASSETS IN EXCESS OF LIABILITIES – 0.3%		2,388,691

NET ASSETS – 100.0%		$911,994,209

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.

*	Non-income producing security.

(a)	Represents an Affiliated fund.

(b)	Variable rate security. Interest rate or distribution rate disclosed is that which is in effect on May 31, 2017.

Investment Abbreviation:
PLC	— Public Limited Company

For information on the mutual funds, please call our toll free Shareholder Services Line at 1-800-526-7384 or visit us on the web at www.GSAMFUNDS.com.

GOLDMAN SACHS CAPITAL GROWTH FUND

Schedule of Investments (continued)

May 31, 2017 (Unaudited)

ADDITIONAL INVESTMENT INFORMATION

TAX INFORMATION — At May 31, 2017, the Fund’s aggregate security unrealized gains and losses based on cost for U.S. federal income tax purposes were as follows:

Tax Cost	$575,013,122

Gross unrealized gain	341,668,291
Gross unrealized loss	(7,075,895)

Net unrealized security gain	$334,592,396

Additional information regarding the Fund is available in the Fund’s most recent Annual and Semi-Annual Reports to Shareholders. This information is available on the Securities and Exchange Commission’s website (www.sec.gov).

GOLDMAN SACHS CONCENTRATED GROWTH FUND

Schedule of Investments

May 31, 2017 (Unaudited)

Shares	Description	Value
Common Stocks – 98.6%
Banks – 1.3%
33,969	SunTrust Banks, Inc.	$ 1,812,926

Beverages – 2.7%
16,877	Molson Coors Brewing Co. Class B	1,599,771
42,320	Monster Beverage Corp.*	2,139,699

		3,739,470

Biotechnology – 4.3%
15,205	Amgen, Inc.	2,360,424
13,588	Incyte Corp.*	1,757,336
14,032	Vertex Pharmaceuticals, Inc.*	1,734,355

		5,852,115

Capital Markets – 4.9%
56,008	Intercontinental Exchange, Inc.	3,371,121
37,133	Northern Trust Corp.	3,246,910

		6,618,031

Chemicals – 1.4%
5,649	The Sherwin-Williams Co.	1,874,169

Energy Equipment & Services – 1.1%
20,631	Schlumberger Ltd.	1,435,711

Equity Real Estate Investment Trusts (REITs) – 5.0%
27,522	American Tower Corp.	3,610,611
7,120	Equinix, Inc.	3,139,991

		6,750,602

Food & Staples Retailing – 4.5%
24,365	Costco Wholesale Corp.	4,396,177
22,089	Walgreens Boots Alliance, Inc.	1,789,651

		6,185,828

Food Products – 1.4%
20,146	The Kraft Heinz Co.	1,857,461

Health Care Equipment & Supplies – 5.0%
65,390	Boston Scientific Corp.*	1,767,492
33,039	Danaher Corp.	2,806,332
19,257	Edwards Lifesciences Corp.*	2,215,903

		6,789,727

Hotels, Restaurants & Leisure – 3.1%
4,969	Chipotle Mexican Grill, Inc.*	2,371,952
12,505	McDonald’s Corp.	1,886,880

		4,258,832

Industrial Conglomerates – 4.1%
24,538	Honeywell International, Inc.	3,263,309
10,188	Roper Technologies, Inc.	2,314,713

		5,578,022

Shares	Description	Value
Common Stocks – (continued)
Internet & Direct Marketing Retail* – 5.8%
6,732	Amazon.com, Inc.	$ 6,695,782
625	The Priceline Group, Inc.	1,173,181

		7,868,963

Internet Software & Services* – 11.3%
6,038	Alphabet, Inc. Class A	5,960,049
2,853	Alphabet, Inc. Class C	2,752,746
44,267	Facebook, Inc. Class A	6,704,680

		15,417,475

IT Services – 3.2%
35,835	MasterCard, Inc. Class A	4,403,405

Machinery – 4.4%
23,629	Fortive Corp.	1,475,631
16,502	The Middleby Corp.*	2,118,197
45,329	Xylem, Inc.	2,363,454

		5,957,282

Media – 6.3%
113,959	Comcast Corp. Class A	4,750,951
36,044	The Walt Disney Co.	3,890,589

		8,641,540

Pharmaceuticals – 2.5%
42,018	Eli Lilly & Co.	3,343,372

Road & Rail – 1.7%
43,837	CSX Corp.	2,374,650

Semiconductors & Semiconductor Equipment – 1.4%
23,428	Texas Instruments, Inc.	1,932,576

Software – 11.4%
17,925	Electronic Arts, Inc.*	2,031,440
18,834	Intuit, Inc.	2,648,814
90,615	Microsoft Corp.	6,328,552
57,250	Oracle Corp.	2,598,577
22,047	salesforce.com, Inc.*	1,976,293

		15,583,676

Specialty Retail – 2.0%
41,637	Ross Stores, Inc.	2,661,437

Technology Hardware, Storage & Peripherals – 7.6%
67,693	Apple, Inc.	10,340,783

Textiles, Apparel & Luxury Goods – 2.2%
55,529	NIKE, Inc. Class B	2,942,482

TOTAL COMMON STOCKS (Cost $87,856,184)		$134,220,535

GOLDMAN SACHS CONCENTRATED GROWTH FUND

Schedule of Investments (continued)

May 31, 2017 (Unaudited)

Shares	Distribution Rate	Value
Investment Companies(a)(b) – 0.0%
Goldman Sachs Financial Square Government Fund - Institutional Shares
101	0.678%	$ 101
(Cost $101)

TOTAL INVESTMENTS – 98.6% (Cost $87,856,285)		$134,220,636

OTHER ASSETS IN EXCESS OF LIABILITIES – 1.4%		1,924,380

NET ASSETS – 100.0%		$136,145,016

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.

*	Non-income producing security.

(a)	Represents an Affiliated fund.

(b)	Variable rate security. Interest rate or distribution rate disclosed is that which is in effect on May 31, 2017.

For information on the mutual funds, please call our toll free Shareholder Services Line at 1-800-526- 7384 or visit us on the web at www.GSAMFUNDS.com.

GOLDMAN SACHS CONCENTRATED GROWTH FUND

Schedule of Investments (continued)

May 31, 2017 (Unaudited)

ADDITIONAL INVESTMENT INFORMATION

TAX INFORMATION — At May 31, 2017, the Fund’s aggregate security unrealized gains and losses based on cost for U.S. federal income tax purposes were as follows:

Tax Cost	$88,345,042

Gross unrealized gain	47,103,821
Gross unrealized loss	(1,228,227)

Net unrealized security gain	$45,875,594

Additional information regarding the Fund is available in the Fund’s most recent Annual and Semi-Annual Reports to Shareholders. This information is available on the Securities and Exchange Commission’s website (www.sec.gov).

GOLDMAN SACHS DYNAMIC U.S. EQUITY FUND

Schedule of Investments

May 31, 2017 (Unaudited)

Shares	Description	Value
Common Stocks – 97.2%
Airlines* – 1.5%
4,622	JetBlue Airways Corp.	$ 103,625

Banks – 9.9%
11,738	Bank of America Corp.	263,049
1,693	JPMorgan Chase & Co.	139,080
5,961	Wells Fargo & Co.	304,845

		706,974

Beverages – 1.7%
1,297	Molson Coors Brewing Co. Class B	122,943

Biotechnology* – 1.1%
611	Incyte Corp.	79,021

Capital Markets – 4.6%
3,335	Intercontinental Exchange, Inc.	200,734
3,095	Morgan Stanley	129,185

		329,919

Chemicals – 2.4%
1,404	E.I. du Pont de Nemours & Co.	110,804
189	The Sherwin-Williams Co.	62,704

		173,508

Communications Equipment – 0.9%
2,089	Cisco Systems, Inc.	65,866

Electrical Equipment – 1.3%
1,540	Emerson Electric Co.	91,045

Equity Real Estate Investment Trusts (REITs) – 4.7%
1,182	American Tower Corp.	155,067
409	Equinix, Inc.	180,373

		335,440

Food & Staples Retailing – 7.8%
1,140	Costco Wholesale Corp.	205,690
1,693	Walgreens Boots Alliance, Inc.	137,167
6,018	Whole Foods Market, Inc.	210,570

		553,427

Health Care Equipment & Supplies – 4.4%
1,805	Danaher Corp.	153,317
1,379	Edwards Lifesciences Corp.*	158,681

		311,998

Hotels, Restaurants & Leisure* – 1.7%
252	Chipotle Mexican Grill, Inc.	120,292

Industrial Conglomerates – 2.7%
7,041	General Electric Co.	192,782

Shares	Description	Value
Common Stocks – (continued)
Insurance – 3.0%
1,737	American International Group, Inc.	$ 110,525
2,062	MetLife, Inc.	104,317

		214,842

Internet & Direct Marketing Retail* – 6.4%
334	Amazon.com, Inc.	332,203
67	The Priceline Group, Inc.	125,765

		457,968

Internet Software & Services* – 8.5%
256	Alphabet, Inc. Class A	252,695
103	Alphabet, Inc. Class C	99,381
1,664	Facebook, Inc. Class A	252,029

		604,105

IT Services – 4.5%
2,590	MasterCard, Inc. Class A	318,259

Machinery – 1.6%
2,157	Xylem, Inc.	112,466

Media – 4.5%
1,693	The Walt Disney Co.	182,742
4,035	Viacom, Inc. Class B	140,378

		323,120

Oil, Gas & Consumable Fuels – 5.9%
250	Concho Resources, Inc.*	31,695
2,111	ConocoPhillips	94,341
2,602	Exxon Mobil Corp.	209,461
14,001	Southwestern Energy Co.*	84,846

		420,343

Pharmaceuticals – 4.5%
1,509	Eli Lilly & Co.	120,071
6,178	Pfizer, Inc.	201,712

		321,783

Road & Rail – 2.2%
588	Kansas City Southern	55,978
897	Union Pacific Corp.	98,939

		154,917

Software – 1.2%
1,804	Oracle Corp.	81,883

Specialty Retail – 1.1%
1,159	Ross Stores, Inc.	74,083

Technology Hardware, Storage & Peripherals – 5.6%
2,626	Apple, Inc.	401,148

Textiles, Apparel & Luxury Goods – 3.5%
3,230	NIKE, Inc. Class B	171,158

GOLDMAN SACHS DYNAMIC U.S. EQUITY FUND

Schedule of Investments (continued)

May 31, 2017 (Unaudited)

Shares	Description	Value
Common Stocks – (continued)
Textiles, Apparel & Luxury Goods – (continued)
762	PVH Corp.	$ 80,734

		251,892

TOTAL COMMON STOCKS (Cost $5,162,765)		$6,923,649

Shares	Distribution Rate	Value
Investment Companies(a)(b) – 1.9%
Goldman Sachs Financial Square Government Fund - Institutional Shares
132,706	0.678%	$ 132,706
(Cost $132,706)

TOTAL INVESTMENTS – 99.1% (Cost $5,295,471)		$7,056,355

OTHER ASSETS IN EXCESS OF LIABILITIES – 0.9%		64,460

NET ASSETS – 100.0%		$7,120,815

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.

*	Non-income producing security.

(a)	Represents an Affiliated fund.

(b)	Variable rate security. Interest rate or distribution rate disclosed is that which is in effect on May 31, 2017.

For information on the mutual funds, please call our toll free Shareholder Services Line at 1-800-526-7384 or visit us on the web at www.GSAMFUNDS.com.

GOLDMAN SACHS DYNAMIC U.S. EQUITY FUND

Schedule of Investments (continued)

May 31, 2017 (Unaudited)

ADDITIONAL INVESTMENT INFORMATION

TAX INFORMATION — At May 31, 2017, the Fund’s aggregate security unrealized gains and losses based on cost for U.S. federal income tax purposes were as follows:

Tax Cost	$5,335,900

Gross unrealized gain	1,933,451
Gross unrealized loss	(212,996)

Net unrealized security gain	$1,720,455

Additional information regarding the Fund is available in the Fund’s most recent Annual and Semi-Annual Reports to Shareholders. This information is available on the Securities and Exchange Commission’s website (www.sec.gov).

GOLDMAN SACHS FLEXIBLE CAP GROWTH FUND

Schedule of Investments

May 31, 2017 (Unaudited)

Shares	Description	Value
Common Stocks – 97.2%
Aerospace & Defense – 0.4%
310	Northrop Grumman Corp.	$ 80,358

Banks – 1.9%
2,282	Eagle Bancorp, Inc.*	130,188
4,091	SunTrust Banks, Inc.	218,337

		348,525

Beverages – 1.8%
1,577	Molson Coors Brewing Co. Class B	149,484
3,522	Monster Beverage Corp.*	178,072

		327,556

Biotechnology – 4.2%
4,571	ACADIA Pharmaceuticals, Inc.*(a)	117,520
1,288	Alkermes PLC*	74,395
1,377	Amgen, Inc.	213,766
1,342	Incyte Corp.*	173,561
1,505	Vertex Pharmaceuticals, Inc.*	186,018

		765,260

Building Products – 0.5%
1,296	Fortune Brands Home & Security, Inc.	81,778

Capital Markets – 3.3%
2,751	Intercontinental Exchange, Inc.	165,582
3,800	Lazard Ltd. Class A	169,100
3,113	Northern Trust Corp.	272,201

		606,883

Chemicals – 2.2%
1,303	Ashland Global Holdings, Inc.	86,702
565	The Sherwin-Williams Co.	187,450
5,996	Valvoline, Inc.	134,130

		408,282

Commercial Services & Supplies – 0.4%
1,544	Healthcare Services Group, Inc.	73,911

Communications Equipment – 0.5%
2,798	Cisco Systems, Inc.	88,221

Electrical Equipment – 1.5%
337	Rockwell Automation, Inc.	53,489
5,559	Sensata Technologies Holding NV*	224,750

		278,239

Electronic Equipment, Instruments & Components – 1.2%
2,936	Amphenol Corp. Class A	219,026

Energy Equipment & Services – 1.0%
2,509	Schlumberger Ltd.	174,601

Shares	Description	Value
Common Stocks – (continued)
Equity Real Estate Investment Trusts (REITs) – 3.9%
1,868	American Tower Corp.	$ 245,063
580	Equinix, Inc.	255,786
1,487	SBA Communications Corp.*	205,473

		706,322

Food & Staples Retailing – 2.8%
1,741	Costco Wholesale Corp.	314,129
1,956	Walgreens Boots Alliance, Inc.	158,475
1,245	Whole Foods Market, Inc.	43,562

		516,166

Health Care Equipment & Supplies – 4.4%
5,597	Boston Scientific Corp.*	151,287
286	C.R. Bard, Inc.	87,925
1,618	Danaher Corp.	137,433
2,213	Edwards Lifesciences Corp.*	254,650
2,483	Nevro Corp.*	170,905

		802,200

Health Care Providers & Services – 1.3%
1,243	Acadia Healthcare Co., Inc.*(a)	51,386
1,228	Aetna, Inc.	177,888

		229,274

Hotels, Restaurants & Leisure – 2.2%
240	Chipotle Mexican Grill, Inc.*	114,564
1,883	McDonald’s Corp.	284,126

		398,690

Household Durables – 1.1%
3,817	Newell Brands, Inc.	202,110

Household Products – 0.5%
1,163	Colgate-Palmolive Co.	88,807

Industrial Conglomerates – 4.8%
1,374	3M Co.	280,942
2,817	Honeywell International, Inc.	374,633
996	Roper Technologies, Inc.	226,291

		881,866

Internet & Direct Marketing Retail* – 4.8%
696	Amazon.com, Inc.	692,255
96	The Priceline Group, Inc.	180,201

		872,456

Internet Software & Services* – 9.2%
531	Alphabet, Inc. Class A	524,145
475	Alphabet, Inc. Class C	458,308
4,549	Facebook, Inc. Class A	688,992

		1,671,445

IT Services – 4.4%
3,267	Black Knight Financial Services, Inc. Class A*(a)	130,190

GOLDMAN SACHS FLEXIBLE CAP GROWTH FUND

Schedule of Investments (continued)

May 31, 2017 (Unaudited)

Shares	Description	Value
Common Stocks – (continued)
IT Services – (continued)
732	Fiserv, Inc.*	$ 91,705
899	Global Payments, Inc.	82,357
3,301	MasterCard, Inc. Class A	405,627
1,545	Total System Services, Inc.	92,005

		801,884

Life Sciences Tools & Services – 2.5%
3,283	Agilent Technologies, Inc.	198,096
705	Illumina, Inc.*	125,039
232	Mettler-Toledo International, Inc.*	135,212

		458,347

Machinery – 3.7%
2,007	Fortive Corp.	125,337
796	IDEX Corp.	86,342
1,323	The Middleby Corp.*	169,821
5,443	Xylem, Inc.	283,798

		665,298

Media – 3.8%
8,811	Comcast Corp. Class A	367,330
3,019	The Walt Disney Co.	325,871

		693,201

Oil, Gas & Consumable Fuels* – 0.4%
601	Concho Resources, Inc.	76,195

Personal Products – 0.5%
1,019	The Estee Lauder Cos., Inc. Class A	95,929

Pharmaceuticals – 3.6%
942	Allergan PLC	210,773
3,516	Eli Lilly & Co.	279,768
2,800	Zoetis, Inc.	174,384

		664,925

Road & Rail – 0.7%
2,241	CSX Corp.	121,395

Semiconductors & Semiconductor Equipment – 1.8%
736	Qorvo, Inc.*	57,371
2,060	Texas Instruments, Inc.	169,929
1,388	Xilinx, Inc.	92,594

		319,894

Software – 9.3%
1,053	Adobe Systems, Inc.*	149,379
1,544	Electronic Arts, Inc.*	174,981
1,246	Intuit, Inc.	175,237
7,044	Microsoft Corp.	491,953
5,649	Oracle Corp.	256,408
1,713	Red Hat, Inc.*	153,433
2,203	salesforce.com, Inc.*	197,477
2,051	Snap, Inc. Class A*(a)	43,502
837	Splunk, Inc.*	51,258

		1,693,628

Shares	Description	Value
Common Stocks – (continued)
Specialty Retail – 3.1%
607	Burlington Stores, Inc.*	$ 59,395
3,003	Ross Stores, Inc.	191,952
954	The Home Depot, Inc.	146,448
563	Ulta Salon, Cosmetics & Fragrance, Inc.*	171,625

		569,420

Technology Hardware, Storage & Peripherals – 6.8%
8,169	Apple, Inc.	1,247,896

Textiles, Apparel & Luxury Goods – 1.3%
4,426	NIKE, Inc. Class B	234,534

Tobacco – 1.4%
1,663	Altria Group, Inc.	125,457
1,057	Philip Morris International, Inc.	126,628

		252,085

TOTAL COMMON STOCKS (Cost $11,691,327)		$17,716,607

Shares	Distribution Rate	Value
Investment Companies(b)(c) – 1.9%
Goldman Sachs Financial Square Government Fund - Institutional Shares
356,284	0.678%	$ 356,284
(Cost $356,284)

TOTAL INVESTMENTS BEFORE SECURITIES LENDING REINVESTMENT VEHICLE (Cost $12,047,611)		$18,072,891

Securities Lending Reinvestment Vehicle(b)(c) – 1.9%
Goldman Sachs Financial Square Government Fund - Institutional Shares
338,185	0.678%	$ 338,185
(Cost $338,185)

TOTAL INVESTMENTS – 101.0% (Cost $12,385,796)		$18,411,076

LIABILITIES IN EXCESS OF OTHER ASSETS – (1.0)%		(185,779)

NET ASSETS – 100.0%		$18,225,297

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.

*	Non-income producing security.

(a)	All or a portion of security is on loan.

(b)	Represents an Affiliated fund.

(c)	Variable rate security. Interest rate or distribution rate disclosed is that which is in effect on May 31, 2017.

Investment Abbreviation:
PLC	— Public Limited Company

For information on the mutual funds, please call our toll free Shareholder Services Line at 1-800-526-7384 or visit us on the web at www.GSAMFUNDS.com.

GOLDMAN SACHS FLEXIBLE CAP GROWTH FUND

Schedule of Investments (continued)

May 31, 2017 (Unaudited)

ADDITIONAL INVESTMENT INFORMATION

TAX INFORMATION — At May 31, 2017, the Fund’s aggregate security unrealized gains and losses based on cost for U.S. federal income tax purposes were as follows:

Tax Cost	$12,443,978

Gross unrealized gain	6,194,746
Gross unrealized loss	(227,648)

Net unrealized security gain	$5,967,098

Additional information regarding the Fund is available in the Fund’s most recent Annual and Semi-Annual Reports to Shareholders. This information is available on the Securities and Exchange Commission’s website (www.sec.gov).

GOLDMAN SACHS FOCUSED GROWTH FUND

Schedule of Investments

May 31, 2017 (Unaudited)

Shares	Description	Value
Common Stocks – 96.9%
Banks – 2.3%
7,354	SunTrust Banks, Inc.	$ 392,483

Beverages – 2.4%
4,392	Molson Coors Brewing Co. Class B	416,318

Biotechnology* – 2.6%
3,471	Incyte Corp.	448,904

Capital Markets – 9.0%
13,387	Intercontinental Exchange, Inc.	805,763
8,411	Northern Trust Corp.	735,458

		1,541,221

Energy Equipment & Services – 1.9%
4,614	Schlumberger Ltd.	321,088

Equity Real Estate Investment Trusts (REITs) – 5.4%
2,877	American Tower Corp.	377,434
1,224	Equinix, Inc.	539,796

		917,230

Food & Staples Retailing – 5.8%
5,525	Costco Wholesale Corp.	996,876

Health Care Equipment & Supplies – 8.2%
8,180	Danaher Corp.	694,809
6,146	Edwards Lifesciences Corp.*	707,220

		1,402,029

Internet & Direct Marketing Retail* – 5.9%
1,012	Amazon.com, Inc.	1,006,555

Internet Software & Services* – 11.9%
1,095	Alphabet, Inc. Class A	1,080,863
6,236	Facebook, Inc. Class A	944,505

		2,025,368

IT Services – 6.4%
8,857	MasterCard, Inc. Class A	1,088,348

Machinery – 3.4%
10,992	Xylem, Inc.	573,123

Media – 5.1%
21,027	Comcast Corp. Class A	876,616

Pharmaceuticals – 3.0%
6,413	Eli Lilly & Co.	510,282

Road & Rail – 4.1%
12,799	CSX Corp.	693,322

Software – 3.8%
14,284	Oracle Corp.	648,351

Specialty Retail – 4.0%
10,813	Ross Stores, Inc.	691,167

Shares	Description	Value
Common Stocks – (continued)
Technology Hardware, Storage & Peripherals – 8.0%
8,922	Apple, Inc.	$ 1,362,925

Textiles, Apparel & Luxury Goods – 3.7%
12,034	NIKE, Inc. Class B	637,682

TOTAL COMMON STOCKS (Cost $11,983,465)		$16,549,888

Shares	Distribution Rate	Value
Investment Companies(a)(b) – 1.8%
Goldman Sachs Financial Square Government Fund - Institutional Shares
304,208	0.678%	$ 304,208
(Cost $304,208)

TOTAL INVESTMENTS – 98.7% (Cost $12,287,673)		$16,854,096

OTHER ASSETS IN EXCESS OF LIABILITIES – 1.3%		219,431

NET ASSETS – 100.0%		$17,073,527

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.

*	Non-income producing security.

(a)	Represents an Affiliated fund.

(b)	Variable rate security. Interest rate or distribution rate disclosed is that which is in effect on May 31, 2017.

For information on the mutual funds, please call our toll free Shareholder Services Line at 1-800-526-7384 or visit us on the web at www.GSAMFUNDS.com.

GOLDMAN SACHS FOCUSED GROWTH FUND

Schedule of Investments (continued)

May 31, 2017 (Unaudited)

ADDITIONAL INVESTMENT INFORMATION

TAX INFORMATION — At May 31, 2017, the Fund’s aggregate security unrealized gains and losses based on cost for U.S. federal income tax purposes were as follows:

Tax Cost	$12,469,177

Gross unrealized gain	4,713,702
Gross unrealized loss	(328,783)

Net unrealized security gain	$4,384,919

Additional information regarding the Fund is available in the Fund’s most recent Annual and Semi-Annual Reports to Shareholders. This information is available on the Securities and Exchange Commission’s website (www.sec.gov).

GOLDMAN SACHS GROWTH OPPORTUNITIES FUND

Schedule of Investments

May 31, 2017 (Unaudited)

Shares	Description	Value
Common Stocks – 99.4%
Aerospace & Defense – 1.2%
206,806	L3 Technologies, Inc.	$ 34,865,423

Auto Components – 0.5%
170,145	Delphi Automotive PLC	14,967,656

Banks – 3.6%
631,007	Eagle Bancorp, Inc.*	35,998,949
386,935	First Republic Bank	35,636,713
529,164	SunTrust Banks, Inc.	28,241,483

		99,877,145

Beverages – 1.5%
205,642	Molson Coors Brewing Co. Class B	19,492,805
426,538	Monster Beverage Corp.*	21,565,761

		41,058,566

Biotechnology* – 4.3%
408,183	ACADIA Pharmaceuticals, Inc.	10,494,385
579,365	Alkermes PLC	33,464,123
636,278	Exelixis, Inc.	11,904,761
279,273	Incyte Corp.	36,118,377
286,607	Neurocrine Biosciences, Inc.	12,458,806
139,637	Vertex Pharmaceuticals, Inc.	17,259,133

		121,699,585

Building Products – 1.1%
476,408	Fortune Brands Home & Security, Inc.	30,061,345

Capital Markets – 6.1%
175,426	Affiliated Managers Group, Inc.	26,989,290
896,200	Intercontinental Exchange, Inc.	53,942,278
693,266	Lazard Ltd. Class A	30,850,337
694,370	Northern Trust Corp.	60,715,713

		172,497,618

Chemicals – 4.3%
245,538	Ashland Global Holdings, Inc.	16,338,098
901,481	RPM International, Inc.	48,887,315
67,766	The Sherwin-Williams Co.	22,482,726
1,449,465	Valvoline, Inc.	32,424,537

		120,132,676

Containers & Packaging – 1.6%
530,385	Avery Dennison Corp.	44,690,240

Electrical Equipment – 2.7%
186,176	Hubbell, Inc.	21,579,660
88,825	Rockwell Automation, Inc.	14,098,304
1,019,115	Sensata Technologies Holding NV*	41,202,820

		76,880,784

Shares	Description	Value
Common Stocks – (continued)
Electronic Equipment, Instruments & Components – 3.0%
1,131,763	Amphenol Corp. Class A	$ 84,429,520

Energy Equipment & Services* – 0.3%
163,691	Dril-Quip, Inc.	8,119,074

Equity Real Estate Investment Trusts (REITs) – 3.8%
144,330	Equinix, Inc.	63,650,973
310,076	SBA Communications Corp.*	42,846,302

		106,497,275

Food & Staples Retailing – 0.7%
532,145	Whole Foods Market, Inc.	18,619,754

Food Products – 3.1%
1,152,296	Blue Buffalo Pet Products, Inc.*	27,067,433
566,175	Snyder’s-Lance, Inc.	20,806,931
329,491	The Hershey Co.	37,980,428

		85,854,792

Health Care Equipment & Supplies – 4.8%
154,303	C.R. Bard, Inc.	47,437,371
594,045	Edwards Lifesciences Corp.*	68,356,758
286,555	Nevro Corp.*	19,723,581

		135,517,710

Hotels, Restaurants & Leisure* – 2.7%
114,116	Chipotle Mexican Grill, Inc.	54,473,273
71,455	Panera Bread Co. Class A	22,471,883

		76,945,156

Household Durables – 2.5%
1,323,982	Newell Brands, Inc.	70,104,847

Industrial Conglomerates – 2.6%
318,302	Roper Technologies, Inc.	72,318,214

Internet & Direct Marketing Retail – 2.0%
387,230	Expedia, Inc.	55,675,929

Internet Software & Services* – 1.1%
718,263	GoDaddy, Inc. Class A	29,549,340

IT Services – 6.9%
1,168,726	Black Knight Financial Services, Inc. Class A*	46,573,731
446,192	Fiserv, Inc.*	55,898,934
531,267	Global Payments, Inc.	48,669,370
739,548	Total System Services, Inc.	44,040,083

		195,182,118

Life Sciences Tools & Services – 5.4%
802,619	Agilent Technologies, Inc.	48,430,031
234,445	Illumina, Inc.*	41,581,165
107,368	Mettler-Toledo International, Inc.*	62,575,144

		152,586,340

GOLDMAN SACHS GROWTH OPPORTUNITIES FUND

Schedule of Investments (continued)

May 31, 2017 (Unaudited)

Shares	Description	Value
Common Stocks – (continued)
Machinery – 8.9%
712,560	Fortive Corp.	$ 44,499,372
238,498	IDEX Corp.	25,869,878
221,776	John Bean Technologies Corp.	19,139,269
438,565	The Middleby Corp.*	56,294,203
238,100	WABCO Holdings, Inc.*	29,005,342
1,445,848	Xylem, Inc.	75,386,515

		250,194,579

Media – 0.9%
409,523	CBS Corp. Class B	25,025,950

Oil, Gas & Consumable Fuels* – 0.9%
205,642	Concho Resources, Inc.	26,071,293

Pharmaceuticals – 2.2%
1,005,914	Zoetis, Inc.	62,648,324

Semiconductors & Semiconductor Equipment – 3.0%
126,053	Analog Devices, Inc.	10,810,305
182,498	Lam Research Corp.	28,318,215
203,000	Qorvo, Inc.*	15,823,850
422,766	Xilinx, Inc.	28,202,720

		83,155,090

Software – 8.4%
322,984	Autodesk, Inc.*	36,099,921
360,240	Electronic Arts, Inc.*	40,825,999
407,470	Intuit, Inc.	57,306,581
384,865	Red Hat, Inc.*	34,472,358
262,258	ServiceNow, Inc.*	27,445,300
319,026	Splunk, Inc.*	19,537,152
120,568	Tyler Technologies, Inc.*	20,602,660

		236,289,971

Specialty Retail – 8.1%
322,105	Advance Auto Parts, Inc.	43,042,891
503,103	Five Below, Inc.*	25,809,184
132,303	O’Reilly Automotive, Inc.*	32,027,910
1,073,288	Ross Stores, Inc.	68,604,569
194,494	Ulta Salon, Cosmetics & Fragrance, Inc.*	59,289,551

		228,774,105

Textiles, Apparel & Luxury Goods – 1.2%
312,896	PVH Corp.	33,151,331

TOTAL COMMON STOCKS (Cost $2,119,042,516)		$2,793,441,750

Shares	Distribution Rate	Value
Investment Companies(a)(b) – 0.0%
Goldman Sachs Financial Square Government Fund - Institutional Shares
3,713	0.678%	$ 3,713
(Cost $3,713)

TOTAL INVESTMENTS – 99.4% (Cost $2,119,046,229)		$2,793,445,463

OTHER ASSETS IN EXCESS OF LIABILITIES – 0.6%		16,223,340

NET ASSETS – 100.0%		$2,809,668,803

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.

*	Non-income producing security.

(a)	Represents an Affiliated fund.

(b)	Variable rate security. Interest rate or distribution rate disclosed is that which is in effect on May 31, 2017.

Investment Abbreviation:
PLC	— Public Limited Company

For information on the mutual funds, please call our toll free Shareholder Services Line at 1-800-526- 7384 or visit us on the web at www.GSAMFUNDS.com.

GOLDMAN SACHS GROWTH OPPORTUNITIES FUND

Schedule of Investments (continued)

May 31, 2017 (Unaudited)

ADDITIONAL INVESTMENT INFORMATION

TAX INFORMATION — At May 31, 2017, the Fund’s aggregate security unrealized gains and losses based on cost for U.S. federal income tax purposes were as follows:

Tax Cost	$2,153,428,291

Gross unrealized gain	698,705,283
Gross unrealized loss	(58,688,111)

Net unrealized security gain	$640,017,172

Additional information regarding the Fund is available in the Fund’s most recent Annual and Semi-Annual Reports to Shareholders. This information is available on the Securities and Exchange Commission’s website (www.sec.gov).

GOLDMAN SACHS SMALL/MID CAP GROWTH FUND

Schedule of Investments

May 31, 2017 (Unaudited)

Shares	Description	Value
Common Stocks – 98.7%
Aerospace & Defense – 2.2%
727,474	Aerovironment, Inc.*	$ 22,580,793
161,611	L3 Technologies, Inc.	27,245,999

		49,826,792

Banks – 3.0%
637,497	Eagle Bancorp, Inc.*	36,369,204
342,096	First Republic Bank	31,507,042

		67,876,246

Beverages(a) – 1.3%
555,857	MGP Ingredients, Inc.	28,465,437

Biotechnology* – 7.4%
787,419	ACADIA Pharmaceuticals, Inc.(a)	20,244,542
422,518	Acceleron Pharma, Inc.	10,778,434
324,771	Agios Pharmaceuticals, Inc.(a)	15,157,063
581,520	Alkermes PLC	33,588,595
789,689	Exelixis, Inc.	14,775,081
137,739	Galapagos NV ADR(a)	11,340,052
483,931	Neurocrine Biosciences, Inc.	21,036,481
120,700	Sarepta Therapeutics, Inc.	3,601,688
121,900	TESARO, Inc.	18,200,889
305,013	Ultragenyx Pharmaceutical, Inc.	16,424,950

		165,147,775

Building Products – 1.3%
453,283	Fortune Brands Home & Security, Inc.	28,602,157

Capital Markets – 4.5%
215,256	Affiliated Managers Group, Inc.	33,117,136
327,333	Evercore Partners, Inc. Class A	22,193,177
1,018,472	Lazard Ltd. Class A	45,322,004

		100,632,317

Chemicals – 4.3%
254,354	Ashland Global Holdings, Inc.	16,924,715
964,797	RPM International, Inc.	52,320,941
1,195,786	Valvoline, Inc.	26,749,733

		95,995,389

Commercial Services & Supplies – 2.1%
985,450	Healthcare Services Group, Inc.	47,173,492

Construction Materials* – 1.0%
805,626	Summit Materials, Inc. Class A	21,639,114

Consumer Finance* – 1.0%
2,118,711	SLM Corp.	22,013,407

Shares	Description	Value
Common Stocks – (continued)
Containers & Packaging – 1.4%
370,838	Avery Dennison Corp.	$ 31,246,810

Electrical Equipment – 3.1%
212,102	Hubbell, Inc.	24,584,743
72,635	Rockwell Automation, Inc.	11,528,627
833,173	Sensata Technologies Holding NV*	33,685,184

		69,798,554

Electronic Equipment, Instruments & Components – 2.9%
316,902	Amphenol Corp. Class A	23,640,889
578,832	Badger Meter, Inc.	22,690,214
208,419	Cognex Corp.	19,072,423

		65,403,526

Energy Equipment & Services* – 0.3%
152,080	Dril-Quip, Inc.	7,543,168

Equity Real Estate Investment Trusts (REITs)* – 0.7%
110,158	SBA Communications Corp.	15,221,633

Food & Staples Retailing – 0.7%
446,803	Whole Foods Market, Inc.	15,633,637

Food Products – 1.7%
943,695	Blue Buffalo Pet Products, Inc.*	22,167,396
442,091	Snyder’s-Lance, Inc.	16,246,844

		38,414,240

Health Care Equipment & Supplies – 6.2%
251,447	ABIOMED, Inc.*	34,556,361
37,038	C.R. Bard, Inc.	11,386,592
146,602	ICU Medical, Inc.*	23,646,903
109,695	IDEXX Laboratories, Inc.*	18,471,541
52,382	Neogen Corp.*	3,315,257
441,747	Nevro Corp.*	30,405,446
180,151	West Pharmaceutical Services, Inc.	17,478,250

		139,260,350

Health Care Providers & Services*(a) – 1.0%
561,610	Acadia Healthcare Co., Inc.	23,216,957

Health Care Technology* – 1.2%
126,652	athenahealth, Inc.	16,968,835
481,456	Evolent Health, Inc. Class A(a)	11,049,415

		28,018,250

Hotels, Restaurants & Leisure – 3.9%
68,483	Chipotle Mexican Grill, Inc.*	32,690,360
176,250	Jack in the Box, Inc.	18,784,725
365,596	Shake Shack, Inc. Class A*(a)	13,534,364
806,095	Wingstop, Inc.(a)	22,981,769

		87,991,218

Household Durables* – 1.0%
789,375	M/I Homes, Inc.	22,252,481

GOLDMAN SACHS SMALL/MID CAP GROWTH FUND

Schedule of Investments (continued)

May 31, 2017 (Unaudited)

Shares	Description	Value
Common Stocks – (continued)
Internet Software & Services* – 1.6%
854,715	GoDaddy, Inc. Class A	$ 35,162,975

IT Services – 7.3%
1,168,919	Black Knight Financial Services, Inc. Class A*	46,581,422
106,612	Gartner, Inc.*	12,750,795
533,506	Global Payments, Inc.	48,874,485
658,706	InterXion Holding NV*	29,279,482
434,971	Total System Services, Inc.	25,902,523

		163,388,707

Life Sciences Tools & Services – 4.3%
451,184	Agilent Technologies, Inc.	27,224,442
72,158	Mettler-Toledo International, Inc.*	42,054,404
419,693	PerkinElmer, Inc.	26,465,841

		95,744,687

Machinery – 10.7%
105,650	Graco, Inc.	11,607,766
217,733	IDEX Corp.	23,617,499
369,097	John Bean Technologies Corp.	31,853,071
514,327	Kornit Digital Ltd.*(a)	8,614,977
282,397	Tennant Co.	19,767,790
418,929	The Gorman-Rupp Co.	10,083,621
370,601	The Middleby Corp.*	47,570,344
198,520	WABCO Holdings, Inc.*	24,183,706
1,191,212	Xylem, Inc.	62,109,794

		239,408,568

Oil, Gas & Consumable Fuels* – 0.7%
127,886	Concho Resources, Inc.	16,213,387

Real Estate Management & Development – 1.4%
1,033,930	HFF, Inc. Class A	32,248,277

Semiconductors & Semiconductor Equipment – 2.7%
211,676	Cavium, Inc.*	15,445,998
162,076	Monolithic Power Systems, Inc.	15,915,863
161,687	Qorvo, Inc.*	12,603,501
256,725	Xilinx, Inc.	17,126,125

		61,091,487

Software* – 7.3%
318,501	Guidewire Software, Inc.	21,154,836
220,843	Red Hat, Inc.	19,780,907
214,100	ServiceNow, Inc.	22,405,565
410,824	Splunk, Inc.	25,158,862
88,451	Tableau Software, Inc. Class A	5,484,847
135,881	The Ultimate Software Group, Inc.(a)	29,994,372
229,868	Tyler Technologies, Inc.	39,279,844

		163,259,233

Shares	Description	Value
Common Stocks – (continued)
Specialty Retail – 6.3%
185,880	Advance Auto Parts, Inc.	$ 24,839,144
447,662	Burlington Stores, Inc.*	43,803,727
542,808	Five Below, Inc.*	27,846,050
173,272	Tractor Supply Co.	9,555,951
114,782	Ulta Salon, Cosmetics & Fragrance, Inc.*	34,990,145

		141,035,017

Technology Hardware, Storage & Peripherals* – 2.1%
984,545	Electronics For Imaging, Inc.	46,687,124

Textiles, Apparel & Luxury Goods – 1.1%
225,673	PVH Corp.	23,910,054

Trading Companies & Distributors – 1.0%
550,938	Fastenal Co.	23,783,994

TOTAL COMMON STOCKS (Cost $1,768,682,017)		$2,213,306,460

Shares	Distribution Rate	Value
Investment Company(b)(c) – 0.8%
Goldman Sachs Financial Square Government Fund - Institutional Shares
17,256,776	0.678%	$ 17,256,776
(Cost $17,256,776)

TOTAL INVESTMENTS BEFORE SECURITIES LENDING REINVESTMENT VEHICLE (Cost $1,785,938,793)		$2,230,563,236

Securities Lending Reinvestment Vehicle(b)(c) – 2.0%
Goldman Sachs Financial Square Government Fund - Institutional Shares
45,668,940	0.678%	$ 45,668,940
(Cost $45,668,940)

TOTAL INVESTMENTS – 101.5% (Cost $1,831,607,733)		$2,276,232,176

LIABILITIES IN EXCESS OF OTHER ASSETS – (1.5)%		(33,690,266)

NET ASSETS – 100.0%		$2,242,541,910

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.

*	Non-income producing security.

(a)	All or a portion of security is on loan.

(b)	Represents an Affiliated fund.

(c)	Variable rate security. Interest rate or distribution rate disclosed is that which is in effect on May 31, 2017.

Investment Abbreviations:
ADR	— American Depositary Receipt
PLC	— Public Limited Company

For information on the mutual funds, please call our toll free Shareholder Services Line at 1-800-526-7384 or visit us on the web at www.GSAMFUNDS.com.

GOLDMAN SACHS SMALL/MID CAP GROWTH FUND

Schedule of Investments (continued)

May 31, 2017 (Unaudited)

ADDITIONAL INVESTMENT INFORMATION

TAX INFORMATION — At May 31, 2017, the Fund’s aggregate security unrealized gains and losses based on cost for U.S. federal income tax purposes were as follows:

Tax Cost	$1,845,728,201

Gross unrealized gain	479,096,982
Gross unrealized loss	(48,593,007)

Net unrealized security gain	$430,503,975

Additional information regarding the Fund is available in the Fund’s most recent Annual and Semi-Annual Reports to Shareholders. This information is available on the Securities and Exchange Commission’s website (www.sec.gov).

GOLDMAN SACHS STRATEGIC GROWTH FUND

Schedule of Investments

May 31, 2017 (Unaudited)

Shares	Description	Value
Common Stocks – 99.3%
Aerospace & Defense – 2.3%
6,464	General Dynamics Corp.	$ 1,313,808
12,332	Northrop Grumman Corp.	3,196,701
8,841	The Boeing Co.	1,658,837

		6,169,346

Banks – 1.2%
58,164	SunTrust Banks, Inc.	3,104,213

Beverages – 2.5%
27,337	Molson Coors Brewing Co. Class B	2,591,274
57,718	Monster Beverage Corp.*	2,918,222
27,634	The Coca-Cola Co.	1,256,518

		6,766,014

Biotechnology – 3.5%
21,914	Amgen, Inc.	3,401,929
13,813	Gilead Sciences, Inc.	896,326
21,391	Incyte Corp.*	2,766,498
19,389	Vertex Pharmaceuticals, Inc.*	2,396,480

		9,461,233

Capital Markets – 2.8%
65,370	Intercontinental Exchange, Inc.	3,934,621
41,971	Northern Trust Corp.	3,669,944

		7,604,565

Chemicals – 1.7%
8,468	The Sherwin-Williams Co.	2,809,428
74,128	Valvoline, Inc.	1,658,248

		4,467,676

Communications Equipment – 0.4%
38,702	Cisco Systems, Inc.	1,220,274

Consumer Finance* – 0.4%
101,991	SLM Corp.	1,059,686

Electronic Equipment, Instruments & Components – 0.6%
21,320	Amphenol Corp. Class A	1,590,472

Energy Equipment & Services – 0.8%
31,793	Schlumberger Ltd.	2,212,475

Equity Real Estate Investment Trusts (REITs) – 3.2%
34,918	American Tower Corp.	4,580,892
9,393	Equinix, Inc.	4,142,407

		8,723,299

Food & Staples Retailing – 3.6%
34,097	Costco Wholesale Corp.	6,152,122
28,823	Walgreens Boots Alliance, Inc.	2,335,239
33,131	Whole Foods Market, Inc.	1,159,254

		9,646,615

Shares	Description	Value
Common Stocks – (continued)
Food Products – 0.7%
19,685	The Kraft Heinz Co.	$ 1,814,957

Health Care Equipment & Supplies – 3.6%
94,489	Boston Scientific Corp.*	2,554,038
43,233	Danaher Corp.	3,672,211
29,565	Edwards Lifesciences Corp.*	3,402,044

		9,628,293

Health Care Providers & Services – 1.1%
19,611	Aetna, Inc.	2,840,849

Hotels, Restaurants & Leisure – 2.9%
7,280	Chipotle Mexican Grill, Inc.*	3,475,108
29,045	McDonald’s Corp.	4,382,600

		7,857,708

Household Durables – 0.8%
41,228	Newell Brands, Inc.	2,183,023

Household Products – 0.7%
26,431	Colgate-Palmolive Co.	2,018,271

Industrial Conglomerates – 3.6%
11,516	3M Co.	2,354,676
38,430	Honeywell International, Inc.	5,110,806
9,360	Roper Technologies, Inc.	2,126,592

		9,592,074

Internet & Direct Marketing Retail* – 7.0%
11,144	Amazon.com, Inc.	11,084,045
22,805	Netflix, Inc.	3,718,812
2,081	The Priceline Group, Inc.	3,906,224

		18,709,081

Internet Software & Services* – 9.8%
9,137	Alphabet, Inc. Class A	9,019,041
6,908	Alphabet, Inc. Class C	6,665,253
70,645	Facebook, Inc. Class A	10,699,892

		26,384,186

IT Services – 3.5%
23,474	Fiserv, Inc.*	2,940,823
52,148	MasterCard, Inc. Class A	6,407,946

		9,348,769

Life Sciences Tools & Services – 1.6%
28,823	Agilent Technologies, Inc.	1,739,180
14,709	Illumina, Inc.*	2,608,788

		4,347,968

Machinery – 3.5%
29,353	Fortive Corp.	1,833,095
21,617	The Middleby Corp.*	2,774,758
10,845	WABCO Holdings, Inc.*	1,321,138
66,336	Xylem, Inc.	3,458,759

		9,387,750

GOLDMAN SACHS STRATEGIC GROWTH FUND

Schedule of Investments (continued)

May 31, 2017 (Unaudited)

Shares	Description	Value
Common Stocks – (continued)
Media – 5.0%
170,704	Comcast Corp. Class A	$7,116,650
58,164	The Walt Disney Co.	6,278,222

		13,394,872

Oil, Gas & Consumable Fuels* – 0.5%
11,144	Concho Resources, Inc.	1,412,836

Personal Products – 0.5%
14,411	The Estee Lauder Cos., Inc. Class A	1,356,652

Pharmaceuticals – 4.1%
14,486	Allergan PLC	3,241,243
64,776	Eli Lilly & Co.	5,154,226
40,337	Zoetis, Inc.	2,512,188

		10,907,657

Road & Rail – 1.3%
62,993	CSX Corp.	3,412,331

Semiconductors & Semiconductor Equipment – 2.0%
29,784	Applied Materials, Inc.	1,366,490
11,373	NVIDIA Corp.	1,641,692
29,045	Texas Instruments, Inc.	2,395,922

		5,404,104

Software – 10.4%
20,874	Adobe Systems, Inc.*	2,961,186
28,080	Electronic Arts, Inc.*	3,182,306
21,617	Intuit, Inc.	3,040,215
167,659	Microsoft Corp.	11,709,305
82,456	Oracle Corp.	3,742,678
36,474	salesforce.com, Inc.*	3,269,529

		27,905,219

Specialty Retail – 2.5%
5,423	O’Reilly Automotive, Inc.*	1,312,800
54,970	Ross Stores, Inc.	3,513,682
11,946	The Home Depot, Inc.	1,833,831

		6,660,313

Technology Hardware, Storage & Peripherals – 7.2%
126,008	Apple, Inc.	19,248,982

Textiles, Apparel & Luxury Goods – 2.2%
76,810	NIKE, Inc. Class B	4,070,162
17,383	PVH Corp.	1,841,729

		5,911,891

Shares	Description	Value
Common Stocks – (continued)
Tobacco – 1.8%
44,603	Altria Group, Inc.	$ 3,364,850
13,148	Philip Morris International, Inc.	1,575,131

		4,939,981

TOTAL COMMON STOCKS (Cost $165,084,379)		$266,693,635

TOTAL INVESTMENTS BEFORE SECURITIES LENDING REINVESTMENT VEHICLE (Cost $165,084,379)		$266,693,635

Shares	Distribution Rate	Value
Securities Lending Reinvestment Vehicle(a)(b) – 0.3%
Goldman Sachs Financial Square Government Fund - Institutional Shares
849,201	0.678%	$ 849,201
(Cost $849,201)

TOTAL INVESTMENTS – 99.6% (Cost $165,933,580)		$267,542,836

OTHER ASSETS IN EXCESS OF LIABILITIES – 0.4%		1,078,506

NET ASSETS – 100.0%		$268,621,342

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.

*	Non-income producing security.

(a)	Represents an Affiliated fund.

(b)	Variable rate security. Interest rate or distribution rate disclosed is that which is in effect on May 31, 2017.

Investment Abbreviation:
PLC	— Public Limited Company

For information on the mutual funds, please call our toll free Shareholder Services Line at 1-800-526-7384 or visit us on the web at www.GSAMFUNDS.com.

GOLDMAN SACHS STRATEGIC GROWTH FUND

Schedule of Investments (continued)

May 31, 2017 (Unaudited)

ADDITIONAL INVESTMENT INFORMATION

TAX INFORMATION — At May 31, 2017, the Fund’s aggregate security unrealized gains and losses based on cost for U.S. federal income tax purposes were as follows:

Tax Cost	$166,713,749

Gross unrealized gain	103,050,264
Gross unrealized loss	(2,221,177)

Net unrealized security gain	$100,829,087

Additional information regarding the Fund is available in the Fund’s most recent Annual and Semi-Annual Reports to Shareholders. This information is available on the Securities and Exchange Commission’s website (www.sec.gov).

GOLDMAN SACHS TECHNOLOGY OPPORTUNITIES FUND

Schedule of Investments

May 31, 2017 (Unaudited)

Shares	Description	Value
Common Stocks – 99.3%
Capital Markets – 1.4%
101,622	Intercontinental Exchange, Inc.	$ 6,116,628

Electronic Equipment, Instruments & Components – 3.5%
202,677	Amphenol Corp. Class A	15,119,704

Equity Real Estate Investment Trusts (REITs) – 9.0%
112,554	American Tower Corp.	14,765,959
24,987	Equinix, Inc.	11,019,517
99,240	SBA Communications Corp.*	13,712,983

		39,498,459

Internet & Direct Marketing Retail – 9.5%
27,599	Amazon.com, Inc.*	27,450,517
41,592	Expedia, Inc.	5,980,098
4,195	The Priceline Group, Inc.*	7,874,393

		41,305,008

Internet Software & Services* – 14.8%
20,497	Alphabet, Inc. Class A	20,232,384
19,472	Alphabet, Inc. Class C	18,787,754
167,485	Facebook, Inc. Class A	25,367,278

		64,387,416

IT Services – 11.7%
181,710	Black Knight Financial Services, Inc. Class A*(a)	7,241,143
71,943	Cognizant Technology Solutions Corp. Class A	4,813,706
25,635	FleetCor Technologies, Inc.*	3,698,874
43,118	Gartner, Inc.*	5,156,913
102,224	Global Payments, Inc.	9,364,741
116,047	MasterCard, Inc. Class A	14,259,855
112,190	Total System Services, Inc.	6,680,915

		51,216,147

Semiconductors & Semiconductor Equipment – 12.2%
297,254	Applied Materials, Inc.	13,638,014
88,450	Cavium, Inc.*	6,454,197
132,201	NXP Semiconductors NV*	14,528,890
96,651	Qorvo, Inc.*	7,533,945
134,672	Texas Instruments, Inc.	11,109,093

		53,264,139

Software – 27.1%
81,139	Activision Blizzard, Inc.	4,753,123
70,853	Adobe Systems, Inc.*	10,051,207
45,733	Autodesk, Inc.*	5,111,577
79,483	Electronic Arts, Inc.*	9,007,808
76,944	Intuit, Inc.	10,821,404
238,924	Microsoft Corp.	16,686,452
358,388	Oracle Corp.	16,267,231
102,075	Red Hat, Inc.*	9,142,858
92,269	Salesforce.com, Inc.*	8,270,993
125,834	ServiceNow, Inc.*	13,168,528
47,202	Snap, Inc. Class A*(a)	1,001,155
158,102	Splunk, Inc.*	9,682,167
44,340	Workday, Inc. Class A*	4,433,113

		118,397,616

Shares	Description	Value
Common Stocks – (continued)
Technology Hardware, Storage & Peripherals – 10.1%
240,144	Apple, Inc.	$ 36,684,397
152,705	Electronics For Imaging, Inc.*	7,241,271

		43,925,668

TOTAL COMMON STOCKS (Cost $213,516,037)		$433,230,785

Shares	Distribution Rate	Value
Investment Companies(b)(c) – 0.0%
Goldman Sachs Financial Square Government Fund - Institutional Shares
106	0.678%	$ 106
(Cost $106)

TOTAL INVESTMENTS BEFORE SECURITIES LENDING REINVESTMENT VEHICLE (Cost $213,516,143)		$433,230,891

Securities Lending Reinvestment Vehicle(b)(c) – 0.4%
Goldman Sachs Financial Square Government Fund - Institutional Shares
1,732,100	0.678%	$ 1,732,100
(Cost $1,732,100)

TOTAL INVESTMENTS – 99.7% (Cost $215,248,243)		$434,962,991

OTHER ASSETS IN EXCESS OF LIABILITIES – 0.3%		1,241,075

NET ASSETS – 100.0%		$436,204,066

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.

*	Non-income producing security.

(a)	All or a portion of security is on loan.

(b)	Represents an Affiliated fund.

(c)	Variable rate security. Interest rate or distribution rate disclosed is that which is in effect on May 31, 2017.

For information on the mutual funds, please call our toll free Shareholder Services Line at 1-800-526-7384 or visit us on the web at www.GSAMFUNDS.com.

GOLDMAN SACHS TECHNOLOGY OPPORTUNITIES FUND

Schedule of Investments (continued)

May 31, 2017 (Unaudited)

ADDITIONAL INVESTMENT INFORMATION

TAX INFORMATION — At May 31, 2017, the Fund’s aggregate security unrealized gains and losses based on cost for U.S. federal income tax purposes were as follows:

Tax Cost	$215,546,654

Gross unrealized gain	219,714,748
Gross unrealized loss	(298,411)

Net unrealized security gain	$219,416,337

Additional information regarding the Fund is available in the Fund’s most recent Annual and Semi-Annual Reports to Shareholders. This information is available on the Securities and Exchange Commission’s website (www.sec.gov).

GOLDMAN SACHS FUNDAMENTAL EQUITY GROWTH FUNDS

Schedule of Investments (continued)

May 31, 2017 (Unaudited)

NOTES TO THE SCHEDULE OF INVESTMENTS

Investment Valuation — The Funds’ valuation policy is to value investments at fair value.

Investments and Fair Value Measurements — The fair value of a financial instrument is the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e., the exit price). GAAP establishes a fair value hierarchy that prioritizes the inputs to valuation techniques used to measure fair value. The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). The levels used for classifying investments are not necessarily an indication of the risk associated with investing in these investments. The three levels of the fair value hierarchy are described below:

Level 1 — Unadjusted quoted prices in active markets that are accessible at the measurement date for identical, unrestricted assets or liabilities;

Level 2 — Quoted prices in markets that are not active or financial instruments for which significant inputs are observable (including, but not limited to, quoted prices for similar investments, interest rates, foreign exchange rates, volatility and credit spreads), either directly or indirectly;

Level 3 — Prices or valuations that require significant unobservable inputs (including GSAM’s assumptions in determining fair value measurement).

Changes in valuation techniques may result in transfers into or out of an assigned level within the hierarchy. In accordance with the Funds’ policy, transfers between different levels of the fair value hierarchy resulting from such changes are deemed to have occurred as of the beginning of the reporting period.

The Board of Trustees (“Trustees”) has approved Valuation Procedures that govern the valuation of the portfolio investments held by the Funds, including investments for which market quotations are not readily available. The Trustees have delegated to GSAM day-to-day responsibility for implementing and maintaining internal controls and procedures related to the valuation of the Funds’ portfolio investments. To assess the continuing appropriateness of pricing sources and methodologies, GSAM regularly performs price verification procedures and issues challenges as necessary to third party pricing vendors or brokers, and any differences are reviewed in accordance with the Valuation Procedures.

Level 1 and Level 2 Fair Value Investments — The valuation techniques and significant inputs used in determining the fair values for investments classified as Level 1 and Level 2 are as follows:

Equity Securities — Equity securities traded on a United States (“U.S.”) securities exchange or the NASDAQ system, or those located on certain foreign exchanges, including but not limited to the Americas, are valued daily at their last sale price or official closing price on the principal exchange or system on which they are traded. If there is no sale or official closing price or such price is believed by GSAM to not represent fair value, equity securities are valued at the last bid price for long positions and at the last ask price for short positions. To the extent these investments are actively traded, they are classified as Level 1 of the fair value hierarchy, otherwise they are generally classified as Level 2.

Unlisted equity securities for which market quotations are available are valued at the last sale price on the valuation date, or if no sale occurs, at the last bid price. Securities traded on certain foreign securities exchanges are valued daily at fair value determined by an independent fair value service (if available) under Valuation Procedures approved by the Trustees and consistent with applicable regulatory guidance. The independent fair value service takes into account multiple factors including, but not limited to, movements in the securities markets, certain depositary receipts, futures contracts and foreign currency exchange rates that have occurred subsequent to the close of the foreign securities exchange. These investments are generally classified as Level 2 of the fair value hierarchy.

Money Market Funds — Investments in the Goldman Sachs Financial Square Government Fund (“Underlying Fund”) are valued at the NAV of the Institutional Share class on the day of valuation. These investments are generally classified as Level 1 of the fair value hierarchy. For information regarding an Underlying Fund’s accounting policies and investment holdings, please see the Underlying Fund’s shareholder report.

Short Term Investments — Short-term investments having a maturity of 60 days or less are valued using available market quotations as provided by a third party pricing vendor or broker. These investments are classified as Level 2 of the fair value hierarchy.

Securities Lending — The Flexible Cap Growth, Small/Mid Cap Growth, Strategic Growth, and Technology Opportunities Funds may lend their securities through a securities lending agent, the Bank of New York Mellon (“BNYM”), to certain qualified borrowers. In accordance with the Funds’ securities lending procedures, the Funds receive cash collateral at least equal to the market value of the securities on loan. The market value of the loaned securities is determined at the close of business of the Funds at their last sale price or official closing price on the principal exchange or system on which they are traded, and any additional required collateral is delivered to the Funds on the next business day. As with other extensions of credit, the Funds may experience delay in the recovery of their securities or incur a loss should the borrower of the securities breach its agreement

GOLDMAN SACHS FUNDAMENTAL EQUITY GROWTH FUNDS

Schedule of Investments (continued)

May 31, 2017 (Unaudited)

NOTES TO THE SCHEDULE OF INVESTMENTS (continued)

with the Funds or become insolvent at a time when the collateral is insufficient to cover the cost of repurchasing securities on loan. Loans of securities are terminable at any time and as such 1) the remaining contractual maturities of the outstanding securities lending transactions are considered to be overnight and continuous and 2) the borrower, after notice, is required to return borrowed securities within the standard time period for settlement of securities transactions.

The Flexible Cap Growth, Small/Mid Cap Growth, Strategic Growth, and Technology Opportunities Funds invest the cash collateral received in connection with securities lending transactions in the Goldman Sachs Financial Square Government Fund (“Government Money Market Fund”), an affiliated series of the Trust. Prior to September 30, 2016, the cash collateral had been invested in the Goldman Sachs Financial Square Money Market Fund. The Government Money Market Fund is registered under the Act as an open end investment company, is subject to Rule 2a-7 under the Act, and is managed by GSAM, for which GSAM may receive an investment advisory fee of up to 0.205% on an annualized basis of the average daily net assets of the Government Money Market Fund.

In the event of a default by a borrower with respect to any loan, BNYM may exercise any and all remedies provided under the applicable borrower agreement to make the Funds whole. These remedies include purchasing replacement securities by applying the collateral held from the defaulting broker against the purchase cost of the replacement securities. If BNYM is unable to purchase replacement securities, BNYM will indemnify the Funds by paying the Funds an amount equal to the market value of the securities loaned minus the value of cash collateral received from the borrower for the loan, subject to an exclusion for any shortfalls resulting from a loss of value in such cash collateral due to reinvestment risk. The Funds’ loaned securities were all subject to enforceable Securities Lending Agreements and the value of the collateral is at least equal to the value of the cash received.

Each of the Flexible Cap Growth, Small/Mid Cap Growth, Strategic Growth, and Technology Opportunities Funds and BNYM received compensation relating to the lending of the Funds’ securities.

Level 3 Fair Value Investments — To the extent that significant inputs to valuation models and other alternative pricing sources are unobservable, or if quotations are not readily available, or if GSAM believes that such quotations do not accurately reflect fair value, the fair value of the Funds’ investments may be determined under Valuation Procedures approved by the Trustees. GSAM, consistent with its procedures and applicable regulatory guidance, may make an adjustment to the most recent valuation prices of either domestic or foreign securities in light of significant events to reflect what it believes to be the fair value of the securities at the time of determining a Fund’s NAV. Significant events which could affect a large number of securities in a particular market may include, but are not limited to: significant fluctuations in U.S. or foreign markets; market dislocations; market disruptions; or unscheduled market closings. Significant events which could also affect a single issuer may include, but are not limited to: corporate actions such as reorganizations, mergers and buy-outs; ratings downgrades; and bankruptcies.

Fair Value Hierarchy — The following is a summary of the Funds’ investments classified in the fair value hierarchy as of May 31, 2017:

CAPITAL GROWTH

Investment Type	Level 1	Level 2	Level 3
Assets
Common Stock and/or Other Equity Investments(a)
Asia	$3,243,932	$—	$—
Europe	11,992,133	—	—
North America	888,591,655	—	—
Investment Company	5,777,798	—	—
Total	$909,605,518	$—	$—

CONCENTRATED GROWTH

Investment Type	Level 1	Level 2	Level 3
Assets
Common Stock and/or Other Equity Investments(a)
North America	$134,220,535	$—	$—
Investment Company	101	—	—
Total	$134,220,636	$—	$—

DYNAMIC U.S. EQUITY

Investment Type	Level 1	Level 2	Level 3
Assets
Common Stock and/or Other Equity Investments(a)
North America	$6,923,649	$—	$—
Investment Company	132,706	—	—
Total	$7,056,355	$—	$—

GOLDMAN SACHS FUNDAMENTAL EQUITY GROWTH FUNDS

Schedule of Investments (continued)

May 31, 2017 (Unaudited)

NOTES TO THE SCHEDULE OF INVESTMENTS (continued)

FLEXIBLE CAP GROWTH

Investment Type	Level 1	Level 2	Level 3
Assets
Common Stock and/or Other Equity Investments(a)
Europe	$74,395	$—	$—
North America	17,642,212	—	—
Investment Company	356,284	—	—
Securities Lending Reinvestment Vehicle	338,185	—	—
Total	$18,411,076	$—	$—

FOCUSED GROWTH

Investment Type	Level 1	Level 2	Level 3
Assets
Common Stock and/or Other Equity Investments(a)
North America	$16,549,888	$—	$—
Investment Company	304,208	—	—
Total	$16,854,096	$—	$—

GROWTH OPPORTUNITIES

Investment Type	Level 1	Level 2	Level 3
Assets
Common Stock and/or Other Equity Investments(a)
Europe	$48,431,779	$—	$—
North America	2,745,009,971	—	—
Investment Company	3,713	—	—
Total	$2,793,445,463	$—	$—

SMALL/MID CAP GROWTH

Investment Type	Level 1	Level 2	Level 3
Assets
Common Stock and/or Other Equity Investments(a)
Asia	$8,614,977	$—	$—
Europe	74,208,129	—	—
North America	2,130,483,354	—	—
Investment Company	17,256,776	—	—
Securities Lending Reinvestment Vehicle	45,668,940	—	—
Total	$2,276,232,176	$—	$—

STRATEGIC GROWTH

Investment Type	Level 1	Level 2	Level 3
Assets
Common Stock and/or Other Equity Investments(a)
North America	$266,693,635	$—	$—
Securities Lending Reinvestment Vehicle	849,201	—	—
Total	$267,542,836	$—	$—

TECHNOLOGY OPPORTUNITIES

Investment Type	Level 1	Level 2	Level 3
Assets
Common Stock and/or Other Equity Investments(a)
Europe	$14,528,890	$—	$—
North America	418,701,895	—	—
Investment Company	106	—	—
Securities Lending Reinvestment Vehicle	1,732,100	—	—
Total	$434,962,991	$—	$—

(a)	Amounts are disclosed by continent to highlight the impact of time zone differences between local market close and the calculation of net asset value. Security valuations are based on the principal exchange or system on which they are traded, which may differ from country of domicile noted in the table. The Funds utilize fair value model prices provided by an independent fair value service for international equity securities, resulting in a Level 2 classification.

For further information regarding security characteristics, see the Schedules of Investments.

The Funds’ risks include, but are not limited to, the following:

GOLDMAN SACHS FUNDAMENTAL EQUITY GROWTH FUNDS

Schedule of Investments (continued)

May 31, 2017 (Unaudited)

NOTES TO THE SCHEDULE OF INVESTMENTS (continued)

Industry Concentration Risk — The Technology Opportunities Fund invests primarily in equity investments in high-quality technology, media, or service companies that adopt or use technology to improve their cost structure, revenue opportunities or competitive advantage. Because of its focus on technology, media and service companies, the Technology Opportunities Fund is subject to greater risk of loss as a result of adverse economic, business or other developments than if its investments were diversified across different industry sectors. The Technology Opportunities Fund may also invest in a relatively few number of issuers. Thus, the Technology Opportunities Fund may be more susceptible to adverse developments affecting any single issuer held in its portfolio and may be more susceptible to greater losses because of these developments.

Investments in Other Investment Companies — As a shareholder of another investment company, including an exchange-traded fund (“ETF”), a Fund will indirectly bear its proportionate share of any net management fees and other expenses paid by such other investment companies, in addition to the fees and expenses regularly borne by the Fund. ETFs are subject to risks that do not apply to conventional mutual funds, including but not limited to the following: (i) the market price of the ETF’s shares may trade at a premium or a discount to their NAV; and (ii) an active trading market for an ETF’s shares may not develop or be maintained.

Large Shareholder Transactions Risk — A Fund may experience adverse effects when certain large shareholders, such as other funds, institutional investors (including those trading by use of non-discretionary mathematical formulas), financial intermediaries (who may make investment decisions on behalf of underlying clients and/or include a Fund in their investment model), individuals, accounts and Goldman Sachs affiliates, purchase or redeem large amounts of shares of a Fund. Such large shareholder redemptions may cause a Fund to sell portfolio securities at times when it would not otherwise do so, which may negatively impact a Fund’s NAV and liquidity. These transactions may also accelerate the realization of taxable income to shareholders if such sales of investments resulted in gains, and may also increase transaction costs. In addition, a large redemption could result in a Fund’s current expenses being allocated over a smaller asset base, leading to an increase in the Fund’s expense ratio. Similarly, large Fund share purchases may adversely affect a Fund’s performance to the extent that the Fund is delayed in investing new cash and is required to maintain a larger cash position than it ordinarily would.

Liquidity Risk — A Fund may make investments that are illiquid or that may become less liquid in response to market developments or adverse investor perceptions. Illiquid investments may be more difficult to value. Liquidity risk may also refer to the risk that a Fund will not be able to pay redemption proceeds within the allowable time period because of unusual market conditions, an unusually high volume of redemption requests, or other reasons. To meet redemption requests, a Fund may be forced to sell investments at an unfavorable time and/or under unfavorable conditions.

Market and Credit Risks — In the normal course of business, the Funds trade financial instruments and enter into financial transactions where risk of potential loss exists due to changes in the market (market risk). Additionally, the Funds may also be exposed to credit risk in the event that an issuer or guarantor fails to perform or that an institution or entity with which the Funds have unsettled or open transactions defaults.

Non-Diversification Risk — The Concentrated Growth and Focused Growth Funds are non-diversified, meaning that they are permitted to invest a larger percentage of their assets in fewer issuers than diversified mutual funds. Thus, a Fund may be more susceptible to adverse developments affecting any single issuer held in its portfolio, and may be more susceptible to greater losses because of these developments.

GOLDMAN SACHS EQUITY INCOME FUND†

Schedule of Investments

May 31, 2017 (Unaudited)

Shares	Description	Value
Common Stocks – 96.4%
Aerospace & Defense – 1.6%
52,371	United Technologies Corp.	$ 6,351,555

Air Freight & Logistics – 1.9%
71,159	United Parcel Service, Inc. Class B	7,540,719

Automobiles – 0.5%
60,731	General Motors Co.	2,060,603

Banks – 16.0%
741,700	Bank of America Corp.	16,621,497
174,658	BB&T Corp.	7,274,506
102,977	Citigroup, Inc.	6,234,228
142,347	JPMorgan Chase & Co.	11,693,806
420,059	Wells Fargo & Co.	21,481,817

		63,305,854

Capital Markets – 2.4%
133,236	AllianceBernstein Holding LP	3,004,472
151,749	Morgan Stanley	6,334,003

		9,338,475

Chemicals – 2.2%
110,813	E.I. du Pont de Nemours & Co.	8,745,362

Communications Equipment – 3.5%
434,864	Cisco Systems, Inc.	13,711,262

Consumer Finance – 1.2%
62,272	Capital One Financial Corp.	4,789,962

Diversified Telecommunication Services – 3.7%
228,478	CenturyLink, Inc.(a)	5,700,526
190,092	Verizon Communications, Inc.	8,865,891

		14,566,417

Electric Utilities – 3.6%
61,916	Duke Energy Corp.	5,304,963
120,693	FirstEnergy Corp.	3,529,063
60,020	Pinnacle West Capital Corp.	5,302,767

		14,136,793

Electrical Equipment – 1.5%
101,271	Emerson Electric Co.	5,987,142

Energy Equipment & Services – 0.5%
26,531	Schlumberger Ltd.	1,846,292

Equity Real Estate Investment Trusts (REITs) – 2.9%
428,316	DDR Corp.	3,674,951
197,744	RLJ Lodging Trust	4,024,091
24,844	Simon Property Group, Inc.	3,832,187

		11,531,229

Food & Staples Retailing – 4.0%
113,504	Wal-Mart Stores, Inc.	8,921,415

Shares	Description	Value
Common Stocks – (continued)
Food & Staples Retailing – (continued)
203,966	Whole Foods Market, Inc.	$ 7,136,770

		16,058,185

Food Products – 2.3%
76,392	Campbell Soup Co.	4,403,999
99,897	Mondelez International, Inc. Class A	4,654,201

		9,058,200

Health Care Equipment & Supplies – 2.3%
203,394	Abbott Laboratories	9,286,970

Household Products – 3.2%
143,807	The Procter & Gamble Co.	12,667,959

Industrial Conglomerates – 3.2%
464,480	General Electric Co.	12,717,462

Insurance – 4.8%
142,696	American International Group, Inc.	9,079,747
195,660	MetLife, Inc.	9,898,439

		18,978,186

Media – 2.6%
78,293	DISH Network Corp. Class A*	4,992,745
154,779	Viacom, Inc. Class B	5,384,761

		10,377,506

Oil, Gas & Consumable Fuels – 10.0%
305,770	BP PLC ADR	11,053,586
38,630	Chevron Corp.	3,997,432
151,773	ConocoPhillips	6,782,735
219,350	Exxon Mobil Corp.	17,657,675

		39,491,428

Pharmaceuticals – 10.5%
100,074	Bristol-Myers Squibb Co.	5,398,992
95,895	Johnson & Johnson	12,298,534
89,275	Merck & Co., Inc.	5,812,695
557,834	Pfizer, Inc.	18,213,280

		41,723,501

Road & Rail – 2.1%
76,473	Union Pacific Corp.	8,434,972

Semiconductors & Semiconductor Equipment – 1.6%
171,422	Intel Corp.	6,190,048

Software – 3.7%
106,668	Microsoft Corp.	7,449,693
162,490	Oracle Corp.	7,375,421

		14,825,114

Specialty Retail – 1.1%
56,906	Lowe’s Cos., Inc.	4,482,486

GOLDMAN SACHS EQUITY INCOME FUND†

Schedule of Investments (continued)

May 31, 2017 (Unaudited)

Shares	Description	Value
Common Stocks – (continued)
Technology Hardware, Storage & Peripherals – 1.6%
42,512	Apple, Inc.	$ 6,494,133

Tobacco – 1.9%
97,765	Altria Group, Inc.	7,375,392

TOTAL COMMON STOCKS (Cost $337,663,775)		$382,073,207

Shares	Distribution Rate	Value
Investment Companies(b)(c) – 1.3%
Goldman Sachs Financial Square Government Fund - Institutional Shares
5,045,446	0.678%	$ 5,045,446
(Cost $5,045,446)

TOTAL INVESTMENTS BEFORE SECURITIES LENDING REINVESTMENT VEHICLE (Cost $342,709,221)		$387,118,653

Securities Lending Reinvestment Vehicle(b)(c) – 1.5%
Goldman Sachs Financial Square Government Fund - Institutional Shares
5,765,550	0.678%	$ 5,765,550
(Cost $5,765,550)

TOTAL INVESTMENTS – 99.2% (Cost $348,474,771)		$392,884,203

OTHER ASSETS IN EXCESS OF LIABILITIES – 0.8%		3,299,183

NET ASSETS – 100.0%		$396,183,386

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.

*	Non-income producing security.

(a)	All or a portion of security is on loan.

(b)	Variable rate security. Interest rate or distribution rate disclosed is that which is in effect on May 31, 2017.

(c)	Represents an Affiliated fund.

Investment Abbreviations:
ADR	— American Depositary Receipt
LP	— Limited Partnership
PLC	— Public Limited Company

For information on the mutual funds, please call our toll free Shareholder Services Line at 1-800-526-7384 or visit us on the web at www.GSAMFUNDS.com.

†	Formerly known as Goldman Sachs Growth and Income Fund. Effective June 20, 2017, the Fund changed its name to the Goldman Sachs Equity Income Fund.

GOLDMAN SACHS EQUITY INCOME FUND†

Schedule of Investments (continued)

May 31, 2017 (Unaudited)

ADDITIONAL INVESTMENT INFORMATION

TAX INFORMATION — At May 31, 2017, the Fund’s aggregate security unrealized gains and losses based on cost for U.S. federal income tax purposes were as follows:

Tax Cost	$348,232,001

Gross unrealized gain	57,995,595
Gross unrealized loss	(13,343,393)

Net unrealized security gain	$44,652,202

†	Formerly known as Goldman Sachs Growth and Income Fund. Effective June 20, 2017, the Fund changed its name to the Goldman Sachs Equity Income Fund.

GOLDMAN SACHS FOCUSED VALUE FUND

Schedule of Investments

May 31, 2017 (Unaudited)

Shares	Description	Value
Common Stocks – 96.2%
Airlines* – 2.3%
4,310	JetBlue Airways Corp.	$ 96,630

Automobiles – 3.6%
4,818	Volkswagen AG ADR	151,382

Banks – 15.7%
9,157	Bank of America Corp.	205,208
2,176	Citigroup, Inc.	131,735
1,470	JPMorgan Chase & Co.	120,761
3,845	Wells Fargo & Co.	196,633

		654,337

Biotechnology* – 2.2%
804	Celgene Corp.	91,986

Capital Markets – 3.9%
3,855	Morgan Stanley	160,908

Diversified Telecommunication Services(a) – 3.0%
5,062	CenturyLink, Inc.	126,297

Electrical Equipment – 4.0%
2,844	Emerson Electric Co.	168,137

Electronic Equipment, Instruments & Components – 1.5%
2,121	Corning, Inc.	61,721

Food & Staples Retailing – 4.9%
1,032	Wal-Mart Stores, Inc.	81,115
3,500	Whole Foods Market, Inc.	122,465

		203,580

Health Care Equipment & Supplies – 2.8%
2,552	Abbott Laboratories	116,524

Insurance – 6.6%
2,054	American International Group, Inc.	130,696
2,901	MetLife, Inc.	146,762

		277,458

Internet Software & Services* – 5.0%
211	Alphabet, Inc. Class A	208,276

Machinery – 2.5%
3,199	Terex Corp.	104,863

Media – 6.2%
1,763	DISH Network Corp. Class A*	112,427
4,251	Viacom, Inc. Class B	147,892

		260,319

Oil, Gas & Consumable Fuels – 10.4%
2,355	ConocoPhillips	105,245
2,623	Exxon Mobil Corp.	211,152
19,290	Southwestern Energy Co.*	116,897

		433,294

Shares	Description	Value
Common Stocks – (continued)
Personal Products – 3.0%
6,602	Coty, Inc. Class A	$ 125,042

Pharmaceuticals – 10.2%
627	Allergan PLC	140,291
2,382	Bristol-Myers Squibb Co.	128,509
4,819	Pfizer, Inc.	157,340

		426,140

Road & Rail – 3.9%
1,690	Kansas City Southern	160,888

Software – 4.5%
4,108	Oracle Corp.	186,462

TOTAL COMMON STOCKS (Cost $3,793,610)		$4,014,244

Shares	Distribution Rate	Value
Investment Companies(b)(c) – 3.2%
Goldman Sachs Financial Square Government Fund - Institutional Shares
134,050	0.678%	$ 134,050
(Cost $134,050)

TOTAL INVESTMENTS BEFORE SECURITIES LENDING REINVESTMENT VEHICLE (Cost $3,927,660)		$4,148,294

Securities Lending Reinvestment Vehicle(b)(c) – 0.8%
Goldman Sachs Financial Square Government Fund - Institutional Shares
33,800	0.678%	$ 33,800
(Cost $33,800)

TOTAL INVESTMENTS – 100.2% (Cost $3,961,460)		$4,182,094

LIABILITIES IN EXCESS OF OTHER ASSETS – (0.2)%		(6,443)

NET ASSETS – 100.0%		$4,175,651

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.

*	Non-income producing security.

(a)	All or a portion of security is on loan.

(b)	Represents an Affiliated fund.

(c)	Variable rate security. Interest rate or distribution rate disclosed is that which is in effect on May 31, 2017.

Investment Abbreviations:
ADR	— American Depositary Receipt
PLC	— Public Limited Company

For information on the mutual funds, please call our toll free Shareholder Services Line at 1-800-526-7384 or visit us on the web at www.GSAMFUNDS.com.

GOLDMAN SACHS FOCUSED VALUE FUND

Schedule of Investments (continued)

May 31, 2017 (Unaudited)

ADDITIONAL INVESTMENT INFORMATION

TAX INFORMATION — At May 31, 2017, the Fund’s aggregate security unrealized gains and losses based on cost for U.S. federal income tax purposes were as follows:

Tax Cost	$3,985,483

Gross unrealized gain	330,016
Gross unrealized loss	(133,405)

Net unrealized security gain	$196,611

Additional information regarding the Fund is available in the Fund’s most recent Annual and Semi-Annual Reports to Shareholders. This information is available on the Securities and Exchange Commission’s website (www.sec.gov).

GOLDMAN SACHS LARGE CAP VALUE FUND

Schedule of Investments

May 31, 2017 (Unaudited)

Shares	Description	Value
Common Stocks – 96.9%
Aerospace & Defense – 1.8%
197,410	Textron, Inc.	$ 9,436,198
58,476	United Technologies Corp.	7,091,969

		16,528,167

Airlines* – 1.2%
487,042	JetBlue Airways Corp.	10,919,482

Automobiles(a) – 1.2%
358,206	Volkswagen AG ADR	11,254,832

Banks – 14.9%
1,939,148	Bank of America Corp.	43,456,307
343,259	Citigroup, Inc.	20,780,900
323,441	JPMorgan Chase & Co.	26,570,678
866,009	Wells Fargo & Co.	44,287,700

		135,095,585

Beverages – 1.1%
84,769	Anheuser-Busch InBev SA ADR	9,913,735

Biotechnology* – 1.9%
111,643	Celgene Corp.	12,773,075
39,163	Vertex Pharmaceuticals, Inc.	4,840,547

		17,613,622

Capital Markets – 1.5%
333,807	Morgan Stanley	13,933,104

Chemicals – 1.6%
178,951	E.I. du Pont de Nemours & Co.	14,122,813

Communications Equipment – 2.7%
768,290	Cisco Systems, Inc.	24,224,184

Construction & Engineering – 1.0%
193,323	Fluor Corp.	8,672,470

Consumer Finance – 1.4%
161,232	Capital One Financial Corp.	12,401,965

Containers & Packaging – 1.1%
236,592	Ball Corp.	9,676,613

Diversified Telecommunication Services(a) – 1.4%
517,900	CenturyLink, Inc.	12,921,605

Electric Utilities – 1.3%
182,192	FirstEnergy Corp.	5,327,294
88,208	PG&E Corp.	6,031,663

		11,358,957

Electrical Equipment – 2.7%
60,238	Eaton Corp. PLC	4,661,216
332,679	Emerson Electric Co.	19,667,983

		24,329,199

Shares	Description	Value
Common Stocks – (continued)
Electronic Equipment, Instruments & Components – 0.6%
73,201	TE Connectivity Ltd.	$ 5,771,899

Equity Real Estate Investment Trusts (REITs) – 2.6%
831,061	DDR Corp.	7,130,503
53,827	Simon Property Group, Inc.	8,302,815
92,646	Vornado Realty Trust	8,541,961

		23,975,279

Food & Staples Retailing – 1.0%
270,258	Whole Foods Market, Inc.	9,456,327

Food Products – 1.6%
108,709	Campbell Soup Co.	6,267,074
185,151	Mondelez International, Inc. Class A	8,626,185

		14,893,259

Health Care Equipment & Supplies – 2.9%
582,294	Abbott Laboratories	26,587,544

Health Care Providers & Services – 1.2%
77,428	Aetna, Inc.	11,216,220

Household Products – 2.1%
35,766	Kimberly-Clark Corp.	4,639,923
158,919	The Procter & Gamble Co.	13,999,175

		18,639,098

Industrial Conglomerates – 2.1%
704,460	General Electric Co.	19,288,115

Insurance – 5.5%
327,049	American International Group, Inc.	20,810,128
472,317	MetLife, Inc.	23,894,517
95,746	The Hartford Financial Services Group, Inc.	4,728,895

		49,433,540

Internet Software & Services* – 2.1%
19,375	Alphabet, Inc. Class A	19,124,869

IT Services – 0.8%
73,835	Visa, Inc. Class A	7,031,307

Media – 3.5%
91,378	DISH Network Corp. Class A*	5,827,175
410,789	Liberty Global PLC Series C*	12,208,649
392,614	Viacom, Inc. Class B	13,659,041

		31,694,865

Oil, Gas & Consumable Fuels – 10.9%
664,513	BP PLC ADR	24,022,145
268,329	ConocoPhillips	11,991,623
528,010	Exxon Mobil Corp.	42,504,805
311,403	Range Resources Corp.	7,180,953

GOLDMAN SACHS LARGE CAP VALUE FUND

Schedule of Investments (continued)

May 31, 2017 (Unaudited)

Shares	Description	Value
Common Stocks – (continued)
Oil, Gas & Consumable Fuels – (continued)
2,140,996	Southwestern Energy Co.*	$ 12,974,436

		98,673,962

Personal Products – 2.0%
522,903	Coty, Inc. Class A	9,903,783
136,820	Unilever NV	7,768,639

		17,672,422

Pharmaceuticals – 8.7%
106,807	Allergan PLC	23,898,066
171,694	Bristol-Myers Squibb Co.	9,262,891
80,335	Johnson & Johnson	10,302,964
72,990	Merck & Co., Inc.	4,752,379
945,367	Pfizer, Inc.	30,866,233

		79,082,533

Road & Rail – 2.8%
166,573	Kansas City Southern	15,857,750
84,738	Union Pacific Corp.	9,346,601

		25,204,351

Semiconductors & Semiconductor Equipment – 0.7%
79,471	Texas Instruments, Inc.	6,555,563

Software – 3.6%
556,649	Oracle Corp.	25,266,298
237,216	Symantec Corp.	7,190,017

		32,456,315

Specialty Retail – 1.3%
33,043	The Home Depot, Inc.	5,072,431
93,120	The TJX Cos., Inc.	7,003,555

		12,075,986

Technology Hardware, Storage & Peripherals – 0.7%
39,172	Apple, Inc.	5,983,915

Textiles, Apparel & Luxury Goods – 0.9%
177,331	Coach, Inc.	8,194,465

Tobacco – 2.0%
233,904	Altria Group, Inc.	17,645,718

Wireless Telecommunication Services* – 0.5%
70,735	T-Mobile US, Inc.	4,768,954

TOTAL COMMON STOCKS (Cost $759,004,298)		$878,392,839

Shares	Distribution Rate	Value
Investment Companies(b)(c) – 1.2%
Goldman Sachs Financial Square Government Fund - Institutional Shares
10,488,854	0.678%	$ 10,488,854
(Cost $10,488,854)

TOTAL INVESTMENTS BEFORE SECURITIES LENDING REINVESTMENT VEHICLE (Cost $769,493,152)		$888,881,693

Securities Lending Reinvestment Vehicle(b)(c) – 1.4%
Goldman Sachs Financial Square Government Fund - Institutional Shares
12,618,200	0.678%	$ 12,618,200
(Cost $12,618,200)

TOTAL INVESTMENTS – 99.5% (Cost $782,111,352)		$901,499,893

OTHER ASSETS IN EXCESS OF LIABILITIES – 0.5%		4,895,847

NET ASSETS – 100.0%		$906,395,740

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.

*	Non-income producing security.

(a)	All or a portion of security is on loan.

(b)	Represents an Affiliated fund.

(c)	Variable rate security. Interest rate or distribution rate disclosed is that which is in effect on May 31, 2017.

Investment Abbreviations:
ADR	— American Depositary Receipt
PLC	— Public Limited Company

For information on the mutual funds, please call our toll free Shareholder Services Line at 1-800-526-7384 or visit us on the web at www.GSAMFUNDS.com.

GOLDMAN SACHS LARGE CAP VALUE FUND

Schedule of Investments (continued)

May 31, 2017 (Unaudited)

ADDITIONAL INVESTMENT INFORMATION

TAX INFORMATION – At May 31, 2017, the Fund’s aggregate security unrealized gains and losses based on cost for U.S. federal income tax purposes were as follows:

Tax Cost	$796,441,279

Gross unrealized gain	134,713,571
Gross unrealized loss	(29,654,957)

Net unrealized security gain	$105,058,614

Additional information regarding the Fund is available in the Fund’s most recent Annual and Semi-Annual Reports to Shareholders. This information is available on the Securities and Exchange Commission’s website (www.sec.gov).

GOLDMAN SACHS MID CAP VALUE FUND

Schedule of Investments

May 31, 2017 (Unaudited)

Shares	Description	Value
Common Stocks – 96.0%
Aerospace & Defense – 1.1%
202,284	L3 Technologies, Inc.	$ 34,103,060

Airlines* – 1.9%
2,700,904	JetBlue Airways Corp.	60,554,268

Banks – 8.8%
689,519	CIT Group, Inc.(a)	31,062,831
1,069,211	Citizens Financial Group, Inc.	36,460,095
2,097,139	First Horizon National Corp.	35,525,535
5,347,429	Huntington Bancshares, Inc.	67,056,760
316,497	Signature Bank*	45,265,401
1,265,990	SunTrust Banks, Inc.	67,565,886

		282,936,508

Beverages – 1.9%
641,252	Molson Coors Brewing Co. Class B	60,784,277

Biotechnology* – 1.5%
342,643	BioMarin Pharmaceutical, Inc.	30,029,233
146,862	Vertex Pharmaceuticals, Inc.	18,152,143

		48,181,376

Capital Markets – 2.6%
414,199	Ameriprise Financial, Inc.	50,031,097
977,014	E*TRADE Financial Corp.*	33,814,455

		83,845,552

Chemicals – 1.1%
427,960	Celanese Corp. Series A	37,039,938

Communications Equipment – 1.7%
1,054,077	Juniper Networks, Inc.	30,916,079
2,025,584	Viavi Solutions, Inc.*	22,747,308

		53,663,387

Construction & Engineering – 1.2%
758,218	Jacobs Engineering Group, Inc.	39,745,787

Construction Materials – 1.2%
179,563	Martin Marietta Materials, Inc.	40,240,068

Consumer Finance – 2.4%
2,409,509	SLM Corp.*	25,034,799
1,948,524	Synchrony Financial	52,317,869

		77,352,668

Containers & Packaging – 1.5%
1,215,076	Ball Corp.	49,696,608

Diversified Telecommunication Services(a) – 1.7%
2,186,584	CenturyLink, Inc.	54,555,271

Electric Utilities – 3.8%
913,715	FirstEnergy Corp.	26,717,027
928,851	PG&E Corp.	63,514,831

Shares	Description	Value
Common Stocks – (continued)
Electric Utilities – (continued)
385,301	Pinnacle West Capital Corp.	$ 34,041,343

		124,273,201

Electrical Equipment – 1.5%
789,868	AMETEK, Inc.	48,197,745

Electronic Equipment, Instruments & Components – 0.6%
653,636	Corning, Inc.	19,020,808

Energy Equipment & Services* – 0.3%
333,529	TechnipFMC PLC	9,655,664

Equity Real Estate Investment Trusts (REITs) – 10.3%
1,660,923	Brixmor Property Group, Inc.	29,963,051
554,559	CyrusOne, Inc.	31,199,489
3,764,942	DDR Corp.	32,303,202
738,953	Equity Residential Properties Trust	48,098,451
161,001	Federal Realty Investment Trust	19,761,263
568,319	Mid-America Apartment Communities, Inc.	57,934,439
1,820,549	RLJ Lodging Trust	37,048,172
520,157	Taubman Centers, Inc.	31,807,601
469,242	Vornado Realty Trust	43,264,112

		331,379,780

Food & Staples Retailing – 2.0%
1,184,802	US Foods Holding Corp.*	35,496,668
792,620	Whole Foods Market, Inc.	27,733,774

		63,230,442

Food Products – 0.9%
723,816	Conagra Brands, Inc.	27,895,869

Gas Utilities – 1.1%
438,969	Atmos Energy Corp.	36,570,507

Health Care Equipment & Supplies – 1.1%
293,910	Zimmer Biomet Holdings, Inc.	35,037,011

Health Care Providers & Services* – 1.6%
449,977	Acadia Healthcare Co., Inc.(a)	18,602,049
242,189	Laboratory Corp. of America Holdings	33,664,271

		52,266,320

Hotels, Restaurants & Leisure – 1.1%
1,168,289	MGM Resorts International	37,058,127

Household Durables – 2.1%
811,885	Newell Brands, Inc.	42,989,311
660,516	Toll Brothers, Inc.	24,379,645

		67,368,956

Insurance – 6.2%
357,780	Arch Capital Group Ltd.*	34,794,105
580,705	Lincoln National Corp.	37,734,211
825,646	The Hartford Financial Services Group, Inc.	40,778,656

GOLDMAN SACHS MID CAP VALUE FUND

Schedule of Investments (continued)

May 31, 2017 (Unaudited)

Shares	Description	Value
Common Stocks – (continued)
Insurance – (continued)
943,989	The Progressive Corp.	$ 40,053,453
543,550	Unum Group	24,448,879
331,634	W.R. Berkley Corp.	22,879,430

		200,688,734

Internet & Direct Marketing Retail – 1.1%
248,599	Expedia, Inc.	35,743,564

Internet Software & Services* – 1.8%
649,508	GoDaddy, Inc. Class A	26,720,759
283,472	IAC/InterActiveCorp.	30,144,413

		56,865,172

IT Services – 1.8%
315,122	DXC Technology Co.*	24,428,258
390,806	Fidelity National Information Services, Inc.	33,558,511

		57,986,769

Machinery – 4.9%
434,840	Stanley Black & Decker, Inc.	59,851,378
917,843	Terex Corp.	30,086,894
978,391	Trinity Industries, Inc.	24,968,538
543,550	Wabtec Corp.	44,435,212

		159,342,022

Media – 4.5%
915,091	Discovery Communications, Inc. Class A*	24,249,912
561,439	DISH Network Corp. Class A*	35,802,965
277,617	Liberty Broadband Corp. Class C*	24,755,108
789,868	Liberty Media Corp-Liberty Formula One Class C*(a)	26,302,604
1,023,801	Viacom, Inc. Class B	35,618,037

		146,728,626

Metals & Mining – 2.0%
1,976,655	Freeport-McMoRan, Inc.*	22,711,766
1,186,178	Steel Dynamics, Inc.	40,318,190

		63,029,956

Mortgage Real Estate Investment Trusts (REITs) – 1.3%
887,569	Starwood Property Trust, Inc.	19,544,269
2,200,344	Two Harbors Investment Corp.	21,959,433

		41,503,702

Multi-Utilities – 3.2%
723,816	Sempra Energy	84,317,326
306,865	Vectren Corp.	18,823,099

		103,140,425

Oil, Gas & Consumable Fuels – 7.6%
487,131	Continental Resources, Inc.*	18,316,126
2,057,234	Encana Corp.	19,996,315

Shares	Description	Value
Common Stocks – (continued)
Oil, Gas & Consumable Fuels – (continued)
486,631	Newfield Exploration Co.*	$ 15,805,775
1,232,965	Parsley Energy, Inc. Class A*	36,557,412
1,341,674	Range Resources Corp.	30,939,002
922,179	RSP Permian, Inc.*	32,820,351
298,609	Tesoro Corp.	24,856,213
1,282,503	The Williams Cos., Inc.	36,679,586
2,746,648	WPX Energy, Inc.*	29,718,731

		245,689,511

Road & Rail – 1.1%
390,806	Old Dominion Freight Line, Inc.	34,906,792

Semiconductors & Semiconductor Equipment – 3.1%
192,216	Analog Devices, Inc.	16,484,444
1,875,113	Marvell Technology Group Ltd.	32,326,948
404,567	Mellanox Technologies Ltd.*(a)	19,216,932
432,088	Qorvo, Inc.*	33,681,260

		101,709,584

Software – 0.5%
521,533	Symantec Corp.	15,807,665

Textiles, Apparel & Luxury Goods – 1.2%
835,278	Coach, Inc.	38,598,196

Trading Companies & Distributors – 0.7%
273,839	MSC Industrial Direct Co., Inc. Class A	22,986,046

TOTAL COMMON STOCKS (Cost $2,818,085,615)		$3,099,379,962

Shares	Distribution Rate	Value
Investment Companies(b)(c) – 2.4%
Goldman Sachs Financial Square Government Fund - Institutional Shares
79,560,018	0.678%	$ 79,560,018
(Cost $79,560,018)

TOTAL INVESTMENTS BEFORE SECURITIES LENDING REINVESTMENT VEHICLE (Cost $2,897,645,633)		$3,178,939,980

Securities Lending Reinvestment Vehicle(b)(c) – 2.1%
Goldman Sachs Financial Square Government Fund - Institutional Shares
66,713,415	0.678%	$ 66,713,415
(Cost $66,713,415)

TOTAL INVESTMENTS – 100.5% (Cost $2,964,359,048)		$3,245,653,395

LIABILITIES IN EXCESS OF OTHER ASSETS – (0.5)%		(16,097,410)

NET ASSETS – 100.0%		$3,229,555,985

GOLDMAN SACHS MID CAP VALUE FUND

Schedule of Investments (continued)

May 31, 2017 (Unaudited)

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.

*	Non-income producing security.

(a)	All or a portion of security is on loan.

(b)	Represents an Affiliated fund.

(c)	Variable rate security. Interest rate or distribution rate disclosed is that which is in effect on May 31, 2017.

Investment Abbreviation:
PLC	— Public Limited Company

For information on the mutual funds, please call our toll free Shareholder Services Line at 1-800-526-7384 or visit us on the web at www.GSAMFUNDS.com.

GOLDMAN SACHS MID CAP VALUE FUND

Schedule of Investments (continued)

May 31, 2017 (Unaudited)

ADDITIONAL INVESTMENT INFORMATION

TAX INFORMATION – At May 31, 2017, the Fund’s aggregate security unrealized gains and losses based on cost for U.S. federal income tax purposes were as follows:

Tax Cost	$3,032,189,644

Gross unrealized gain	370,638,183
Gross unrealized loss	(157,174,432)

Net unrealized security gain	$213,463,751

Additional information regarding the Fund is available in the Fund’s most recent Annual and Semi-Annual Reports to Shareholders. This information is available on the Securities and Exchange Commission’s website (www.sec.gov).

GOLDMAN SACHS SMALL CAP VALUE FUND

Schedule of Investments

May 31, 2017 (Unaudited)

Shares	Description	Value
Common Stocks – 99.1%
Aerospace & Defense – 2.8%
301,489	Curtiss-Wright Corp.	$ 27,143,055
433,749	Esterline Technologies Corp.*	42,268,840
1,014,583	KLX, Inc.*	49,095,671
763,941	Mercury Systems, Inc.*	30,381,934
527,637	Moog, Inc. Class A*	36,955,695

		185,845,195

Air Freight & Logistics – 1.5%
349,397	Forward Air Corp.	18,214,065
1,531,828	XPO Logistics, Inc.*	80,574,153

		98,788,218

Airlines* – 0.3%
342,192	Spirit Airlines, Inc.	18,170,395

Auto Components – 0.7%
92,280	Cooper Tire & Rubber Co.	3,322,080
1,663,132	Dana, Inc.	35,125,348
198,619	Standard Motor Products, Inc.	9,664,800

		48,112,228

Automobiles – 0.2%
482,367	Winnebago Industries, Inc.	11,817,991

Banks – 19.4%
638,644	Ameris Bancorp	27,685,217
976,998	BancorpSouth, Inc.	28,039,843
142,314	Bank of the Ozarks, Inc.	6,290,279
963,853	Banner Corp.	51,749,268
1,032,434	BNC Bancorp	32,573,293
1,623,802	Boston Private Financial Holdings, Inc.	23,545,129
1,370,817	Brookline Bancorp, Inc.	18,917,275
1,086,231	CenterState Banks, Inc.	26,112,993
1,102,448	CoBiz Financial, Inc.	17,352,532
1,313,816	Columbia Banking System, Inc.	48,230,185
685,284	Community Bank System, Inc.	36,840,868
838,160	ConnectOne Bancorp, Inc.	18,271,888
386,120	CU Bancorp*	13,900,320
2,128,045	CVB Financial Corp.	43,199,314
948,528	First Financial Bankshares, Inc.(a)	36,281,196
1,029,978	First Merchants Corp.	40,879,827
1,385,663	First Midwest Bancorp, Inc.	30,706,292
759,294	Flushing Financial Corp.	21,093,187
1,195,471	Glacier Bancorp, Inc.	38,565,894
1,250,812	Great Western Bancorp, Inc.	47,355,742
389,396	Guaranty Bancorp	9,832,249
622,101	Heritage Financial Corp.	14,837,109
1,207,398	Home BancShares, Inc.	28,265,187
558,712	Independent Bank Corp.	33,774,140
301,343	Independent Bank Group, Inc.	16,905,342
520,873	Lakeland Financial Corp.	22,100,641
1,389,326	LegacyTexas Financial Group, Inc.	48,932,062
1,248,265	MB Financial, Inc.	51,403,553
918,871	PacWest Bancorp	42,883,710

Shares	Description	Value
Common Stocks – (continued)
Banks – (continued)
822,349	Pinnacle Financial Partners, Inc.	$ 49,464,292
110,402	PrivateBancorp, Inc.	6,578,855
825,233	Prosperity Bancshares, Inc.	51,692,595
1,071,626	Renasant Corp.	42,811,459
401,921	Sandy Spring Bancorp, Inc.	15,421,709
590,181	South State Corp.	49,044,041
821,989	State Bank Financial Corp.	20,837,421
629,590	Texas Capital Bancshares, Inc.*	46,211,906
411,248	The First of Long Island Corp.	11,165,383
445,959	TriCo Bancshares	15,555,050
1,801,243	Webster Financial Corp.	87,756,559

		1,273,063,805

Building Products* – 0.8%
849,211	Gibraltar Industries, Inc.	26,410,462
146,702	Masonite International Corp.	10,804,602
240,598	Patrick Industries, Inc.	15,927,588

		53,142,652

Capital Markets – 1.3%
422,590	Golub Capital BDC, Inc.(a)	8,591,255
1,625,678	OM Asset Management PLC	22,694,465
1,009,456	Stifel Financial Corp.*	43,033,109
628,801	Virtu Financial, Inc. Class A	10,249,456

		84,568,285

Chemicals – 2.3%
615,688	Minerals Technologies, Inc.	44,298,752
835,284	Olin Corp.	24,507,233
153,496	Quaker Chemical Corp.	21,395,807
315,307	Trinseo SA	20,321,536
1,917,039	Tronox Ltd. Class A	29,138,993
148,137	W.R. Grace & Co.	10,619,941

		150,282,262

Commercial Services & Supplies – 1.7%
1,184,115	ABM Industries, Inc.	50,964,310
1,066,761	Advanced Disposal Services, Inc.*	24,876,866
616,886	Interface, Inc.	12,677,007
790,108	Mobile Mini, Inc.	22,123,024

		110,641,207

Communications Equipment* – 1.5%
1,293,741	NetScout Systems, Inc.	47,350,921
4,229,110	Viavi Solutions, Inc.	47,492,905

		94,843,826

Construction & Engineering – 1.0%
757,918	EMCOR Group, Inc.	47,763,992
383,316	Granite Construction, Inc.	17,962,188

		65,726,180

Construction Materials – 0.8%
173,508	Eagle Materials, Inc.	16,361,805

GOLDMAN SACHS SMALL CAP VALUE FUND

Schedule of Investments (continued)

May 31, 2017 (Unaudited)

Shares	Description	Value
Common Stocks – (continued)
Construction Materials – (continued)
1,423,876	Summit Materials, Inc. Class A*	$ 38,245,309

		54,607,114

Containers & Packaging* – 0.6%
713,873	Berry Global Group, Inc.	41,397,495

Diversified Consumer Services – 0.5%
196,548	Adtalem Global Education, Inc.	7,350,895
2,244,789	Conyers Park Acquisition Corp.*(b)	25,994,657

		33,345,552

Electric Utilities – 2.9%
544,723	IDACORP, Inc.	47,554,318
1,735,677	PNM Resources, Inc.	66,823,565
1,529,621	Portland General Electric Co.	72,412,258

		186,790,141

Electrical Equipment* – 0.3%
915,761	Thermon Group Holdings, Inc.	16,959,894

Electronic Equipment, Instruments & Components – 2.8%
467,350	Anixter International, Inc.*	35,284,925
1,023,294	CTS Corp.	21,540,339
300,252	OSI Systems, Inc.*	23,776,956
449,507	SYNNEX Corp.	50,012,149
559,010	Tech Data Corp.*	54,207,199

		184,821,568

Energy Equipment & Services* – 0.6%
466,496	Basic Energy Services, Inc.	12,823,975
391,420	C&J Energy Services, Inc.	13,214,339
576,115	NCS Multistage Holdings, Inc.	15,117,258

		41,155,572

Equity Real Estate Investment Trusts (REITs) – 7.1%
2,205,015	Acadia Realty Trust	59,866,157
818,756	Care Capital Properties, Inc.	21,525,095
2,422,966	Chesapeake Lodging Trust	55,849,366
599,999	Columbia Property Trust, Inc.	12,959,979
993,128	CyrusOne, Inc.	55,873,381
433,823	Highwoods Properties, Inc.	21,864,679
882,619	Hudson Pacific Properties, Inc.	28,914,599
738,961	Life Storage, Inc.	55,348,179
2,482,496	Pebblebrook Hotel Trust	76,758,776
225,173	PS Business Parks, Inc.	28,434,847
1,251,097	RLJ Lodging Trust	25,459,824
728,694	Terreno Realty Corp.	23,813,720

		466,668,602

Food & Staples Retailing – 0.4%
432,085	SpartanNash Co.	12,876,133

Shares	Description	Value
Common Stocks – (continued)
Food & Staples Retailing – (continued)
3,369,109	SUPERVALU, Inc.*	$ 12,971,070

		25,847,203

Food Products – 1.3%
476,575	Pinnacle Foods, Inc.	29,695,388
1,408,799	Snyder’s-Lance, Inc.	51,773,363

		81,468,751

Gas Utilities – 1.8%
1,512,028	New Jersey Resources Corp.	63,353,973
1,471,636	South Jersey Industries, Inc.	53,582,267

		116,936,240

Health Care Equipment & Supplies – 2.4%
641,467	CONMED Corp.	32,567,280
681,513	Halyard Health, Inc.*	24,493,577
288,390	Hill-Rom Holdings, Inc.	22,309,850
124,376	ICU Medical, Inc.*	20,061,849
651,836	Integra LifeSciences Holdings Corp.*	32,819,943
976,666	Wright Medical Group NV*	26,096,515

		158,349,014

Health Care Providers & Services* – 1.2%
763,646	Acadia Healthcare Co., Inc.(a)	31,569,126
381,186	Almost Family, Inc.	21,880,076
464,004	American Renal Associates Holdings, Inc.(a)	7,516,865
459,498	AMN Healthcare Services, Inc.	16,656,802

		77,622,869

Health Care Technology* – 0.4%
1,048,580	Allscripts Healthcare Solutions, Inc.	11,964,298
705,359	HMS Holdings Corp.	12,851,641

		24,815,939

Hotels, Restaurants & Leisure – 3.4%
143,964	Bojangles’, Inc.*	2,519,370
1,114,072	Extended Stay America, Inc.	20,276,110
1,149,097	Hilton Grand Vacations, Inc.*	41,103,200
357,808	Jack in the Box, Inc.	38,135,177
482,991	Marriott Vacations Worldwide Corp.	56,278,111
1,040,528	Red Rock Resorts, Inc. Class A	24,598,082
200,107	Vail Resorts, Inc.	42,802,887

		225,712,937

Household Durables – 1.0%
97,579	CalAtlantic Group, Inc.	3,516,747
466,124	Meritage Homes Corp.*	18,598,348
653,568	TopBuild Corp.*	34,998,566

GOLDMAN SACHS SMALL CAP VALUE FUND

Schedule of Investments (continued)

May 31, 2017 (Unaudited)

Shares	Description	Value
Common Stocks – (continued)
Household Durables – (continued)
450,082	William Lyon Homes Class A*	$ 10,194,357

		67,308,018

Household Products – 0.4%
171,912	Spectrum Brands Holdings, Inc.	23,113,568

Insurance – 4.4%
349,091	AMERISAFE, Inc.	18,082,914
2,734,668	CNO Financial Group, Inc.	56,033,347
86,280	Enstar Group Ltd.*	16,190,442
415,105	James River Group Holdings Ltd.	16,454,762
592,455	Kinsale Capital Group, Inc.	21,470,569
1,719,619	Maiden Holdings Ltd.	18,141,980
1,305,777	National General Holdings Corp.	28,674,863
361,580	Primerica, Inc.	26,106,076
498,412	ProAssurance Corp.	29,680,435
532,950	RLI Corp.	29,600,043
539,769	Selective Insurance Group, Inc.	27,582,196

		288,017,627

Internet Software & Services* – 0.4%
664,935	Cornerstone OnDemand, Inc.	24,841,972

IT Services – 0.8%
897,322	Convergys Corp.	21,813,898
227,457	DST Systems, Inc.	27,481,355

		49,295,253

Machinery – 4.0%
553,870	Barnes Group, Inc.	31,343,503
436,918	CIRCOR International, Inc.	28,163,734
1,638,482	Federal Signal Corp.	25,691,398
920,791	ITT, Inc.	34,999,266
151,477	RBC Bearings, Inc.*	15,347,650
602,506	Rexnord Corp.*	13,737,137
190,846	Standex International Corp.	16,775,363
1,158,261	Terex Corp.	37,967,796
1,501,291	TriMas Corp.*	32,728,144
423,142	Watts Water Technologies, Inc. Class A	26,277,118

		263,031,109

Media – 2.2%
1,506,172	Live Nation Entertainment, Inc.*	51,947,872
788,091	MSG Networks, Inc. Class A*	16,589,316
459,590	Nexstar Media Group, Inc. Class A	26,288,548
801,022	Regal Entertainment Group Class A(a)	16,661,258
545,410	TEGNA, Inc.	12,948,033
1,204,876	WideOpenWest, Inc.*	22,133,572

		146,568,599

Shares	Description	Value
Common Stocks – (continued)
Metals & Mining – 1.6%
2,628,167	AK Steel Holding Corp.*	$ 16,031,819
210,475	Allegheny Technologies, Inc.(a)	3,247,629
43,281	Carpenter Technology Corp.	1,578,458
546,899	Century Aluminum Co.*	7,886,284
1,144,098	Cliffs Natural Resources, Inc.*	6,738,737
1,202,038	Commercial Metals Co.	21,756,888
1,891,622	Hecla Mining Co.	10,857,910
202,515	Kaiser Aluminum Corp.	16,679,135
156,490	Royal Gold, Inc.	12,584,926
849,873	Ryerson Holding Corp.*	7,096,440

		104,458,226

Mortgage Real Estate Investment Trusts (REITs) – 2.0%
1,474,465	Blackstone Mortgage Trust, Inc. Class A	45,782,138
1,974,821	PennyMac Mortgage Investment Trust	34,598,864
5,081,463	Two Harbors Investment Corp.	50,713,001

		131,094,003

Multi-Utilities – 1.3%
1,256,974	Black Hills Corp.	87,409,972

Oil, Gas & Consumable Fuels – 4.3%
2,732,700	Callon Petroleum Co.*	30,934,164
601,824	Carrizo Oil & Gas, Inc.*	13,204,019
1,301,076	Golar LNG Ltd.(a)	30,269,533
1,307,543	Jagged Peak Energy, Inc.*(a)	17,011,134
2,047,561	Oasis Petroleum, Inc.*	19,984,195
757,919	PDC Energy, Inc.*	37,638,258
1,181,741	Rice Energy, Inc.*	23,634,820
1,743,305	RSP Permian, Inc.*	62,044,225
482,797	SM Energy Co.	8,193,065
1,447,701	SRC Energy, Inc.*	9,960,183
2,725,452	WPX Energy, Inc.*	29,489,391

		282,362,987

Paper & Forest Products – 0.6%
1,587,108	KapStone Paper & Packaging Corp.	33,535,592
396,958	Mercer International, Inc.	4,624,561

		38,160,153

Pharmaceuticals* – 0.6%
940,146	Catalent, Inc.	33,403,387
131,389	Prestige Brands Holdings, Inc.	6,619,378

		40,022,765

Professional Services* – 0.5%
666,297	On Assignment, Inc.	34,913,963

Real Estate Management & Development – 0.6%
1,989,180	Kennedy-Wilson Holdings, Inc.	38,987,928

GOLDMAN SACHS SMALL CAP VALUE FUND

Schedule of Investments (continued)

May 31, 2017 (Unaudited)

Shares	Description	Value
Common Stocks – (continued)
Road & Rail – 0.9%
507,792	Knight Transportation, Inc.	$ 16,934,863
570,650	Marten Transport Ltd.	14,123,588
535,165	Saia, Inc.*	24,724,623

		55,783,074

Semiconductors & Semiconductor Equipment – 3.1%
227,442	Cabot Microelectronics Corp.	17,169,596
2,209,438	Cypress Semiconductor Corp.	30,910,038
2,311,394	Entegris, Inc.*	57,091,432
235,521	MACOM Technology Solutions Holdings, Inc.*	14,359,715
328,149	MKS Instruments, Inc.	26,826,181
1,083,759	Semtech Corp.*	41,399,594
207,019	Silicon Laboratories, Inc.*	15,485,021

		203,241,577

Software* – 2.1%
761,597	Bottomline Technologies de, Inc.	19,047,541
841,873	CommVault Systems, Inc.	47,250,122
316,238	Imperva, Inc.	15,622,157
1,386,406	Verint Systems, Inc.	56,981,287

		138,901,107

Specialty Retail – 2.0%
679,008	Boot Barn Holdings, Inc.*	5,289,472
550,789	Burlington Stores, Inc.*	53,894,704
378,708	Lithia Motors, Inc. Class A	34,405,622
132,310	Monro Muffler Brake, Inc.	6,562,576
2,173,444	Office Depot, Inc.	11,106,299
647,552	Party City Holdco, Inc.*(a)	10,716,985
107,140	The Children’s Place, Inc.	11,592,548

		133,568,206

Technology Hardware, Storage & Peripherals* – 0.3%
471,733	Electronics For Imaging, Inc.	22,369,579

Textiles, Apparel & Luxury Goods – 0.5%
182,697	Columbia Sportswear Co.	9,916,793
836,478	Wolverine World Wide, Inc.	21,748,428

		31,665,221

Thrifts & Mortgage Finance – 2.6%
201,251	Dime Community Bancshares, Inc.	3,823,769
506,547	OceanFirst Financial Corp.	13,423,495
597,082	Oritani Financial Corp.	9,881,707
1,095,496	Provident Financial Services, Inc.	25,568,877
3,871,626	Radian Group, Inc.	62,178,314
1,031,477	Washington Federal, Inc.	32,955,690
529,785	WSFS Financial Corp.	23,363,518

		171,195,370

Trading Companies & Distributors – 2.9%
853,219	Beacon Roofing Supply, Inc.*	41,150,753

Shares	Description	Value
Common Stocks – (continued)
Trading Companies & Distributors – (continued)
1,289,997	Foundation Building Materials, Inc.*	$ 17,414,960
737,522	Herc Holdings, Inc.*	27,900,457
648,959	Kaman Corp.	31,351,209
1,411,310	Univar, Inc.*	42,932,050
499,149	WESCO International, Inc.*	30,522,961

		191,272,390

TOTAL COMMON STOCKS (Cost $5,100,035,162)		$6,499,083,802

Exchange Traded Fund (a) – 0.9%
544,910	iShares Russell 2000 Value ETF	$ 62,648,303
(Cost $63,523,598)

TOTAL INVESTMENTS BEFORE SECURITIES LENDING REINVESTMENT VEHICLE (Cost $5,163,558,760)		$6,561,732,105

Shares	Distribution Rate	Value
Securities Lending Reinvestment Vehicle(b)(c) – 1.3%
Goldman Sachs Financial Square Government Fund - Institutional Shares
84,693,141	0.678%	84,693,141
(Cost $84,693,141)

TOTAL INVESTMENTS — 101.3% (Cost $5,248,251,901)		$6,646,425,246

LIABILITIES IN EXCESS OF OTHER ASSETS — (1.3)%		(85,415,202)

NET ASSETS — 100.0%		$6,561,010,044

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.

*	Non-income producing security.

(a)	All or a portion of security is on loan.

(b)	Represents an affiliated fund/issuer.

(c)	Variable rate security. Interest rate or distribution rate disclosed is that which is in effect on May 31, 2017.

Investment Abbreviations:
ETF	— Exchange Traded Fund
PLC	— Public Limited Company

For information on the mutual funds, please call our toll free Shareholder Services Line at 1-800-526-7384 or visit us on the web at www.GSAMFUNDS.com.

GOLDMAN SACHS SMALL CAP VALUE FUND

Schedule of Investments (continued)

May 31, 2017 (Unaudited)

ADDITIONAL INVESTMENT INFORMATION

TAX INFORMATION – At May 31, 2017, the Fund’s aggregate security unrealized gains and losses based on cost for U.S. federal income tax purposes were as follows:

Tax Cost	$5,270,123,553

Gross unrealized gain	1,545,256,026
Gross unrealized loss	(168,954,333)

Net unrealized security gain	$1,376,301,693

Additional information regarding the Fund is available in the Fund’s most recent Annual and Semi-Annual Reports to Shareholders. This information is available on the Securities and Exchange Commission’s website (www.sec.gov).

GOLDMAN SACHS SMALL/MID CAP VALUE FUND

Schedule of Investments

May 31, 2017 (Unaudited)

Shares	Description	Value
Common Stocks – 98.6%
Aerospace & Defense – 1.5%
3,655	Curtiss-Wright Corp.	$ 329,060
3,691	Huntington Ingalls Industries, Inc.	722,735
13,447	KLX, Inc.*	650,700

		1,702,495

Air Freight & Logistics* – 1.0%
20,669	XPO Logistics, Inc.	1,087,189

Airlines* – 0.7%
5,175	JetBlue Airways Corp.	116,024
11,543	Spirit Airlines, Inc.	612,933

		728,957

Auto Components – 0.7%
24,062	The Goodyear Tire & Rubber Co.	775,278

Automobiles – 0.3%
3,076	Thor Industries, Inc.	278,470

Banks – 12.6%
14,727	Bank of Hawaii Corp.	1,144,730
9,299	Bank of the Ozarks, Inc.	411,016
18,237	BankUnited, Inc.	604,739
8,793	BOK Financial Corp.(a)	708,100
15,306	Commerce Bancshares, Inc.	819,330
23,845	East West Bancorp, Inc.	1,305,037
12,339	First Republic Bank	1,136,422
16,355	Glacier Bancorp, Inc.	527,612
20,082	Home BancShares, Inc.	470,120
21,819	PacWest Bancorp	1,018,293
8,974	Pinnacle Financial Partners, Inc.	539,786
11,760	Prosperity Bancshares, Inc.	736,646
8,467	Signature Bank*	1,210,950
8,938	South State Corp.	742,748
21,095	Synovus Financial Corp.	862,364
7,997	Texas Capital Bancshares, Inc.*	586,980
23,881	Webster Financial Corp.	1,163,482

		13,988,355

Building Products – 0.5%
4,053	Fortune Brands Home & Security, Inc.	255,744
8,540	JELD-WEN Holding, Inc.*	266,790

		522,534

Capital Markets – 2.0%
34,627	E*TRADE Financial Corp.*	1,198,440
19,141	OM Asset Management PLC	267,208
13,641	Stifel Financial Corp.*	581,516
10,059	Virtu Financial, Inc. Class A(a)	163,962

		2,211,126

Shares	Description	Value
Common Stocks – (continued)
Chemicals – 2.9%
2,183	Albemarle Corp.	$ 247,989
18,830	Huntsman Corp.	450,037
4,089	Ingevity Corp.*	241,537
8,250	Minerals Technologies, Inc.	593,588
13,908	Olin Corp.	408,061
9,815	The Chemours Co.	392,502
2,425	W.R. Grace & Co.	173,848
11,253	Westlake Chemical Corp.	691,609

		3,199,171

Commercial Services & Supplies – 1.2%
25,460	Advanced Disposal Services, Inc.*	593,727
7,273	Waste Connections, Inc.	692,026

		1,285,753

Communications Equipment* – 1.4%
18,164	CommScope Holding Co., Inc.	671,886
13,581	NetScout Systems, Inc.	497,065
38,354	Viavi Solutions, Inc.	430,715

		1,599,666

Construction & Engineering – 1.2%
19,612	Jacobs Engineering Group, Inc.	1,028,061
1,991	Valmont Industries, Inc.	291,482

		1,319,543

Construction Materials – 1.3%
2,927	Eagle Materials, Inc.	276,016
2,787	Martin Marietta Materials, Inc.	624,567
20,697	Summit Materials, Inc. Class A*	555,921

		1,456,504

Containers & Packaging – 0.8%
10,247	Ardagh Group SA	245,825
11,615	Berry Global Group, Inc.*	673,554

		919,379

Electric Utilities – 2.9%
25,148	Alliant Energy Corp.	1,042,888
7,834	IDACORP, Inc.	683,908
17,200	Pinnacle West Capital Corp.	1,519,620

		3,246,416

Electrical Equipment – 1.5%
12,122	AMETEK, Inc.	739,685
8,142	Hubbell, Inc.	943,739

		1,683,424

Electronic Equipment, Instruments & Components – 0.9%
9,069	Avnet, Inc.	332,651

GOLDMAN SACHS SMALL/MID CAP VALUE FUND

Schedule of Investments (continued)

May 31, 2017 (Unaudited)

Shares	Description	Value
Common Stocks – (continued)
Electronic Equipment, Instruments & Components – (continued)
6,658	Tech Data Corp.*	$ 645,626

		978,277

Energy Equipment & Services* – 0.8%
29,707	TechnipFMC PLC	860,018

Equity Real Estate Investment Trusts (REITs) – 10.4%
62,524	Brixmor Property Group, Inc.	1,127,933
13,554	Care Capital Properties, Inc.	356,335
10,168	Columbia Property Trust, Inc.	219,629
53,153	Empire State Realty Trust, Inc. Class A	1,105,582
7,237	Federal Realty Investment Trust	888,269
22,000	Highwoods Properties, Inc.	1,108,800
5,754	Life Storage, Inc.	430,975
30,828	Mid-America Apartment Communities, Inc.	3,142,606
39,657	Pebblebrook Hotel Trust	1,226,194
3,185	PS Business Parks, Inc.	402,202
37,377	RLJ Lodging Trust	760,622
13,026	Taubman Centers, Inc.	796,540

		11,565,687

Food & Staples Retailing* – 0.6%
23,781	US Foods Holding Corp.	712,479

Food Products – 1.0%
18,056	Pinnacle Foods, Inc.	1,125,069

Gas Utilities – 1.9%
16,934	Atmos Energy Corp.	1,410,771
16,283	New Jersey Resources Corp.	682,258

		2,093,029

Health Care Equipment & Supplies – 1.6%
8,540	Hill-Rom Holdings, Inc.	660,654
4,668	NuVasive, Inc.*	350,240
3,675	Teleflex, Inc.	735,074

		1,745,968

Health Care Providers & Services* – 1.5%
20,516	Acadia Healthcare Co., Inc.(a)	848,132
9,082	Envision Healthcare Corp.	495,968
6,188	MEDNAX, Inc.	336,008

		1,680,108

Health Care Technology* – 0.3%
28,360	Allscripts Healthcare Solutions, Inc.	323,588

Hotels, Restaurants & Leisure – 2.8%
21,727	Hilton Grand Vacations, Inc.*	777,175
5,057	Jack in the Box, Inc.	538,975
2,981	Marriott Vacations Worldwide Corp.	347,346
21,398	MGM Resorts International	678,744

Shares	Description	Value
Common Stocks – (continued)
Hotels, Restaurants & Leisure – (continued)
3,402	Vail Resorts, Inc.	$ 727,688

		3,069,928

Household Durables – 0.6%
13,099	D.R. Horton, Inc.	428,206
5,247	Lennar Corp. Class A	269,224

		697,430

Household Products – 0.3%
2,750	Spectrum Brands Holdings, Inc.	369,738

Industrial Conglomerates – 1.0%
10,892	Carlisle Cos., Inc.	1,103,686

Insurance – 7.8%
14,365	American Financial Group, Inc.	1,434,345
15,740	Arch Capital Group Ltd.*	1,530,715
33,506	CNO Financial Group, Inc.	686,538
6,188	Primerica, Inc.	446,774
14,076	ProAssurance Corp.	838,226
9,915	The Hanover Insurance Group, Inc.	826,812
11,839	Torchmark Corp.	893,845
16,608	Validus Holdings Ltd.	886,867
15,668	W.R. Berkley Corp.	1,080,935

		8,625,057

Internet & Direct Marketing Retail* – 0.4%
8,467	Liberty Ventures Series A	456,287

Internet Software & Services* – 0.9%
9,697	IAC/InterActiveCorp.	1,031,179

IT Services – 2.2%
16,608	Booz Allen Hamilton Holding Corp.	655,020
4,777	DST Systems, Inc.	577,157
10,819	Leidos Holdings, Inc.	601,104
10,855	Total System Services, Inc.	646,415

		2,479,696

Leisure Products – 0.3%
5,681	Brunswick Corp.	313,932

Life Sciences Tools & Services – 0.7%
12,484	PerkinElmer, Inc.	787,241

Machinery – 4.7%
21,927	Colfax Corp.*	889,359
11,905	Flowserve Corp.	577,393
17,980	ITT, Inc.	683,420
27,004	Terex Corp.	885,191
14,039	The Timken Co.	647,900
35,315	Trinity Industries, Inc.	901,239
12,339	Xylem, Inc.	643,355

		5,227,857

GOLDMAN SACHS SMALL/MID CAP VALUE FUND

Schedule of Investments (continued)

May 31, 2017 (Unaudited)

Shares	Description	Value
Common Stocks – (continued)
Media – 2.3%
6,694	Liberty Broadband Corp. Class C*	$ 596,904
33,060	Live Nation Entertainment, Inc.*	1,140,239
5,010	Nexstar Media Group, Inc. Class A	286,572
21,963	TEGNA, Inc.	521,402

		2,545,117

Metals & Mining – 2.0%
6,405	Reliance Steel & Aluminum Co.	467,245
5,645	Royal Gold, Inc.	453,971
36,111	Steel Dynamics, Inc.	1,227,413
5,484	United States Steel Corp.(a)	114,341

		2,262,970

Mortgage Real Estate Investment Trusts (REITs) – 1.7%
38,644	PennyMac Mortgage Investment Trust	677,043
23,266	Starwood Property Trust, Inc.	512,317
73,958	Two Harbors Investment Corp.	738,101

		1,927,461

Multi-Utilities – 1.2%
13,714	CMS Energy Corp.	650,181
12,049	Vectren Corp.	739,085

		1,389,266

Multiline Retail*(a) – 0.1%
16,247	J.C. Penney Co., Inc.	76,361

Oil, Gas & Consumable Fuels – 5.4%
41,611	Callon Petroleum Co.*	471,037
12,158	Continental Resources, Inc.*	457,141
62,163	Encana Corp.	604,224
18,273	Golar LNG Ltd.	425,121
25,972	Parsley Energy, Inc. Class A*	770,070
22,361	RSP Permian, Inc.*	795,828
21,811	Targa Resources Corp.	1,001,779
6,819	Tesoro Corp.	567,614
83,149	WPX Energy, Inc.*	899,672

		5,992,486

Paper & Forest Products – 0.4%
19,033	KapStone Paper & Packaging Corp.	402,167

Pharmaceuticals* – 0.5%
16,645	Catalent, Inc.	591,397

Real Estate Management & Development – 0.5%
28,513	Kennedy-Wilson Holdings, Inc.	558,855

Shares	Description	Value
Common Stocks – (continued)
Road & Rail – 0.7%
8,178	Old Dominion Freight Line, Inc.	$ 730,459

Semiconductors & Semiconductor Equipment – 2.0%
45,208	Cypress Semiconductor Corp.	632,460
54,094	Marvell Technology Group Ltd.	932,580
8,033	Microchip Technology, Inc.	669,149

		2,234,189

Software* – 2.7%
6,911	ANSYS, Inc.	873,066
8,901	CommVault Systems, Inc.	499,569
7,012	Fortinet, Inc.	275,852
29,453	Nuance Communications, Inc.	545,175
20,950	Verint Systems, Inc.	861,045

		3,054,707

Specialty Retail – 1.9%
11,181	Burlington Stores, Inc.*	1,094,061
7,056	CarMax, Inc.*(a)	443,328
3,836	Foot Locker, Inc.	227,897
3,474	Lithia Motors, Inc. Class A	315,613
15,812	Office Depot, Inc.	80,799

		2,161,698

Textiles, Apparel & Luxury Goods – 0.2%
2,569	Carter’s, Inc.	211,069

Thrifts & Mortgage Finance – 1.1%
50,114	Radian Group, Inc.	804,831
11,868	Washington Federal, Inc.	379,182

		1,184,013

Trading Companies & Distributors* – 2.1%
9,878	Beacon Roofing Supply, Inc.	476,416
3,944	United Rentals, Inc.	428,831
28,058	Univar, Inc.	853,525
8,901	WESCO International, Inc.	544,296

		2,303,068

Water Utilities – 0.6%
21,565	Aqua America, Inc.	704,960

TOTAL COMMON STOCKS (Cost $105,700,087)		$109,580,757

GOLDMAN SACHS SMALL/MID CAP VALUE FUND

Schedule of Investments (continued)

May 31, 2017 (Unaudited)

Shares	Distribution Rate	Value
Investment Companies(b)(c) – 0.0%
Goldman Sachs Financial Square Government Fund - Institutional Shares
136	0.678%	$ 136
(Cost $136)

TOTAL INVESTMENTS — 98.6% (Cost $105,700,223)		$109,580,893

OTHER ASSETS IN EXCESS OF LIABILITIES — 1.4%		1,503,661

NET ASSETS — 100.0%		$111,084,554

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.

*	Non-income producing security.

(a)	All or a portion of security is on loan.

(b)	Represents an Affiliated fund.

(c)	Variable rate security. Interest rate or distribution rate disclosed is that which is in effect on May 31, 2017.

Investment Abbreviation:
PLC	— Public Limited Company

For information on the mutual funds, please call our toll free Shareholder Services Line at 1-800-526-7384 or visit us on the web at www.GSAMFUNDS.com.

GOLDMAN SACHS SMALL/MID CAP VALUE FUND

Schedule of Investments (continued)

May 31, 2017 (Unaudited)

ADDITIONAL INVESTMENT INFORMATION

TAX INFORMATION – At May 31, 2017, the Fund’s aggregate security unrealized gains and losses based on cost for U.S. federal income tax purposes were as follows:

Tax Cost	$106,624,000

Gross unrealized gain	6,791,569
Gross unrealized loss	(3,834,676)

Net unrealized security gain	$2,956,893

Additional information regarding the Fund is available in the Fund’s most recent Annual and Semi-Annual Reports to Shareholders. This information is available on the Securities and Exchange Commission’s website (www.sec.gov).

GOLDMAN SACHS FUNDAMENTAL EQUITY VALUE FUNDS

Schedule of Investments (continued)

May 31, 2017 (Unaudited)

NOTES TO THE SCHEDULE OF INVESTMENTS

Investment Valuation — The Funds’ valuation policy is to value investments at fair value.

Investments and Fair Value Measurements — The fair value of a financial instrument is the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e., the exit price). GAAP establishes a fair value hierarchy that prioritizes the inputs to valuation techniques used to measure fair value. The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). The levels used for classifying investments are not necessarily an indication of the risk associated with investing in these investments. The three levels of the fair value hierarchy are described below:

Level 1 — Unadjusted quoted prices in active markets that are accessible at the measurement date for identical, unrestricted assets or liabilities;

Level 2 — Quoted prices in markets that are not active or financial instruments for which significant inputs are observable (including, but not limited to, quoted prices for similar investments, interest rates, foreign exchange rates, volatility and credit spreads), either directly or indirectly;

Level 3 — Prices or valuations that require significant unobservable inputs (including GSAM’s assumptions in determining fair value measurement).

Changes in valuation techniques may result in transfers into or out of an assigned level within the hierarchy. In accordance with the Funds’ policy, transfers between different levels of the fair value hierarchy resulting from such changes are deemed to have occurred as of the beginning of the reporting period.

The Board of Trustees (“Trustees”) has approved Valuation Procedures that govern the valuation of the portfolio investments held by the Funds, including investments for which market quotations are not readily available. The Trustees have delegated to GSAM day-to-day responsibility for implementing and maintaining internal controls and procedures related to the valuation of the Funds’ portfolio investments. To assess the continuing appropriateness of pricing sources and methodologies, GSAM regularly performs price verification procedures and issues challenges as necessary to third party pricing vendors or brokers, and any differences are reviewed in accordance with the Valuation Procedures.

Level 1 and Level 2 Fair Value Investments — The valuation techniques and significant inputs used in determining the fair values for investments classified as Level 1 and Level 2 are as follows:

Equity Securities — Equity securities traded on a United States (“U.S.”) securities exchange or the NASDAQ system, or those located on certain foreign exchanges, including but not limited to the Americas, are valued daily at their last sale price or official closing price on the principal exchange or system on which they are traded. If there is no sale or official closing price or such price is believed by GSAM to not represent fair value, equity securities are valued at the last bid price for long positions and at the last ask price for short positions. To the extent these investments are actively traded, they are classified as Level 1 of the fair value hierarchy, otherwise they are generally classified as Level 2.

Unlisted equity securities for which market quotations are available are valued at the last sale price on the valuation date, or if no sale occurs, at the last bid price. Securities traded on certain foreign securities exchanges are valued daily at fair value determined by an independent fair value service (if available) under Valuation Procedures approved by the Trustees and consistent with applicable regulatory guidance. The independent fair value service takes into account multiple factors including, but not limited to, movements in the securities markets, certain depositary receipts, futures contracts and foreign currency exchange rates that have occurred subsequent to the close of the foreign securities exchange. These investments are generally classified as Level 2 of the fair value hierarchy.

Underlying Funds (including Money Market Funds) — Underlying Funds (“Underlying Funds”) include other investment companies and exchange-traded funds (“ETFs”). Investments in the Underlying Funds (except ETFs) are valued at the NAV per share of the Institutional Share class on the day of valuation. ETFs are valued daily at the last sale price or official closing price on the principal exchange or system on which the investment is traded. Because the Funds invest in Underlying Funds that fluctuate in value, the Funds’ shares will correspondingly fluctuate in value. To the extent these investments are actively traded, they are classified as Level 1 of the fair value hierarchy, otherwise they are generally classified as Level 2. For information regarding an Underlying Fund’s accounting policies and investment holdings, please see the Underlying Fund’s shareholder report.

Securities Lending — The Mid Cap Value, Small Cap Value and Small/Mid Cap Value Funds may lend its securities through a securities lending agent, the Bank of New York Mellon (“BNYM”), to certain qualified borrowers. In accordance with the Fund’s securities lending procedures, the Fund receives cash collateral at least equal to the market value of the securities on loan. The market value of the loaned securities is determined at the close of business of the Fund, at its last sale price or official closing price on the principal exchange or system on which they are traded, and any additional required collateral is delivered to the Fund on the next business day. As with other extensions of credit, the Fund may experience delay in the recovery of their securities or incur a loss should the borrower of the securities breach its agreement with the Fund or become insolvent at a time when the collateral is insufficient to cover the cost of repurchasing securities on loan. Dividend income received from securities on loan may not be subject to withholding taxes and therefore withholding taxes paid may differ from the amounts listed in the Statement of Operations. Loans of securities are terminable at any time and as such 1) the remaining contractual maturities of the outstanding securities lending transactions are considered to be overnight and continuous and 2) the borrower, after notice, is required to return borrowed securities within the standard time period for settlement of securities transactions.

GOLDMAN SACHS CAPITAL GROWTH FUND

Schedule of Investments (continued)

May 31, 2017 (Unaudited)

NOTES TO THE SCHEDULE OF INVESTMENTS (continued)

Effective December 31, 2016, the Mid Cap Value, Small Cap Value and Small/Mid Cap Value Funds began lending their securities and investing the cash collateral received in connection with securities lending transactions in the Goldman Sachs Financial Square Government Fund (“Government Money Market Fund”), an affiliated series of the Trust. Thither Government Money Market Fund is registered under the Act as an open end investment company, is subject to Rule 2a-7 under the Act, and is managed by GSAM, for which GSAM may receive a management fee of up to 0.205% on an annualized basis of the average daily net assets of the Government Money Market Fund. In the event of a default by a borrower with respect to any loan, BNYM may exercise any and all remedies provided under the applicable borrower agreement to make the Fund whole. These remedies include purchasing replacement securities by applying the collateral held from the defaulting broker against the purchase cost of the replacement securities. If BNYM is unable to purchase replacement securities, BNYM will indemnify the Fund by paying the Fund an amount equal to the market value of the securities loaned minus the value of the cash collateral received from the borrower for the loan, subject to an exclusion for any shortfalls resulting from a loss of value in such cash collateral due to reinvestment risk. The Portfolio’s loaned securities were all subject to enforceable Securities Lending Agreements and the value of the collateral is at least equal to the value of the cash received.

Each of the Mid Cap Value, Small Cap Value and Small/Mid Cap Value Funds and BNYM received compensation relating to the lending of the Fund’s securities.

Short Term Investments — Short-term investments having a maturity of 60 days or less are valued using available market quotations as provided by a third party pricing vendor or broker. These investments are classified as Level 2 of the fair value hierarchy.

Level 3 Fair Value Investments — To the extent that significant inputs to valuation models and other alternative pricing sources are unobservable, or if quotations are not readily available, or if GSAM believes that such quotations do not accurately reflect fair value, the fair value of the Funds’ investments may be determined under Valuation Procedures approved by the Trustees. GSAM, consistent with its procedures and applicable regulatory guidance, may make an adjustment to the most recent valuation prices of either domestic or foreign securities in light of significant events to reflect what it believes to be the fair value of the securities at the time of determining a Fund’s NAV. Significant events which could affect a large number of securities in a particular market may include, but are not limited to: significant fluctuations in U.S. or foreign markets; market dislocations; market disruptions; or unscheduled market closings. Significant events which could also affect a single issuer may include, but are not limited to: corporate actions such as reorganizations, mergers and buy-outs; ratings downgrades; and bankruptcies.

Fair Value Hierarchy — The following is a summary of the Funds’ investments classified in the fair value hierarchy as of May 31, 2017:

EQUITY INCOME

Investment Type	Level 1	Level 2	Level 3
Assets
Common Stock and/or Other Equity Investments(a)
Europe	$11,053,586	$—	$—
North America	371,019,621	—	—
Investment Company	5,045,446	—	—
Securities Lending Reinvestment Vehicle	5,765,550	—	—
Total	$392,884,203	$—	$—

FOCUSED VALUE

Investment Type	Level 1	Level 2	Level 3
Assets
Common Stock and/or Other Equity Investments(a)
Europe	$151,382	$—	$—
North America	3,862,862	—	—
Investment Company	134,050	—	—
Securities Lending Reinvestment Vehicle	33,800	—	—
Total	$4,182,094	$—	$—

LARGE CAP VALUE

Investment Type	Level 1	Level 2	Level 3
Assets
Common Stock and/or Other Equity Investments(a)
Europe	$70,939,899	$—	$—
North America	807,452,940	—	—
Investment Company	10,488,854	—	—
Securities Lending Reinvestment Vehicle	12,618,200	—	—
Total	$901,499,893	$—	$—

GOLDMAN SACHS CAPITAL GROWTH FUND

Schedule of Investments (continued)

May 31, 2017 (Unaudited)

NOTES TO THE SCHEDULE OF INVESTMENTS (continued)

MID CAP VALUE

Investment Type	Level 1	Level 2	Level 3
Assets
Common Stock and/or Other Equity Investments(a)
Asia	$19,216,932	$—	$—
Europe	9,655,664	—	—
North America	3,070,507,366	—	—
Investment Company	79,560,018	—	—
Securities Lending Reinvestment Vehicle	66,713,415	—	—
Total	$3,245,653,395	$—	$—

SMALL CAP VALUE

Investment Type	Level 1	Level 2	Level 3
Assets
Common Stock and/or Other Equity Investments(a)
Europe	$48,790,980	$—	$—
North America	6,450,292,822	—	—
Exchange Traded Fund	62,648,303	—	—
Securities Lending Reinvestment Vehicle	84,693,141	—	—
Total	$6,646,425,246	$—	$—

SMALL/MID CAP VALUE

Investment Type	Level 1	Level 2	Level 3
Assets
Common Stock and/or Other Equity Investments(a)
Europe	$1,373,051	$—	$—
North America	108,207,706	—	—
Investment Company	136	—	—
Total	$109,580,893	$—	$—

(a)	Amounts are disclosed by continent to highlight the impact of time zone differences between local market close and the calculation of net asset value. Security valuations are based on the principal exchange or system on which they are traded, which may differ from country of domicile noted in the table. The Funds utilize fair value model prices provided by an independent fair value service for international equity securities, resulting in a Level 2 classification.

For further information regarding security characteristics, see the Schedules of Investments.

The Funds’ risks include, but are not limited to, the following:

Foreign Countries Risk — Investing in foreign markets may involve special risks and considerations not typically associated with investing in the United States. Foreign securities may be subject to risk of loss because of more or less foreign government regulation, less public information and less economic, political and social stability in the countries in which a Fund invests. The imposition of exchange controls, confiscations, trade restrictions (including tariffs) and other government restrictions by the United States or other governments, or from problems in share registration, settlement or custody, may also result in losses. Foreign risk also involves the risk of negative foreign currency rate fluctuations, which may cause the value of securities denominated in such foreign currency (or other instruments through which a Fund has exposure to foreign currencies) to decline in value. Currency exchange rates may fluctuate significantly over short periods of time.

Investments in Other Investment Companies — As a shareholder of another investment company, including an exchange-traded fund (“ETF”), a Fund will indirectly bear its proportionate share of any net management fees and other expenses paid by such other investment companies, in addition to the fees and expenses regularly borne by the Fund. ETFs are subject to risks that do not apply to conventional mutual funds, including but not limited to the following: (i) the market price of the ETF’s shares may trade at a premium or a discount to their NAV; and (ii) an active trading market for an ETF’s shares may not develop or be maintained.

Large Shareholder Transactions Risk — A Fund may experience adverse effects when certain large shareholders, such as other funds, institutional investors (including those trading by use of non-discretionary mathematical formulas), financial intermediaries (who may make investment decisions on behalf of underlying clients and/or include a Fund in their investment model), individuals, accounts and Goldman Sachs affiliates, purchase or redeem large amounts of shares of a Fund. Such large shareholder redemptions may cause a Fund to sell portfolio securities at times when it would

GOLDMAN SACHS CAPITAL GROWTH FUND

Schedule of Investments (continued)

May 31, 2017 (Unaudited)

NOTES TO THE SCHEDULE OF INVESTMENTS (continued)

not otherwise do so, which may negatively impact a Fund’s NAV and liquidity. These transactions may also accelerate the realization of taxable income to shareholders if such sales of investments resulted in gains, and may also increase transaction costs. In addition, a large redemption could result in a Fund’s current expenses being allocated over a smaller asset base, leading to an increase in the Fund’s expense ratio. Similarly, large Fund share purchases may adversely affect a Fund’s performance to the extent that the Fund is delayed in investing new cash and is required to maintain a larger cash position than it ordinarily would.

Liquidity Risk — A Fund may make investments that are illiquid or that may become less liquid in response to market developments or adverse investor perceptions. Illiquid investments may be more difficult to value. Liquidity risk may also refer to the risk that a Fund will not be able to pay redemption proceeds within the allowable time period because of unusual market conditions, an unusually high volume of redemption requests, or other reasons. To meet redemption requests, a Fund may be forced to sell investments at an unfavorable time and/or under unfavorable conditions.

Market and Credit Risks — In the normal course of business, the Funds trade financial instruments and enter into financial transactions where risk of potential loss exists due to changes in the market (market risk). Additionally, the Funds may also be exposed to credit risk in the event that an issuer or guarantor fails to perform or that an institution or entity with which the Funds have unsettled or open transactions defaults.

Non-Diversification Risk — The Focused Value Fund is non-diversified, meaning that is permitted to invest a larger percentage of its assets in fewer issuers than diversified mutual funds. Thus, the Fund may be more susceptible to adverse developments affecting any single issuer held in its portfolio, and may be more susceptible to greater losses because of these developments.

Sector Risk — To the extent a Fund focuses its investments in securities of issuers in one or more sectors (such as the financial services or telecommunications sectors), the Fund will be subject, to a greater extent than if its investments were diversified across different sectors, to the risks of volatile economic cycles and/or conditions and developments that may be particular to that sector, such as: adverse economic, business, political, environmental or other developments.

GOLDMAN SACHS ENHANCED DIVIDEND GLOBAL EQUITY PORTFOLIO

Schedule of Investments

May 31, 2017 (Unaudited)

Shares	Description	Value
Underlying Funds (Institutional Shares)(a) – 99.0%
Equity – 99.0%
20,641,182	Goldman Sachs U.S. Equity Dividend and Premium Fund	$261,936,597
20,729,053	Goldman Sachs International Equity Dividend and Premium Fund	148,834,603
6,141,517	Goldman Sachs Tactical Tilt Overlay Fund	60,309,697
2,157,451	Goldman Sachs Small Cap Equity Insights Fund	49,686,105
3,659,547	Goldman Sachs Emerging Markets Equity Insights Fund	34,875,480
4,038,532	Goldman Sachs MLP Energy Infrastructure Fund	31,258,239
2,003,531	Goldman Sachs International Small Cap Insights Fund	24,483,149

TOTAL INVESTMENTS – 99.0% (Cost $518,300,049)		$611,383,870

OTHER ASSETS IN EXCESS OF LIABILITIES – 1.0%		6,038,342

NET ASSETS – 100.0%		$617,422,212

The percentage shown for each investment and investment category reflects the value of the respective investment or category as a percentage of net assets.

(a)	Represents affiliated Funds.

Investment Abbreviations:
AUD	— Australian Dollar
CHF	— Swiss Franc
EUR	— Euro
GBP	— British Pound
JPY	— Japanese Yen
USD	— United States Dollar

For information on the mutual funds, please call our toll-free Shareholder Services Line at 1-800-526-7384 or visit us on the web at www.GSAMFUNDS.com.

GOLDMAN SACHS ENHANCED DIVIDEND GLOBAL EQUITY PORTFOLIO

Schedule of Investments (continued)

May 31, 2017 (Unaudited)

ADDITIONAL INVESTMENT INFORMATION

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS — At May 31, 2017, the Portfolio had the following forward foreign currency exchange contracts:

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS WITH UNREALIZED GAIN

Counterparty	Currency Purchased		Currency Sold		Settlement Date	Current Value	Unrealized Gain

Morgan Stanley Co., Inc.	USD	6,137,112	AUD	8,089,962	06/21/17	$6,009,318	$127,794

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS WITH UNREALIZED LOSS

Counterparty	Currency Purchased		Currency Sold		Settlement Date	Current Value	Unrealized Loss

Morgan Stanley Co., Inc.	USD	6,992,873	CHF	7,030,844	06/21/17	$7,268,456	$(275,583)
	USD	24,720,387	EUR	23,384,225	06/21/17	26,295,576	(1,575,189)
	USD	14,238,585	GBP	11,549,415	06/21/17	14,889,859	(651,274)
	USD	18,546,283	JPY	2,110,272,100	06/21/17	19,070,468	(524,185)

TOTAL							$(3,026,231)

FUTURES CONTRACT — At May 31, 2017, the Portfolio had the following futures contracts:

Type	Number of Contracts Long (Short)	Expiration Date	Current Value	Unrealized Gain (Loss)

S&P 500 E-Mini Index	51	June 2017	$6,148,305	$109,857

TAX INFORMATION — At May 31, 2017, the Portfolio’s aggregate security unrealized gains and losses based on cost for U.S. federal income tax purposes were as follows:

Tax cost	$536,989,411

Gross unrealized gain	97,329,857
Gross unrealized loss	(22,935,398)

Net unrealized security gain	$74,394,459

Additional information regarding the Portfolio is available in the Portfolio’s most recent Annual and Semi-Annual Reports to Shareholders. This information is available on the Securities and Exchange Commission’s website (www.sec.gov).

GOLDMAN SACHS TAX-ADVANTAGED GLOBAL EQUITY PORTFOLIO

Schedule of Investments

May 31, 2017 (Unaudited)

Shares	Description	Value
Underlying Funds (Institutional Shares)(a) – 99.1%
Equity – 99.1%
52,692,430	Goldman Sachs U.S. Tax-Managed Equity Fund	$1,076,506,352
51,509,785	Goldman Sachs International Tax-Managed Equity Fund	508,401,583
21,067,278	Goldman Sachs Tactical Tilt Overlay Fund	206,880,668
12,562,049	Goldman Sachs Emerging Markets Equity Insights Fund	119,716,326
13,853,834	Goldman Sachs MLP Energy Infrastructure Fund	107,228,672
6,874,936	Goldman Sachs International Small Cap Insights Fund	84,011,713

TOTAL INVESTMENTS – 99.1% (Cost $1,600,968,778)		$2,102,745,314

OTHER ASSETS IN EXCESS OF LIABILITIES – 0.9%		20,139,967

NET ASSETS – 100.0%		$2,122,885,281

The percentage shown for each investment and investment category reflects the value of the respective investment or category as a percentage of net assets.

(a)	Represents affiliated Funds.

Investment Abbreviations:
AUD	— Australian Dollar
CHF	— Swiss Franc
EUR	— Euro
GBP	— British Pound
JPY	— Japanese Yen
USD	— United States Dollar

For information on the mutual funds, please call our toll-free Shareholder Services Line at 1-800-526-7384 or visit us on the web at www.GSAMFUNDS.com.

GOLDMAN SACHS TAX-ADVANTAGED GLOBAL EQUITY PORTFOLIO

Schedule of Investments (continued)

May 31, 2017 (Unaudited)

ADDITIONAL INVESTMENT INFORMATION

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS — At May 31, 2017, the Portfolio had the following forward foreign currency exchange contracts:

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACT WITH UNREALIZED GAIN

Counterparty	Currency Purchased		Currency Sold		Settlement Date	Current Value	Unrealized Gain

Morgan Stanley Co., Inc.	USD	20,302,187	AUD	26,774,774	06/21/17	$19,888,616	$413,571

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACT WITH UNREALIZED LOSS

Counterparty	Currency Purchased		Currency Sold		Settlement Date	Current Value	Unrealized Loss

Morgan Stanley Co., Inc.	USD	23,834,575	CHF	23,972,984	06/21/17	$24,783,168	$(948,593)
	USD	84,313,848	EUR	79,803,958	06/21/17	89,739,601	(5,425,753)
	USD	48,551,219	GBP	39,411,169	06/21/17	50,810,085	(2,258,866)
	USD	64,015,983	JPY	7,289,154,282	06/21/17	65,871,876	(1,855,893)

TOTAL							$(10,489,105)

FUTURES CONTRACT — At May 31, 2017, the Portfolio had the following futures contracts:

Type	Number of Contracts Long (Short)	Expiration Date	Current Value	Unrealized Gain (Loss)

S&P 500 E-Mini Index	169	June 2017	$20,373,795	$358,895

TAX INFORMATION — At May 31, 2017, the Portfolio’s aggregate security unrealized gains and losses based on cost for U.S. federal income tax purposes were as follows:

Tax cost	$1,636,529,248

Gross unrealized gain	520,860,906
Gross unrealized loss	(54,644,840)

Net unrealized security gain	$466,216,066

Additional information regarding the Portfolio is available in the Portfolio’s most recent Annual and Semi-Annual Reports to Shareholders. This information is available on the Securities and Exchange Commission’s website (www.sec.gov).

GOLDMAN SACHS GLOBAL TAX-AWARE EQUITY PORTFOLIOS

Schedule of Investments (continued)

May 31, 2017 (Unaudited)

NOTES TO THE SCHEDULE OF INVESTMENTS

Investment Valuation — The Portfolios’ valuation policy, as well as the Underlying Funds’, is to value investments at fair value.

Investments and Fair Value Measurements — The fair value of a financial instrument is the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e., the exit price). Accounting principles generally accepted in the United States of America “GAAP” establishes a fair value hierarchy that prioritizes the inputs to valuation techniques used to measure fair value. The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). The levels used for classifying investments are not necessarily an indication of the risk associated with investing in these investments. The three levels of the fair value hierarchy are described below:

Level 1— Unadjusted quoted prices in active markets that are accessible at the measurement date for identical, unrestricted assets or liabilities;

Level 2 — Quoted prices in markets that are not active or financial instruments for which significant inputs are observable (including, but not limited to, quoted prices for similar investments, interest rates, foreign exchange rates, volatility and credit spreads), either directly or indirectly;

Level 3 — Prices or valuations that require significant unobservable inputs (including Goldman Sachs Asset Management, L.P. (“GSAM”)’s assumptions in determining fair value measurement).

Changes in valuation techniques may result in transfers into or out of an assigned level within the hierarchy. In accordance with the Portfolios’ policy, transfers between different levels of the fair value hierarchy resulting from such changes are deemed to have occurred as of the beginning of the reporting period.

The Board of Trustees (“Trustees”) has approved Valuation Procedures that govern the valuation of the portfolio investments held by the Portfolios, including investments for which market quotations are not readily available. The Trustees have delegated to GSAM day-to-day responsibility for implementing and maintaining internal controls and procedures related to the valuation of the Portfolio’s investments. To assess the continuing appropriateness of pricing sources and methodologies, GSAM regularly performs price verification procedures and issues challenges as necessary to third party pricing vendors or brokers, and any differences are reviewed in accordance with the Valuation Procedures.

A. Level 1 and Level 2 Fair Value Investments — The valuation techniques and significant inputs used in determining the fair values for investments classified as Level 1 and Level 2 are as follows:

Underlying Funds — Investments in the Underlying Funds are valued at the net asset value (“NAV”) per share of the Institutional Share class of each Underlying Fund on the day of valuation. Because each Portfolio invests primarily in other mutual funds that fluctuate in value, the Portfolios’ shares will correspondingly fluctuate in value. These investments are generally classified as Level 1 of the fair value hierarchy. For information regarding an Underlying Fund’s accounting policies and investment holdings, please see the Underlying Fund’s shareholder report.

Derivative Contracts — A derivative is an instrument whose value is derived from underlying assets, indices, reference rates or a combination of these factors. A Portfolio enters into derivative transactions to hedge against changes in interest rates, securities prices, and/or currency exchange rates, to increase total return, or to gain access to certain markets or attain exposure to other underliers.

GOLDMAN SACHS GLOBAL TAX-AWARE EQUITY PORTFOLIOS

Schedule of Investments (continued)

May 31, 2017 (Unaudited)

NOTES TO THE SCHEDULE OF INVESTMENTS (continued)

Exchange-traded derivatives, including futures and options contracts, are valued at the last sale or settlement price and typically fall within Level 1 of the fair value hierarchy. Over-the-counter (“OTC”) and centrally cleared derivatives are valued using market transactions and other market evidence, including market-based inputs to models, calibration to market-clearing transactions, broker or dealer quotations, or other alternative pricing sources. Where models are used, the selection of a particular model to value OTC and centrally cleared derivatives depends upon the contractual terms of, and specific risks inherent in, the instrument, as well as the availability of pricing information in the market. Valuation models require a variety of inputs, including contractual terms, market prices, yield curves, credit curves, measures of volatility, voluntary and involuntary prepayment rates, loss severity rates and correlations of such inputs. For OTC and centrally cleared derivatives that trade in liquid markets, model inputs can generally be verified and model selection does not involve significant management judgment. OTC and centrally cleared derivatives are classified within Level 2 of the fair value hierarchy when significant inputs are corroborated by market evidence.

i. Forward Contracts — A forward contract is a contract between two parties to buy or sell an asset at a specified price on a future date. A forward contract settlement can occur on a cash or delivery basis. Forward contracts are marked-to-market daily using independent vendor prices, and the change in value, if any, is recorded as an unrealized gain or loss. Cash and certain investments may be used to collateralize forward contracts.

A forward foreign currency contract is a forward contract in which a Portfolio agrees to receive or deliver a fixed quantity of one currency for another, at a pre-determined price at a future date. All forward foreign currency exchange contracts are marked-to-market daily at the applicable forward rate. Non-deliverable forward foreign currency exchange contracts are settled with the counterparty in cash without the delivery of foreign currency.

ii. Futures Contracts — Futures contracts are contracts to buy or sell a standardized quantity of a specified commodity or security and are valued based on exchanged settlement prices or independent market quotes. Futures contracts are valued at the last settlement price, or in the absence of a sale, the last bid price for long positions and at the last ask price for short positions, at the end of each day on the board of trade or exchange upon which they are traded. Upon entering into a futures contract, a Portfolio deposits cash or securities in an account on behalf of the broker in an amount sufficient to meet the initial margin requirement. Subsequent payments are made or received by a Portfolio equal to the daily change in the contract value and are recorded as variation margin receivable or payable with a corresponding offset to unrealized gains or losses.

B. Level 3 Fair Value Investments — To the extent that significant inputs to valuation models and other alternative pricing sources are unobservable, or if quotations are not readily available, or if GSAM believes that such quotations do not accurately reflect fair value, the fair value of a Portfolio’s investments may be determined under Valuation Procedures approved by the Trustees. GSAM, consistent with its procedures and applicable regulatory guidance, may make an adjustment to the most recent valuation prices of either domestic or foreign securities in light of significant events to reflect what it believes to be the fair value of the securities at the time of determining a Portfolio’s NAV. Significant events which could affect a large number of securities in a particular market may include, but are not limited to: significant fluctuations in U.S. or foreign markets; market dislocations; market disruptions; or unscheduled market closings. Significant events which could also affect a single issuer may include, but are not limited to: corporate actions such as reorganizations, mergers and buy-outs; ratings downgrades; and bankruptcies.

GOLDMAN SACHS GLOBAL TAX-AWARE EQUITY PORTFOLIOS

Schedule of Investments (continued)

May 31, 2017 (Unaudited)

NOTES TO THE SCHEDULE OF INVESTMENTS (continued)

C. Fair Value Hierarchy — The following is a summary of the Portfolios’ investments and derivatives classified in the fair value hierarchy as of May 31, 2017:

ENHANCED DIVIDEND GLOBAL EQUITY

Investment Type	Level 1	Level 2	Level 3
Assets
Equity Underlying Funds	$611,383,870	$—	$—

Derivative Type
Assets(a)
Forward Foreign Currency Exchange Contracts	$—	$127,794	$—
Futures Contracts	109,857	—	—
Total	$109,857	$127,794	$—
Liabilities(a)
Forward Foreign Currency Exchange Contracts	$—	$(3,026,231)	$—

TAX-ADVANTAGED GLOBAL EQUITY

Investment Type	Level 1	Level 2	Level 3
Assets
Equity Underlying Funds	$2,102,745,314	$—	$—

Derivative Type
Assets(a)
Forward Foreign Currency Exchange Contracts	$—	$413,571	$—
Futures Contracts	358,895	—	—
Total	$358,895	$413,571	$—
Liabilities(a)
Forward Foreign Currency Exchange Contracts	$—	$(10,489,105)	$—

(a)	Amount shown represents unrealized gain (loss) at period end.

For further information regarding security characteristics, see the Schedules of Investments.

GOLDMAN SACHS GLOBAL TAX-AWARE EQUITY PORTFOLIOS

Schedule of Investments (continued)

May 31, 2017 (Unaudited)

NOTES TO THE SCHEDULE OF INVESTMENTS (continued)

The Portfolios’ and Underlying Funds’ risks include, but are not limited to, the following:

Derivatives Risk — A Portfolios’ use of derivatives may result in loss. Derivative instruments, which may pose risks in addition to and greater than those associated with investing directly in securities, currencies or other instruments, may be illiquid or less liquid, volatile, difficult to price and leveraged so that small changes in the value of the underlying instruments may produce disproportionate losses to the Portfolios. Derivatives are also subject to counterparty risk, which is the risk that the other party in the transaction will not fulfill its contractual obligation. The use of derivatives is a highly specialized activity that involves investment techniques and risks different from those associated with investments in more traditional securities and instruments. Losses from derivatives can also result from a lack of correlation between changes in the value of derivative instruments and the portfolio assets (if any) being hedged.

Energy Sector Risk — The Underlying MLP Fund concentrates its investments in the energy sector, and will therefore be susceptible to adverse economic, environmental, business, regulatory or other occurrences affecting that sector. The energy sector has historically experienced substantial price volatility. MLPs and other companies operating in the energy sector are subject to specific risks, including, among others: fluctuations in commodity prices; reduced consumer demand for commodities such as oil, natural gas or petroleum products; reduced availability of natural gas or other commodities for transporting, processing, storing or delivering; slowdowns in new construction; extreme weather or other natural disasters; and threats of attack by terrorists on energy assets. Additionally, changes in the regulatory environment for energy companies may adversely impact their profitability. Over time, depletion of natural gas reserves and other energy reserves may also affect the profitability of energy companies.

Foreign and Emerging Countries Risk — Investing in foreign markets may involve special risks and considerations not typically associated with investing in the United States. Foreign securities may be subject to risk of loss because of more or less foreign government regulation, less public information and less economic, political and social stability in the countries in which a Portfolio or an Underlying Fund invests. The imposition of exchange controls, confiscations, trade restrictions (including tariffs) and other government restrictions by the United States or other governments, or from problems in share registration, settlement or custody, may also result in losses. Foreign risk also involves the risk of negative foreign currency rate fluctuations, which may cause the value of securities denominated in such foreign currency (or other instruments through which a Portfolio or an Underlying Fund has exposure to foreign currencies) to decline in value. Currency exchange rates may fluctuate significantly over short periods of time. To the extent that a Portfolio or an Underlying Fund also invests in securities of issuers located in emerging markets, these risks may be more pronounced.

Investments in the Underlying Funds — The Portfolios invest primarily in a combination of Underlying Funds, and are subject to the risk factors associated with the investments of those Underlying Funds in direct proportion to the amount of assets allocated to each. As of May 31, 2017, the Enhanced Dividend Global Equity Portfolio invested 42.4% and 24.1% of its net assets in the Goldman Sachs U.S. Equity Dividend and Premium Fund (the “U.S. Equity Dividend and Premium Fund”) and the Goldman Sachs International Equity Dividend and Premium Fund (the “International Equity Dividend and Premium Fund”), respectively. Because of the high concentration of its assets in these Underlying Funds, the Enhanced Dividend Global Equity Portfolio has greater exposure to the risks associated with these Underlying Funds than it does to the risks associated with the other Underlying Funds in which it invests. The U.S. Equity Dividend and Premium Fund invests primarily in dividend paying equity investments in large-capitalization U.S. equity issuers, with public stock market capitalizations within the range of the market capitalization of the S&P 500® at the time of investment. This Underlying Fund expects that, under normal circumstances, it will write call options on the S&P 500® Index or related exchange-traded funds in an amount that is between 25% and 75% of the value of its portfolio. The International Equity Dividend and Premium Fund invests primarily in dividend-paying equity investments in companies that are organized outside the U.S. or whose securities are principally traded outside the U.S. with public stock market capitalizations within the range of capitalization of the Morgan Stanley Capital International (“MSCI”) Europe, Australia, Far East (EAFE) Index (“MSCI EAFE Index”) at the time of investment. This Underlying Fund expects that, under normal circumstances, it will write call options on the MSCI EAFE Index, other national or regional stock market indices or related exchange-traded funds in an amount that is between 25% and 75% of the value of its portfolio.

As of May 31, 2017, the Tax-Advantaged Global Equity Portfolio invested 50.7% and 23.9% of its net assets in the Goldman Sachs U.S. Tax-Managed Equity Fund (the “U.S. Tax-Managed Equity Fund”) and the Goldman Sachs International Tax-Managed Equity Fund (the “International Tax-Managed Equity Fund”), respectively. Because of the high concentration of its assets in these Underlying Funds, the Tax-Advantaged Global Equity Portfolio has greater exposure to the risks associated with these Underlying Funds than it does to the risks associated with the other Underlying Funds in which it invests. The U.S. Tax-Managed Equity Fund invests in a broadly diversified portfolio of equity investments in U.S. issuers, including foreign issuers that are traded in the U.S. This Underlying Fund will seek to maintain risk, style, capitalization and industry characteristics similar to the Russell 3000 Index. The International Tax-Managed Equity Fund invests primarily in international equity securities. This Underlying Fund will seek to maintain risk, style, capitalization and industry characteristics similar to the MSCI EAFE Index. The investment adviser may seek tax-efficiency by offsetting gains and losses, limiting portfolio turnover or selling high tax basis securities for both Underlying Funds.

GOLDMAN SACHS GLOBAL TAX-AWARE EQUITY PORTFOLIOS

Schedule of Investments (continued)

May 31, 2017 (Unaudited)

NOTES TO THE SCHEDULE OF INVESTMENTS (continued)

The Portfolios do not invest in the Underlying Funds for the purpose of exercising management or control; however, investments by the Portfolios within their principal investment strategies may represent a significant portion of an Underlying Fund’s net assets.

Large Shareholder Transactions Risk — A Portfolio or an Underlying Fund may experience adverse effects when certain large shareholders, such as other funds, institutional investors (including those trading by use of non-discretionary mathematical formulas), financial intermediaries (who may make investment decisions on behalf of underlying clients and/or include a Portfolio or an Underlying Fund in their investment model), individuals, accounts and Goldman Sachs affiliates, purchase or redeem large amounts of shares of a Portfolio or an Underlying Fund. Such large shareholder redemptions may cause a Portfolio or an Underlying Fund to sell portfolio securities at times when it would not otherwise do so, which may negatively impact a Portfolio’s or an Underlying Fund’s NAV and liquidity. These transactions may also accelerate the realization of taxable income to shareholders if such sales of investments resulted in gains, and may also increase transaction costs. In addition, a large redemption could result in a Portfolio’s or an Underlying Fund’s current expenses being allocated over a smaller asset base, leading to an increase in the Portfolio’s or the Underlying Fund’s expense ratio. Similarly, large Portfolio or Underlying Fund share purchases may adversely affect a Portfolio’s or an Underlying Fund’s performance to the extent that the Portfolio or the Underlying Fund is delayed in investing new cash and is required to maintain a larger cash position than it ordinarily would.

Liquidity Risk — An Underlying Fund may make investments that are illiquid or that may become less liquid in response to market developments or adverse invest or perceptions. Illiquid investments may be more difficult to value. Liquidity risk may also refer to the risk that a Portfolio will not be able to pay redemption proceeds within the allowable time period because of unusual market conditions, an unusually high volume of redemption requests, or other reasons. To meet redemption requests a Portfolio may be forced to sell investments at an unfavorable time and/or under unfavorable conditions. Liquidity risk may be the result of, among other things, the reduced number and capacity of traditional market participants to make a market in fixed income securities or the lack of an active market. The potential for liquidity risk may be magnified by a rising interest rate environment or other circumstances where investor redemptions from fixed income mutual funds may be higher than normal, potentially causing increased supply in the market due to selling activity.

Market and Credit Risks — In the normal course of business, a Portfolio and an Underlying Fund trade financial instruments and enter into financial transactions where risk of potential loss exists due to changes in the market (market risk). Additionally, a Portfolio and/or an Underlying Fund may also be exposed to credit risk in the event that an issuer or guarantor fails to perform or that an institution or entity with which the Portfolio and the Underlying Fund has unsettled or open transactions defaults.

GOLDMAN SACHS STRATEGIC FACTOR ALLOCATION FUND

Schedule of Investments

May 31, 2017 (Unaudited)

Shares	Description	Value
Exchange Traded Fund – 33.6%
1,333,700	SPDR S&P 500 ETF Trust	$322,008,528
(Cost $305,007,634)

Shares	Distribution Rate	Value
Investment Company(a)(b) – 60.1%
Goldman Sachs Financial Square Government Fund - Institutional Shares
575,293,963	0.678%	$575,293,963
(Cost $575,293,963)

TOTAL INVESTMENTS – 93.7% (Cost $880,301,597)		$897,302,491

OTHER ASSETS IN EXCESS OF LIABILITIES – 6.3%		60,576,848

NET ASSETS – 100.0%		$957,879,339

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.

(a)	Represents an Affiliated fund.

(b)	Variable rate security. Interest rate or distribution rate disclosed is that which is in effect on May 31, 2017.

Currency Abbreviations:
AUD	— Australian Dollar
CAD	— Canadian Dollar
CHF	— Swiss Franc
EUR	— Euro
GBP	— British Pound
JPY	— Japanese Yen
NZD	— New Zealand Dollar
USD	— United States Dollar

Investment Abbreviations:
ETF	— Exchange Traded Fund
PLC	— Public Limited Company

For information on the mutual funds, please call our toll free Shareholder Services Line at 1-800-526-7384 or visit us on the web at www.GSAMFUNDS.com.

GOLDMAN SACHS STRATEGIC FACTOR ALLOCATION FUND

Schedule of Investments (continued)

May 31, 2017 (Unaudited)

ADDITIONAL INVESTMENT INFORMATION

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS — At May 31, 2017, the Portfolio had the following forward foreign currency exchange contracts:

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS WITH UNREALIZED GAIN

Counterparty	Currency Purchased		Currency Sold		Current Value	Settlement Date	Unrealized Gain

Citibank NA	CHF	14,490,000	USD	14,871,654	$14,984,131	06/23/17	$112,477
	USD	1,835,659	AUD	2,470,000	1,834,623	06/23/17	1,035
HSBC Bank PLC	USD	26,903,952	AUD	36,130,000	26,836,006	06/23/17	67,946
Morgan Stanley & Co. International	CAD	58,370,000	USD	43,203,460	43,229,129	06/23/17	25,669
	USD	72,935,259	CHF	70,530,000	72,935,180	06/23/17	79
State Street Bank and Trust	JPY	1,609,590,000	USD	14,437,617	14,548,782	06/23/17	111,165

TOTAL							$318,371

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS WITH UNREALIZED LOSS

Counterparty	Currency Purchased		Currency Sold		Current Value	Settlement Date	Unrealized Loss

Citibank NA	USD	1,346,970	CAD	1,820,000	$1,347,902	06/23/17	$(931)
Deutsche Bank AG	USD	27,783,242	EUR	24,800,000	27,894,205	06/23/17	(110,964)
	USD	27,213,321	NZD	39,420,000	27,915,281	06/23/17	(701,960)
HSBC Bank PLC	GBP	21,830,000	USD	28,454,357	28,147,990	06/23/17	(306,367)
Morgan Stanley & Co. International	EUR	38,560,000	USD	43,380,752	43,370,990	06/23/17	(9,762)
	NZD	39,420,000	USD	27,964,686	27,915,281	06/23/17	(49,405)
	USD	29,417,550	GBP	22,820,000	29,424,514	06/23/17	(6,965)
Royal Bank of Scotland PLC	GBP	990,000	USD	1,291,545	1,276,524	06/23/17	(15,021)
Societe Generale SA	USD	26,410,099	CAD	35,810,000	26,521,074	06/23/17	(110,975)

TOTAL							$(1,312,350)

FUTURES CONTRACTS — At May 31, 2017, the Portfolio had the following futures contracts:

Type	Number of Contracts Long (Short)	Expiration Date	Current Value	Unrealized Gain (Loss)

U.S. Long Bonds	1,781	September 2017	$273,940,062	$2,195,392

WRITTEN OPTIONS CONTRACTS — For the period ended May 31, 2017 the Portfolio had following written options:

OPTIONS ON EQUITIES CONTRACTS

Counterparty	Description	Contracts	Expiration Date	Strike Price	Value

Citibank NA (London) (Premium received $4,275,075)	Put - S&P 500 Index	$2,975	07/21/17	2,335%	$(4,165,000)

GOLDMAN SACHS STRATEGIC FACTOR ALLOCATION FUND

Schedule of Investments (continued)

May 31, 2017 (Unaudited)

ADDITIONAL INVESTMENT INFORMATION (continued)

For the period ended May 31, 2017, the Portfolio had the following written options activity:

OPTIONS ON EQUITIES

	Contracts	Premiums Received

Contracts Outstanding August 31, 2016	1,196	$1,877,720

Contracts Written	21,425	31,707,515
Contracts Bought to Close	(19,646)	(29,310,160)

Contracts Outstanding May 31, 2017	2,975	$4,275,075

TAX INFORMATION — At May 31, 2017, the Fund’s aggregate security unrealized gains and losses based on cost for U.S. federal income tax purposes were as follows:

Tax Cost	$880,565,796

Gross unrealized gain	17,000,894
Gross unrealized loss	(264,199)

Net unrealized security gain	$16,736,695

Additional information regarding the Fund is available in the Fund’s most recent Annual and Semi-Annual Reports to Shareholders. This information is available on the Securities and Exchange Commission’s website (www.sec.gov).

GOLDMAN SACHS STRATEGIC FACTOR ALLOCATION FUND

Schedule of Investments (continued)

May 31, 2017 (Unaudited)

NOTES TO THE SCHEDULE OF INVESTMENTS

Investment Valuation — The Portfolio’s valuation policy is to value investments at fair value.

Investments and Fair value Measurements — The fair value of a financial instrument is the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e., the exit price). GAAP establishes a fair value hierarchy that prioritizes the inputs to valuation techniques used to measure fair value. The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). The levels used for classifying investments are not necessarily an indication of the risk associated with investing in these investments. The three levels of the fair value hierarchy are described below:

Level 1 — Unadjusted quoted prices in active markets that are accessible at the measurement date for identical, unrestricted assets or liabilities;

Level 2 — Quoted prices in markets that are not active or financial instruments for which significant inputs are observable (including, but not limited to, quoted prices for similar investments, interest rates, foreign exchange rates, volatility and credit spreads), either directly or indirectly;

Level 3 — Prices or valuations that require significant unobservable inputs (including Goldman Sachs Asset Management, L.P. (“GSAM”) assumptions in determining fair value measurement).

Changes in valuation techniques may result in transfers into or out of an assigned level within the hierarchy. In accordance with the Portfolio’s policy, transfers between different levels of the fair value hierarchy resulting from such changes are deemed to have occurred as of the beginning of the reporting period.

The Board of Trustees (“Trustees”) has approved Valuation Procedures that govern the valuation of the portfolio investments held by the Portfolio, including investments for which market quotations are not readily available. The Trustees have delegated to GSAM day-to-day responsibility for implementing and maintaining internal controls and procedures related to the valuation of the Portfolio’s portfolio investments. To assess the continuing appropriateness of pricing sources and methodologies, GSAM regularly performs price verification procedures and issues challenges as necessary to third party pricing vendors or brokers, and any differences are reviewed in accordance with the Valuation Procedures.

Level 1 and Level 2 Fair Value Investments — The valuation techniques and significant inputs used in determining the fair values for investments classified as Level 1 and Level 2 are as follows:

Equity Securities — Equity securities traded on a United States (“U.S.”) securities exchange or the NASDAQ system, or those located on certain foreign exchanges, including but not limited to the Americas, are valued daily at their last sale price or official closing price on the principal exchange or system on which they are traded. If there is no sale or official closing price or such price is believed by GSAM to not represent fair value, equity securities are valued at the last bid price for long positions and at the last ask price for short positions. To the extent these investments are actively traded, they are classified as Level 1 of the fair value hierarchy, otherwise they are generally classified as Level 2.

Unlisted equity securities for which market quotations are available are valued at the last sale price on the valuation date, or if no sale occurs, at the last bid price. Securities traded on certain foreign securities exchanges are valued daily at fair value determined by an independent fair value service (if available) under Valuation Procedures approved by the Trustees and consistent with applicable regulatory guidance. The independent fair value service takes into account multiple factors including, but not limited to, movements in the securities markets, certain depositary receipts, futures contracts and foreign currency exchange rates that have occurred subsequent to the close of the foreign securities exchange. These investments are generally classified as Level 2 of the fair value hierarchy.

Underlying Funds (including Money Market Funds) — Underlying Funds (“Underlying Funds”) include other investment companies and exchange-traded funds (“ETFs”). Investments in the Underlying Funds (except ETFs) are valued at the NAV per share of the Institutional Share class on the day of valuation. ETFs are valued daily at the last sale price or official closing price on the principal exchange or system on which the investment is traded. Because the Portfolio invests in Underlying Funds that fluctuate in value, the Portfolio’s shares will correspondingly fluctuate in value. To the extent these investments are actively traded, they are classified as Level 1 of the fair value hierarchy, otherwise they are generally classified as Level 2. For information regarding an Underlying Fund’s accounting policies and investment holdings, please see the Underlying Fund’s shareholder report.

Derivative Contracts — A derivative is an instrument whose value is derived from underlying assets, indices, reference rates or a combination of these factors. The Portfolio enters into derivative transactions to hedge against changes in interest rates, securities prices, and/or currency exchange rates, to increase total return, or to gain access to certain markets or attain exposure to other underliers.

GOLDMAN SACHS STRATEGIC FACTOR ALLOCATION FUND

Schedule of Investments (continued)

May 31, 2017 (Unaudited)

NOTES TO THE SCHEDULE OF INVESTMENTS (continued)

Exchange-traded derivatives, including futures and option contracts, are valued at the last sale or settlement price and typically fall within Level 1 of the fair value hierarchy. Over-the-counter (“OTC”) and centrally cleared derivatives are valued using market transactions and other market evidence, including market-based inputs to models, calibration to market-clearing transactions, broker or dealer quotations, or other alternative pricing sources. Where models are used, the selection of a particular model to value OTC and centrally cleared derivatives depends upon the contractual terms of, and specific risks inherent in, the instrument, as well as the availability of pricing information in the market. Valuation models require a variety of inputs, including contractual terms, market prices, yield curves, credit curves, measures of volatility, voluntary and involuntary prepayment rates, loss severity rates and correlations of such inputs. For OTC and centrally cleared derivatives that trade in liquid markets, model inputs can generally be verified and model selection does not involve significant management judgment. OTC and centrally cleared derivatives are classified within Level 2 of the fair value hierarchy when significant inputs are corroborated by market evidence.

i. Forward Contracts — A forward contract is a contract between two parties to buy or sell an asset at a specified price on a future date. A forward contract settlement can occur on a cash or delivery basis. Forward contracts are marked-to-market daily using independent vendor prices, and the change in value, if any, is recorded as an unrealized gain or loss. Cash and certain investments may be used to collateralize forward contracts.

A forward foreign currency contract is a forward contract in which the Portfolio agrees to receive or deliver a fixed quantity of one currency for another, at a pre-determined price at a future date. All forward foreign currency exchange contracts are marked-to-market daily at the applicable forward rate. Non-deliverable forward foreign currency exchange contracts are settled with the counterparty in cash without the delivery of foreign currency.

ii. Futures Contracts — Futures contracts are contracts to buy or sell a standardized quantity of a specified commodity or security and are valued based on exchanged settlement prices or independent market quotes. Futures contracts are valued at the last settlement price, or in the absence of a sale, the last bid price for long positions and at the last ask price for short positions, at the end of each day on the board of trade or exchange upon which they are traded. Upon entering into a futures contract, the Portfolio deposits cash or securities in an account on behalf of the broker in an amount sufficient to meet the initial margin requirement. Subsequent payments are made or received by the Portfolio equal to the daily change in the contract value and are recorded as variation margin receivable or payable with a corresponding offset to unrealized gains or losses.

iii. Option Contracts — When the Portfolio writes call or put option contracts, an amount equal to the premium received is recorded as a liability and is subsequently marked-to-market to reflect the current value of the option written. Swaptions are options on interest rate swap contracts.

Upon the purchase of a call option or a put option by the Portfolio, the premium paid is recorded as an investment and subsequently marked-to-market to reflect the current value of the option. Certain options may be purchased with premiums to be determined on a future date. The premiums for these options are based upon implied volatility parameters at specified terms.

Level 3 Fair Value Investments — To the extent that significant inputs to valuation models and other alternative pricing sources are unobservable, or if quotations are not readily available, or if GSAM believes that such quotations do not accurately reflect fair value, the fair value of the Portfolio’s investments may be determined under Valuation Procedures approved by the Trustees. GSAM, consistent with its procedures and applicable regulatory guidance, may make an adjustment to the most recent valuation prices of either domestic or foreign securities in light of significant events to reflect what it believes to be the fair value of the securities at the time of determining the Portfolio’s NAV. Significant events which could affect a large number of securities in a particular market may include, but are not limited to: significant fluctuations in U.S. or foreign markets; market dislocations; market disruptions; or unscheduled market closings. Significant events which could also affect a single issuer may include, but are not limited to: corporate actions such as reorganizations, mergers and buy-outs; ratings downgrades; and bankruptcies.

Fair Value Hierarchy — The following is a summary of the Portfolio’s investments and derivatives classified in the fair value hierarchy as of May 31, 2017:

STRATEGIC FACTOR ALLOCATION

Investment Type	Level 1	Level 2	Level 3
Assets
Exchange Traded Fund	$322,008,528	$—	$—
Investment Company	575,293,963	—	—
Total	$897,302,491	$—	$—

Derivative Type
Assets(a)
Forward Foreign Currency Exchange Contracts	$—	$318,371	$—
Futures Contracts	2,195,392	—	—
Total	$2,195,392	$318,371	$—
Liabilities
Forward Foreign Currency Exchange Contracts(a)	$—	$(1,312,350)	$—
Written Options Contracts	(4,165,000)	—	—
Total	$(4,165,000)	$(1,312,350)	$—

(a)	Amount shown represents unrealized gain (loss) at period end.

GOLDMAN SACHS STRATEGIC FACTOR ALLOCATION FUND

Schedule of Investments (continued)

May 31, 2017 (Unaudited)

NOTES TO THE SCHEDULE OF INVESTMENTS (continued)

For further information regarding security characteristics, see the Schedule of Investments.

The Portfolio’s risks include, but are not limited to, the following:

Derivatives Risk — The Portfolio’s use of derivatives may result in loss. Derivative instruments, which may pose risks in addition to and greater than those associated with investing directly in securities, currencies or other instruments, may be illiquid or less liquid, volatile, difficult to price and leveraged so that small changes in the value of the underlying instruments may produce disproportionate losses to the Portfolio. Derivatives are also subject to counterparty risk, which is the risk that the other party in the transaction will not fulfill its contractual obligation. The use of derivatives is a highly specialized activity that involves investment techniques and risks different from those associated with investments in more traditional securities and instruments. Losses from derivatives can also result from a lack of correlation between changes in the value of derivative instruments and the portfolio assets (if any) being hedged.

Foreign Countries Risk — Investing in foreign markets may involve special risks and considerations not typically associated with investing in the United States. Foreign securities may be subject to risk of loss because of more or less foreign government regulation, less public information and less economic, political and social stability in the countries in which the Portfolio invests. The imposition of exchange controls, confiscations, trade restrictions (including tariffs) and other government restrictions by the United States or other governments, or from problems in share registration, settlement or custody, may also result in losses. Foreign risk also involves the risk of negative foreign currency rate fluctuations, which may cause the value of securities denominated in such foreign currency (or other instruments through which the Portfolio has exposure to foreign currencies) to decline in value. Currency exchange rates may fluctuate significantly over short periods of time.

Foreign Custody Risk — If the Portfolio invests in foreign securities, the Portfolio may hold such securities and cash with foreign banks, agents, and securities depositories appointed by the Portfolio’s custodian (each a “Foreign Custodian”). Some foreign custodians may be recently organized or new to the foreign custody business. In some countries, Foreign Custodians may be subject to little or no regulatory oversight over, or independent evaluation of, their operations. Further, the laws of certain countries may place limitations on the Portfolio’s ability to recover its assets if a Foreign Custodian enters bankruptcy.

Geographic Risk — If the Portfolio focuses its investments in the securities of issuers located in a particular country or geographic region, it will subject the Portfolio, to a greater extent than if its investments were less focused, to the risks of volatile economic cycles and/or conditions and developments that may be particular to that country or region, such as: adverse securities markets; adverse exchange rates; adverse social, political, regulatory, economic, business, environmental or other developments; or natural disasters.

Interest Rate Risk — When interest rates increase, fixed income securities or instruments held by the fund will generally decline in value. Long-term fixed income securities or instruments will normally have more price volatility because of this risk than short-term fixed income securities or instruments. The risks associated with increasing rates are heightened given that interest rates are near historic lows, but may be expected to increase in the future with unpredictable effects on the markets and the Portfolio’s investments. Fluctuations in interest rates may also affect the liquidity of fixed income securities and instruments held by the Portfolio.

Investments in Other Investment Companies — As a shareholder of another investment company, including an ETF, the Portfolio will indirectly bear its proportionate share of any net management fees and other expenses paid by such other investment companies, in addition to the fees and expenses regularly borne by the Portfolio. ETFs are subject to risks that do not apply to conventional mutual funds, including but not limited to the following: (i) the market price of the ETF’s shares may trade at a premium or a discount to their NAV; and (ii) an active trading market for an ETF’s shares may not develop or be maintained.

Large Shareholder Transactions Risk — The Portfolio may experience adverse effects when certain large shareholders, such as other funds, institutional investors (including those trading by use of non-discretionary mathematical formulas), financial intermediaries (who may make investment decisions on behalf of underlying clients and/or include the Portfolio in their investment model), individuals, accounts and Goldman Sachs affiliates, purchase or redeem large amounts of shares of a Portfolio. Such large shareholder redemptions may cause the Portfolio to sell portfolio securities at times when it would not otherwise do so, which may negatively impact the Portfolio’s NAV and liquidity. These transactions may also accelerate the realization of taxable income to shareholders if such sales of investments resulted in gains, and may also increase transaction costs. In addition, a large redemption could result in the Portfolio’s current expenses being allocated over a smaller asset base, leading to an increase in the Portfolio’s expense ratio. Similarly, large Portfolio share purchases may adversely affect the Portfolio’s performance to the extent that the Portfolio is delayed in investing new cash and is required to maintain a larger cash position than it ordinarily would.

GOLDMAN SACHS STRATEGIC FACTOR ALLOCATION FUND

Schedule of Investments (continued)

May 31, 2017 (Unaudited)

NOTES TO THE SCHEDULE OF INVESTMENTS (continued)

Liquidity Risk — The Portfolio may make investments that are illiquid or that may become less liquid in response to market developments or adverse investor perceptions. Illiquid investments may be more difficult to value. Liquidity risk may also refer to the risk that the Portfolio will not be able to pay redemption proceeds within the allowable time period because of unusual market conditions, an unusually high volume of redemption requests, or other reasons. To meet redemption requests, the Portfolio may be forced to sell investments at an unfavorable time and/or under unfavorable conditions.

Market and Credit Risks — In the normal course of business, the Portfolio trades financial instruments and enters into financial transactions where risk of potential loss exists due to changes in the market (market risk). Additionally, the Portfolio may also be exposed to credit risk in the event that an issuer or guarantor fails to perform or that an institution or entity with which the Portfolio has unsettled or open transactions defaults.

Non-Diversification Risk — The Portfolio is non-diversified, meaning that it is permitted to invest a larger percentage of its assets in fewer issuers than diversified mutual funds. Thus, the Portfolio may be more susceptible to adverse developments affecting any single issuer held in its portfolio, and may be more susceptible to greater losses because of these developments.

Item 2.	Controls and Procedures.

(a) The Registrant’s President/Chief Executive Officer and Principal Financial Officer concluded that the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) were effective as of a date within 90 days prior to the filing date of this report (the “Evaluation Date”), based on their evaluation of the effectiveness of the Registrant’s disclosure controls and procedures as of the Evaluation Date.

(b) There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the Registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 3.	Exhibits.

(a) Separate certifications for the President/Chief Executive Officer and the Principal Financial Officer of the Registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)) are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Goldman Sachs Trust

By (Signature and Title)*	/s/ James A. McNamara
James A. McNamara, President/Chief Executive Officer

Date July 27, 2017

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ James A. McNamara
James A. McNamara, President/Chief Executive Officer

Date July 27, 2017

By (Signature and Title)*	/s/ Scott McHugh
Scott McHugh Principal Financial Officer

Date July 27, 2017

*	Print the name and title of each signing officer under his or her signature.